UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 06/30/07

Date of reporting period: 09/30/06

Item 1 - Schedule of Investments

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.8%
Revenue Bonds - 77.9%
Continuing Care Retirement Communities - 7.2%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101
7.500%, 11/15/2023	$200	$225
Illinois Finance Authority, Three Crowns Park Plaza, Series A, Callable 02/15/2016 @ 100
5.875%, 02/15/2026	100	104
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care,
Series A, Callable 02/20/2016 @ 100 (GNMA)
4.850%, 08/20/2026	750	769
North Carolina Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027	270	278
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable
09/01/2014 @ 100
5.000%, 09/01/2025	400	412
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	203
		1,991

Education - 6.9%
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (a)	1,000	1,068
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	149
Glendale Industrial Development Authority, Midwestern University, Series A, Callable 05/15/2011 @ 101
5.750%, 05/15/2021	250	268
Pima County, Industrial Development Authority, Education Revenue, Paradise Education Center Project,
Callable 06/01/2016 @100
5.875%, 06/01/2022	250	255
University of Arizona Board of Regents, Series A, Pre-refunded 12/01/2009 @ 100 (FGIC)
5.800%, 06/01/2024 (a)	150	160
		1,900

Healthcare - 21.2%
Arizona Health Facilities Authority, Blood Systems Inc., Callable 04/01/2014 @ 100
4.750%, 04/01/2025	300	303
Arizona Health Facilities Authority, John C. Lincoln Health Network, Callable 12/01/2012 @ 101
5.750%, 12/01/2032	150	160
Glendale Industrial Development Authority, Callable 12/01/2015 @ 100
4.625%, 12/01/2027	200	196
Halifax Medical Center, Florida Hospital Revenue, Series A, Callable 06/01/2016 @ 100
5.000%, 06/01/2038	375	382
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A,
Callable 02/15/2016 @ 100
5.250%, 02/15/2030	400	423
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A, Callable 07/01/2016
@ 100
5.000%, 07/01/2020	130	131
Johnson City, Tennessee Health & Elderly Facilities Authority, Callable 07/01/2012 @ 103
7.500%, 07/01/2025	100	118
Maricopa County Hospital, Sun Health Corporation, Callable 04/01/2015 @ 100
5.000%, 04/01/2025	200	206
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A, Callable 07/01/2014
@ 100
5.375%, 07/01/2023	500	529
Maricopa County Industrial Development Authority, Mayo Clinic, Callable 05/15/2016 @ 100
5.000%, 11/15/2031	500	524
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (a)	1,000	1,104
University Medical Center Corporation, Hospital Revenue, Callable 07/01/2014 @ 100
5.000%, 07/01/2024	500	513
University Medical Center Corporation, Hospital Revenue, Callable 07/01/2015 @ 100
5.000%, 07/01/2016	250	262
Iowa Hospital Revenue, Washington County Hospital Project, Callable 07/01/2016 @ 100
5.375%, 07/01/2026	250	257
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A, Callable 08/01/2013
@ 100 (RAAI)
5.250%, 08/01/2021	375	397
6.000%, 08/01/2033	100	108
Yuma Industrial Development Authority, Yuma Regional Medical Center, Callable 08/01/2007 @ 102,
Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (b)	250	259
		5,872

Housing - 3.7%
Douglas Community Housing Corporation, Rancho La Perilla, Series A, Callable 01/20/2010 @ 102 (GNMA)
5.900%, 07/20/2020	500	527
6.000%, 07/20/2025	475	498
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A, Callable 06/01/2010 @ 102
(FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5
		1,030

Lease Revenue - 3.1%
Nogales Municipal Development Authority, Callable 06/01/2016 @ 100 (MBIA) (MLO)
4.500%, 06/01/2031	250	251
Peoria Municipal Development Authority (MLO)
5.000%, 07/01/2015	310	338
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project,
Series A (ACA) (MLO)
5.000%, 10/01/2016	250	263
		852

Miscellaneous - 5.0%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	250	265
Arizona Student Loan Acquisition Authority, Series A, Callable 11/01/2009 @ 102 (AMT)
5.900%, 05/01/2024	100	106
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/2008 @ 102 (MBIA)
5.625%, 08/01/2020	200	211
Greater Arizona Infrastructure Development Authority, Series B, Callable 08/01/2014 @ 100
5.250%, 08/01/2026	750	794
		1,376

Tax Revenue - 12.3%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1,
Callable 08/01/2016 @ 100 (MBIA)
4.500%, 08/01/2025	750	759
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable
03/01/2016 @ 100
5.625%, 03/01/2036	135	139
Phoenix Civic Improvements, Excise Tax Revenue, Callable 07/01/2009 @ 101
5.750%, 07/01/2016	300	319
Queen Creek Improvement District #001, Callable 07/01/2011 @ 100
5.000%, 01/01/2020 (c)	300	309
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C, Callable
07/01/2017 @ 100 (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021	500	369
Scottsdale Preservation Authority, Excise Tax Revenue (FGIC)
5.000%, 07/01/2011	500	532
Tempe, Excise Tax Revenue, Series A, Callable 07/01/2009 @ 100
5.625%, 07/01/2020	300	315
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment, Callable 08/01/2016 @ 100
5.000%, 02/01/2026	270	279
Yuma Improvement District #68, Callable 01/01/2017 @ 101
4.700%, 01/01/2021	365	371
		3,392

Transportation - 5.7%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	416
Phoenix Civic Improvements, Series B, Callable 07/01/2012 @ 100 (AMT) (FGIC)
5.250%, 07/01/2021	250	262
5.250%, 07/01/2027	750	784
Tucson Street & Highway Improvements, Series 1994-E, Pre-refunded 07/01/2010 @ 100 (FGIC)
5.000%, 07/01/2018 (a)	100	105
		1,567

Utilities - 12.8%
Chandler Water & Sewer Improvements, Pre-refunded 07/01/2010 @ 101 (FSA)
5.800%, 07/01/2017 (a)	250	272
Cottonwood Water Revenue, Callable 07/01/2016 @ 100 (XLCA)
5.000%, 07/01/2017	250	271
Gilbert Water Municipal Property Wastewater System & Utility, Callable 04/01/2008 @ 100
5.000%, 04/01/2017	375	377
Glendale Water & Sewer Revenue, Callable 01/01/2016 @ 100 (FGIC)
5.000%, 07/01/2019	1,000	1,080
Mesa Utility System Revenue, Callable 07/01/2016 @ 100 (FGIC)
4.500%, 07/01/2028	635	639
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	204
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1, Callable
03/01/2016 @ 101 (AMT)
4.900%, 03/01/2028 (d)	400	400
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2, Mandatory
Put 03/01/2008 @ 100 (AMT)
4.450%, 03/01/2028	300	301
		3,544
Total Revenue Bonds		21,524

General Obligations - 15.7%
California State, Callable 02/01/2014 @ 100
4.750%, 02/01/2024	100	103
Centerra Community Facilities Distributors, Callable 07/15/2015 @ 100
5.500%, 07/15/2029	196	200
Chandler Public & Recreational Improvements, Callable 07/01/2010 @ 101
5.800%, 07/01/2018	250	270
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	171
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B,
Callable 07/01/2016 @ 100 (FSA)
4.750%, 07/01/2018 (c)	250	267
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B,
Callable 07/01/2016 @100 (FSA)
4.750%, 07/01/2022 (c)	265	278
Peoria, Callable 04/01/2009 @ 100 (FGIC)
5.400%, 04/01/2015	100	104
5.000%, 04/01/2018	575	593
5.000%, 04/01/2019	125	129
Phoenix, Callable 07/01/2007 @ 102
5.250%, 07/01/2020	250	257
Phoenix, Callable 07/01/2010 @ 100
5.250%, 07/01/2019	350	368
5.375%, 07/01/2025	750	791
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	250	267
Scottsdale, Pre-refunded 07/01/2009 @ 100
5.500%, 07/01/2022 (a)	250	263
Tucson
5.500%, 07/01/2018	250	284
Total General Obligations		4,345

Certificates of Participation - 5.2%
Arizona Board of Regents, Northern Arizona University Projects, Callable 09/01/2016 @ 100 (AMBAC)
4.500%, 09/01/2030	500	502
Northern Arizona University, Research Projects, Callable 09/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 09/01/2023	140	149
Pinal County (MLO)
5.000%, 12/01/2014	400	424
Tucson, Callable 07/01/2008 @ 100 (MBIA) (MLO)
5.500%, 07/01/2015	200	206
University of Arizona Parking & Student Housing Authority, Pre-refunded 06/01/2009 @ 100 (AMBAC)
(MLO)
5.750%, 06/01/2019 (a)	140	148
Total Certificates of Participation		1,429
Total Municipal Bonds
(Cost $26,043)		27,298

Short-Term Investments - 2.8%	SHARES
Money Market Fund - 2.7%
Federated Arizona Municipal Money Market Fund	755,173	755
U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.703%, 01/11/2007 (e)	$35	35
Total Short-Term Investments
(Cost $790)		790
Total Investments - 101.6%
(Cost $26,833)		28,088
Other Assets and Liabilities, Net - (1.6)%		(455)
Total Net Assets - 100.0%		$27,633

+	Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments purchased on a when-issued basis was
$847 or 3.1% of total net assests.
(d)	Variable Rate Security - The rate shown is in effect as of September 30, 2006.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of September 30, 2006.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to AMT was $1,853 which represents 6.7% of total net assets.
Convertible
CABs -	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC -	Financial Guaranty Insurance Corporation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Depreciation
U.S. Treasury 10 Year Note Futures	(31)	$ (3,350)	December 2006	$ (2)

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.6%
Revenue Bonds - 69.6%
Continuing Care Retirement Communities - 4.5%
Association of Bay Area Governments Financial Authority, Odd Fellows Home of California (CMI)
4.950%, 08/15/2007	$500	$506
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/2010	500	506
4.375%, 01/01/2012	540	552
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	529
La Verne, Brethren Hillcrest Homes, Series B,
Callable 02/15/2013 @ 101 (ACA)
5.600%, 02/15/2033	500	530
		2,623

Education - 10.8%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.800%, 06/01/2008	200	206
California Educational Facilities Authority, Golden Gate University,
Callable 10/01/2015 @ 100
5.000%, 10/01/2020	505	526
California Educational Facilities Authority, Lutheran University, Series C,
Callable 10/01/2014 @ 100
4.750%, 10/01/2015	675	705
California Educational Facilities Authority, University of Redlands, Series A,
Callable 10/01/2015 @ 100
5.000%, 10/01/2020	500	526
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	326
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	452
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.650%, 03/01/2007	380	382
5.750%, 03/01/2008	400	409
California State Higher Educational Facilities Authority, Occidental College Project,
Pre-refunded 10/01/2007 @ 102 (MBIA)
5.300%, 10/01/2010 (a)	500	519
California State Higher Educational Facilities Authority, University of La Verne & Western University of
Health Sciences, Series B,
Partially Escrowed to Maturity
6.000%, 06/01/2010 (b)	495	526
California State Higher Educational Facilities Authority, University of Redlands, Series A,
Escrowed to Maturity
5.550%, 06/01/2009 (b)	225	236
California State Higher Educational Facilities Authority, University of Redlands, Series A,
Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 (a)	250	271
5.750%, 06/01/2012 (a)	260	282
California Statewide Communities Development Authority, Cathedral High School Project,
(LOC: Allied Irish Bank PLC) (VRDO)
3.500%, 04/01/2033 (c)	500	500
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	403
		6,269

Healthcare - 15.2%
California Health Facilities Financing Authority, Casa Colina,
Callable 04/01/2012 @ 100
5.500%, 04/01/2013	300	317
California Health Facilities Financing Authority, Catholic Healthcare West, Series I,
Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	474
California Health Facilities Financing Authority, Marshall Medical Center, Series A,
Callable 11/01/2014 @ 100 (CMI)
4.750%, 11/01/2019	1,200	1,235
California Health Facilities Financing Authority, Valleycare Medical Center, Series A,
Callable 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013	300	310
4.800%, 05/01/2014	715	741
California State Health Facilities Authority, Casa de las Campanas, Series A,
Callable 08/01/2008 @ 100 (CMI)
5.375%, 08/01/2009	250	257
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	533
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/2011	500	522
California Statewide Communities Development Authority, Kaiser Permanente, Series C,
Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	991
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation,
Callable 06/01/2007 @ 101 (AMBAC)
5.000%, 06/01/2012	150	153
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	636
Marysville Hospital, Fremont Rideout Health Project, Series A,
Callable 07/01/2008 @ 103 (AMBAC)
5.000%, 01/01/2010	500	520
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion,
Series A
5.500%, 11/15/2009	650	679
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A,
Callable 07/01/2007 @ 102 (MBIA)
5.125%, 07/01/2008	500	514
Turlock California Health Facilities Revenue, Emanuel Medical Center,
Callable 10/15/2014 @ 100 (MLO)
5.000%, 10/15/2024	700	721
Iowa Hospital Revenue, Washington County Hospital Project
5.000%, 07/01/2014	250	255
		8,858

Housing - 3.7%
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	500	512
Aztec Shops, California State Auxiliary Organization, San Diego State University,
Callable 09/01/2010 @ 101
5.400%, 09/01/2011	1,035	1,095
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	15	15
California Statewide Communities Development Authority, Equity Residential, Series B,
Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	516
		2,138

Lease Revenue - 6.5%
California State Public Works Board, California Community Colleges, Series A,
Callable 12/01/2009 @ 101 (MLO)
4.875%, 12/01/2018	200	207
California State Public Works Board, Department of Health Services,
Callable 11/01/2009 @ 101 (MBIA) (MLO)
5.200%, 11/01/2012	500	528
California State Public Works Board, Department of Mental Health,
Callable 06/01/2014 @ 100 (MLO)
5.500%, 06/01/2016	540	601
Golden State Tobacco Securitization Corporation, California Tobacco Settlement,
Convertible CABs, Series A (MLO)
0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022	150	130
Lincoln Public Financing Authority, Lease Revenue, City Hall Project,
Callable 08/01/2016 @ 100 (AMBAC)
4.250%, 08/01/2017	155	160
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project,
Callable 09/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 09/01/2016	1,500	1,633
Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO)
6.000%, 02/01/2007	500	504
		3,763

Miscellaneous - 5.3%
California Infrastructure & Economic Development, Salvation Army Western,
Callable 09/01/2016 @ 100 (AMBAC)
4.000%, 09/01/2018	1,000	1,003
Children's Trust Fund, Puerto Rico Tobacco Settlement Issue,
Escrowed to Maturity
5.000%, 07/01/2008 (b)	250	256
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	807
5.750%, 02/01/2014	520	591
Golden West Schools Financing Authority, Series A,
Zero Coupon Bond (MBIA)
5.000%, 02/01/2012 (d)	535	438
		3,095

Recreational Facility Authority - 1.0%
California State University Fresno Association, Auxiliary Organization Event Center,
Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	567

Tax Revenue - 7.3%
Coachella Redevelopment Agency, Tax Allocation, Sub-Merged Project Areas, Series A (AMBAC)
4.150%, 09/01/2015	290	298
Long Beach Community Facilities District #5, Towne Center Special Tax,
Callable 10/01/2006 @ 102
6.100%, 10/01/2012	165	170
Murrieta Community Facilities District #2, The Oaks Area,
Callable 09/01/2014 @ 100
5.750%, 09/01/2020	250	267
Norco, Special Tax, Community Facilities District #97-1,
Callable 10/01/2015 @ 100 (AGTY)
4.500%, 10/01/2016	260	272
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	655	700
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A,
Callable 10/01/2016 @ 100 (MBIA)
4.400%, 10/01/2018	250	260
Poway Unified School District, Special Tax, Community Facilities District #6-4,
Callable until 08/31/2013 @ 103
5.000%, 09/01/2023	400	405
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A,
Callable 09/01/2015 @ 100 (RAAI)
5.000%, 09/01/2016	500	536
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North
Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	298
4.100%, 08/01/2014	325	328
4.250%, 08/01/2016	250	254
Shafter Community Development Agency, Tax Allocation Revenue, Community Development Project Area #1,
Series A,
Callable 11/01/2016 @ 100 (FSA)
4.250%, 11/01/2017	180	186
Southern California Logistics Airport Authority,
Callable 06/01/2016 @ 100 (XLCA)
4.250%, 12/01/2018	285	291
		4,265

Transportation - 2.9%
Alameda Corridor Transportation Authority,
Zero Coupon Bond (AMBAC)
4.650%, 10/01/2014 (d)	1,000	735
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/2008	500	515
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA)
5.250%, 01/01/2007	450	452
		1,702

Utilities - 12.4%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects,
Callable 11/01/2016 @ 100 (FGIC)
5.000%, 11/01/2020	1,025	1,112
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project,
Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	749
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated
Project, Series B,
Callable 07/01/2015 @ 101 (AMT) (AGTY)
5.000%, 07/01/2027	250	256
California State Department of Water, Reservoir Power Supply, Series C-5 (LOC: Dexia Credit Local) (VRDO)
3.600%, 05/01/2022 (c)	1,000	1,000
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison
Company, Series A,
Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	511
California Statewide Communities Development Authority, Water Revenue, Series B,
Callable 10/01/2016 @ 100 (FSA)
4.250%, 10/01/2017	635	658
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project,
Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 (a)	405	430
Imperial, Wastewater Treatment Facility,
Callable 10/15/2011 @ 102 (FGIC)
5.000%, 10/15/2020	1,000	1,059
Metropolitan Water District of Southern California, Series B,
Pre-refunded 01/01/2007 @ 102 (MBIA)
4.875%, 07/01/2010 (a)	190	194
Richmond Wastewater Systems,
Callable 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011	500	529
Signal Hill, Water Revenue,
Callable 11/01/2016 @ 100 (MBIA)
4.375%, 11/01/2018	345	360
Whittier Utility Authority,
Callable 06/01/2013 @ 100 (MBIA)
4.400%, 06/01/2017	305	315
4.500%, 06/01/2018	65	67
		7,240
Total Revenue Bonds		40,520

General Obligations - 21.2%
Alisal Union School District, Series C,
Zero Coupon Bond (FGIC)
5.050%, 08/01/2008 (d)	860	806
Baldwin Park Unified School District Election 2002,
Zero Coupon Bond,
Callable 08/01/2016 @ 83.04 (AMBAC)
4.700%, 08/01/2020 (d) (e)	1,000	526
California State,
Callable 08/01/2013 @ 100
5.000%, 02/01/2017	1,000	1,066
California State,
Callable 04/01/2014 @ 100
5.125%, 04/01/2024	500	533
California State, Water Reservoir Development, Series Q,
Callable until 03/02/2019 @ 100
4.750%, 03/01/2020	200	200
Foothill-De Anza Community College District,
Callable 08/01/2010 @ 101
6.000%, 08/01/2011	300	329
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	556
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	350
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,500	1,647
Pomona Unified School District, Series A,
Callable 08/01/2011 @ 103 (MBIA)
6.150%, 08/01/2015	500	570
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,202
Roseville Joint Union High School District, Series E,
Callable 08/01/2011 @ 101
5.200%, 08/01/2020	600	636
Roseville Joint Union High School District, Election of 2004, Series B,
Callable 08/01/2015 @ 100 (FGIC)
5.000%, 08/01/2018	550	598
San Diego Community College, District Election of 2002,
Callable 05/01/2015 @ 100 (FSA)
5.000%, 05/01/2019	1,000	1,082
San Mateo Unified High School District, Series B,
Zero Coupon Bond (FGIC)
5.150%, 09/01/2017 (d)	1,000	640
Sanger Unified School District, Election of 2006, Series A (FSA)
4.000%, 08/01/2016	475	485
Walnut Valley Unified School District, Series A,
Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (a)	255	274
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	845
Total General Obligations		12,345

Certificates of Participation - 7.8%
Bakersfield Convention Center Expansion Project,
Pre-refunded 04/01/2007 @ 101 (MBIA) (MLO)
5.500%, 04/01/2010 (a)	250	255
Cawelo Water District,
Callable 03/01/2016 @ 100 (AMBAC)
4.375%, 03/01/2024	400	401
Grossmont Unified High School District,
Pre-refunded 09/01/2008 @ 102 (FSA) (MLO)
5.400%, 09/01/2013 (a)	300	317
Kern County Board of Education, Series A (MBIA)
4.300%, 06/01/2016	500	520
Kern County Board of Education, Series A,
Callable 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012	325	338
Kern County Board of Education, Series A,
Pre-refunded 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012 (a)	580	607
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A (MLO)
5.000%, 09/01/2008	200	205
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/2010	500	535
Paradise Unified School District, Measure M Project, Series A,
Callable until 03/01/2007 @ 101 (AMBAC) (MLO)
5.250%, 09/01/2007	300	304
Poway California,
Callable 08/01/2015 @ 100 (MLO)
4.500%, 08/01/2016	585	615
Travis Unified School District (FGIC)
4.500%, 09/01/2016	425	449
Total Certificates of Participation		4,546
Total Municipal Bonds
(Cost $55,354)		57,411

Short-Term Investment - 1.2%	SHARES
Blackrock Liquidity Funds
(Cost $678)	677,863	678
Total Investments - 99.8%
(Cost $56,032)		58,089
Other Assets and Liabilities, Net - 0.2%		122
Total Net Assets - 100.0%		$58,211

+	Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	Variable Rate Security - The rate shown is in effect as of September 30, 2006.
(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(e)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments purchased on a when-issued basis was
$526 or 0.9% of total net assests.

ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $1,987 or 3.4%
of total net assets.
CMI -	California Mortgage Insurance Program
Convertible
CABs -	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
VRDO -	Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.
XLCA -	XL Capital Assurance Inc.

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 97.7%
Revenue Bonds - 78.1%
Continuing Care Retirement Community - 0.7%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens,
Callable 02/15/2008 @ 101 (CMI)
6.100%, 02/15/2025	$250	$259

Education - 13.6%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.900%, 06/01/2010	200	212
California Educational Facilities Authority, University of Redlands, Series A,
Callable 10/01/2015 @ 100
5.000%, 10/01/2020	500	525
California Educational Facilities Authority, University of the Pacific,
Callable 11/01/2015 @ 100
5.000%, 11/01/2030	1,000	1,041
California Educational Facilities Authority, Woodbury University,
Callable 01/01/2015 @ 100
4.500%, 01/01/2016	470	473
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project,
Series A,
Callable 06/01/2016 @ 100
5.250%, 06/01/2026	400	411
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A,
Callable 03/01/2010 @ 101
6.750%, 03/01/2019	380	409
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences,
Series B,
Partially Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (a)	215	233
California State Higher Educational Facilities Authority, University of Redlands, Series A,
Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (a)	310	339
California State University Foundation, Monterey Bay,
Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (a)	500	540
University of California, Series K,
Callable 09/01/2008 @ 101
5.000%, 09/01/2020	1,000	1,033
		5,216

Healthcare - 11.1%
California Health Facilities Financing Authority, Casa Colina,
Callable 04/01/2012 @ 100
5.500%, 04/01/2013	50	53
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
5.000%, 11/15/2015	500	534
California Health Facilities Financing Authority, Marshall Medical Center, Series A,
Callable 11/01/2014 @ 100 (CMI)
4.750%, 11/01/2019	560	576
California Statewide Communities Development Authority, Adventist Health, Series A,
Callable 03/01/2015 @ 100
5.000%, 03/01/2030	300	309
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A,
Callable 07/01/2015 @ 100
5.250%, 07/01/2030	100	105
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/2011	250	261
California Statewide Communities Development Authority, Kaiser Permanente, Series C,
Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	400	397
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation,
Callable 06/01/2007 @ 101 (AMBAC)
5.000%, 06/01/2012	350	356
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	536
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	424
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion,
Series A
5.500%, 11/15/2008	400	412
Turlock California Health Facilities Revenue, Emanuel Medical Center,
Callable 10/15/2014 @ 100 (MLO)
5.000%, 10/15/2024	300	309
		4,272

Housing - 5.8%
Aztec Shops, California State Auxiliary Organization, San Diego University
5.200%, 09/01/2008	455	466
California State Department of Veterans Affairs, Series C,
Callable 01/09/2011 @ 101 (AMT)
5.500%, 12/01/2019	205	216
California State Housing Finance Agency, Single Family Mortgage, Series B,
(AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	10	10
California Statewide Communities Development Authority, Archstone Seascape,
Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	500	509
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A,
Callable 12/01/2016 @ 100 (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	1,043
		2,244

Lease Revenue - 7.8%
California State Public Works Board, California Community Colleges, Series B,
Callable 06/01/2014 @ 100 (MLO)
5.500%, 06/01/2019	1,035	1,146
Golden State Tobacco Securitization Corporation, California Tobacco Settlement,
Convertible CABs, Series A (FSA) (MLO)
0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022	1,250	1,082
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project,
Callable 09/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 09/01/2016	700	762
		2,990

Miscellaneous - 10.4%
California Infrastructure & Economic Development, Salvation Army Western,
Callable 09/01/2016 @ 100 (AMBAC)
4.000%, 09/01/2018	680	682
Golden West Schools Financing Authority, Glendora Unified School District (MBIA)
5.500%, 09/01/2019	910	1,048
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	284
5.800%, 08/01/2022	320	386
5.800%, 08/01/2023	345	418
Sacramento City Financing Authority,
Pre-refunded 06/01/2010 @ 101 (MLO)
5.400%, 06/01/2018 (a)	455	490
5.500%, 06/01/2023 (a)	645	696
		4,004

Recreational Facility Authority - 1.5%
California State University Fresno Association, Auxiliary Organization Event Center,
Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	567

Tax Revenue - 14.6%
Grass Valley Community Redevelopment Agency, Tax Allocation,
Callable 12/01/2008 @ 102
6.400%, 12/01/2034	400	426
Irvine Unified School District Financing Authority, Special Tax Group II, Series A,
Callable until 08/31/2014 @ 103
5.000%, 09/01/2026	225	225
Long Beach Community Facilities District #5, Towne Center Special Tax,
Callable 10/01/2006 @ 102
6.100%, 10/01/2012	250	257
Los Angeles,
Callable 03/01/2010 @ 101
5.625%, 03/01/2019	200	214
Los Angeles County Community Facilities District #3, Special Tax, Series A,
Callable 09/01/2010 @ 100 (AMBAC)
5.250%, 09/01/2018	715	756
Murrieta Community Facilities District #2, The Oaks Area,
Callable 09/01/2014 @ 100
5.750%, 09/01/2020	125	134
Norco, Special Tax, Community Facilities District #97-1,
Callable 10/01/2015 @ 100 (AGTY)
4.875%, 10/01/2030	500	512
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B,
Callable 03/01/2016 @ 100
5.625%, 03/01/2036	155	160
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A,
Callable 10/01/2016 @ 100 (MBIA)
5.000%, 10/01/2029	1,000	1,057
Poway Unified School District, Special Tax, Community Facilities District #6-4,
Callable until 08/31/2013 @ 103
5.000%, 09/01/2023	250	253
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A,
Callable 09/01/2015 @ 100 (RAAI)
5.000%, 09/01/2016	350	375
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North
Redevelopment Project, Series B,
Callable 08/01/2016 @ 100 (RAAI)
4.300%, 08/01/2017	365	370
4.375%, 08/01/2018	380	386
Solana Beach Public Financing Authority, Assessment Revenue,
Callable 03/02/2007 @ 103
5.000%, 09/02/2026	100	100
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A,
Callable 09/02/2015 @ 100 (RAAI)
4.375%, 09/02/2020	365	365
		5,590

Transportation - 1.0%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	113
San Francisco Airport Commission, SFO Fuel Company,
Callable 01/01/2008 @ 102 (AMT) (FSA)
5.625%, 01/01/2012	250	260
		373

Utilities - 11.6%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects,
Callable 11/01/2016 @ 100 (FGIC)
5.000%, 11/01/2023	1,190	1,278
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated
Project, Series A-2,
Callable 04/01/2015 @ 101 (AMT)
5.400%, 04/01/2025	500	528
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated
Project, Series B,
Callable 07/01/2015 @ 101 (AMT) (AGTY)
5.000%, 07/01/2027	250	256
California State,
Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (a)	495	527
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison
Company, Series C,
Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	514
Compton Sewer Authority,
Callable 09/01/2008 @ 102 (MBIA)
5.375%, 09/01/2023	1,150	1,207
South Bayside Waste Management Authority,
Callable 03/01/2009 @ 102 (AMBAC)
5.750%, 03/01/2020	150	160
		4,470
Total Revenue Bonds		29,985

General Obligations - 15.2%
Acalanes Unified High School District,
Zero Coupon Bond,
Pre-refunded 08/01/2010 @ 70.92 (FGIC)
5.560%, 08/01/2016 (a) (b)	700	432
Baldwin Park Unified School District Election 2002,
Zero Coupon Bond,
Callable 08/01/2016 @ 87.14 (AMBAC)
4.700%, 08/01/2019 (b) (c)	400	223
California State,
Callable 10/01/2010 @ 100
5.250%, 10/01/2019	105	110
California State,
Callable 02/01/2013 @ 100
5.000%, 02/01/2024	700	733
Glendora Unified School District, Series A,
Pre-refunded 09/01/2010 @ 101 (FSA)
5.350%, 09/01/2020 (a)	340	367
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	570
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	500	549
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	1,009
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	214
Puerto Rico Commonwealth, Public Improvements, Series A (FGIC)
5.500%, 07/01/2019	200	231
Sacramento Unified School District, Series A,
Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (a)	400	432
Ventura County Community College District, Series A,
Callable 08/01/2012 @ 101 (MBIA)
5.000%, 08/01/2018	910	976
Total General Obligations		5,846

Certificates of Participation - 4.4%
Cawelo Water District,
Callable 03/01/2016 @ 100 (AMBAC)
4.375%, 03/01/2024	400	401
Escondido, Series A,
Callable 09/01/2010 @ 101 (FGIC)
5.625%, 09/01/2020	300	324
Los Angeles, Sonnenblick del Rio Senior Lien,
Callable 11/01/2010 @ 101 (AMBAC) (MLO)
6.000%, 11/01/2019	330	362
Ridgecrest Civic Center Project,
Pre-refunded 03/01/2009 @ 101 (MLO)
6.250%, 03/01/2021 (a)	250	268
West Kern County Water District,
Pre-refunded 06/01/2010 @ 101 (MLO)
5.200%, 06/01/2014 (a)	320	341
Total Certificates of Participation		1,696
Total Municipal Bonds
(Cost $35,784)		37,527

Short-Term Investment - 2.0%	SHARES
Blackrock Liquidity Funds
(Cost $780)	780,477	780
Total Investments - 99.7%
(Cost $36,564)		38,307
Other Assets and Liabilities, Net - 0.3%		110
Total Net Assets - 100.0%		$38,417

+	Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(c)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments purchased on a when-issued basis was $222 or 0.6% of total net assets.

AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $2,313 or
6.0% of total net assests.
Convertible
CABs -	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
CMI -	California Mortgage Insurance Program
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.1%
Revenue Bonds - 70.1%
Continuing Care Retirement Community - 1.2%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100
5.000%, 12/01/2016	$500	$520

Education - 6.6%
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Project, Series A, Callable 06/15/2015 @ 100 (CIFG)
4.000%, 06/15/2017	200	201
Colorado Educational & Cultural Facilties Authority, Frontier Academy (CIFG)
4.000%, 06/01/2015	565	569
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	280	296
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	705	749
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	481
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project, Callable 11/01/2010 @ 102
4.500%, 11/01/2015	550	539
		2,835
Healthcare - 21.3%
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	525
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	500	529
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/2010 @ 102
6.900%, 12/01/2025	350	390
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
4.200%, 06/01/2013	200	201
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	930
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/2008 @ 100
5.375%, 01/01/2016	700	712
Colorado State Health Facilities Authority, Parkview Medical Center
5.500%, 09/01/2007	250	254
5.750%, 09/01/2008	250	258
5.500%, 09/01/2009	500	521
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/2008 @ 101
5.300%, 09/15/2009	160	162
Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/2012 @ 100 (RAAI)
4.200%, 11/01/2013	80	81
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	314
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2012 @ 100
5.750%, 01/15/2022	800	851
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2013	500	530
Delta County Memorial Hospital District, Callable 09/01/2013 @ 100
5.350%, 09/01/2017	500	520
Iowa Hospital Revenue, Washington County Hospital Project
5.125%, 07/01/2016	350	359
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.300%, 04/01/2007	320	321
5.400%, 04/01/2008	335	338
5.500%, 04/01/2009	355	362
Montrose Memorial Hospital
5.300%, 12/01/2013	260	272
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
5.450%, 12/01/2014	390	413
University of Colorado Hospital Authority, Callable 11/15/2011 @ 100
5.000%, 11/15/2014	300	311
		9,154
Miscellaneous - 5.1%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	254
4.900%, 07/01/2010	265	272
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/2011 @ 100
5.250%, 06/01/2013	700	737
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/2007 @ 100
5.125%, 12/01/2017	900	912
		2,175
Recreational Facility Authority - 0.5%
Hyland Hills Metropolitan Park & Recreation District, Series A, Callable 12/15/2007 @ 101
6.100%, 12/15/2009	210	215

Tax Revenue - 4.4%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	460	486
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	537
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	102
4.600%, 06/01/2014	225	231
Westminster Sales & Use Tax, Series A, Callable 12/01/2007 @ 102 (FGIC)
5.250%, 12/01/2011	500	519
		1,875
Transportation - 16.4%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,085
E-470 Public Highway Authority, Convertible CABs, Series C (MBIA)
0.000% through 09/01/2011, thereafter 5.000% , 09/01/2017	500	427
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
5.250%, 09/01/2017 (c)	1,575	1,002
6.400%, 09/01/2019 (c)	960	553
3.596%, 09/01/2022 (c)	1,000	498
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B, Callable 05/01/2016 @ 100 (AMT)
5.250%, 05/01/2020	200	202
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200% , 06/15/2014	750	649
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250% , 06/15/2015	2,000	1,746
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.350% , 06/15/2016	1,000	883
		7,045
Utilities - 14.6%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 (a)	160	167
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	197
Boulder Water & Sewer
5.750%, 12/01/2010	1,545	1,677
Broomfield Water Activity Enterprise, Callable 12/01/2010 @ 101 (MBIA)
5.500%, 12/01/2017	500	538
Colorado State Water Resources & Power Development Authority, Small Water Resources, Series A, Callable 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015	100	108
Denver City & County Wastewater, Callable 11/01/2012 @ 100 (FGIC)
5.250%, 11/01/2017	1,260	1,358
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	615
Platte River Power Authority, Series DD, Callable 06/01/2007 @ 102 (MBIA)
5.375%, 06/01/2017	875	901
Ute Water Conservancy District (MBIA)
6.000%, 06/15/2009	680	723
		6,284
Total Revenue Bonds		30,103

General Obligations - 20.7%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,059
Canterberry Crossing Metropolitan School District (MBIA)
4.250%, 12/01/2012	130	134
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	620	659
Denver West Metropolitan School District
4.125%, 12/01/2014	150	148
4.200%, 12/01/2015	480	472
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.230%, 12/15/2015 (c)	585	406
Garfield County School District #RE-2, Callable 12/01/2012 @ 100 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,651
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	980	998
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,081
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	439
Vista Ridge Metropolitan School District, Limited Tax, Series A (RAAI)
3.750%, 12/01/2012	200	198
West Metro Fire Protection District, Series A (MBIA)
4.750%, 12/01/2014	335	359
Westglenn Metropolitan District, Callable 12/01/2009 @ 100
6.000%, 12/01/2014	1,220	1,276
Total General Obligations		8,880

Certificates of Participation - 7.3%
Aims Junior College (MBIA)
4.000%, 12/15/2011	500	510
4.100%, 12/15/2017	525	532
Garfield County Building Corporation, Callable 12/01/2009 @ 101 (AMBAC) (MLO)
5.300%, 12/01/2011	400	423
Glendale, Callable 12/01/2016 @ 100 (MLO) (XLCA)
4.500%, 12/01/2017	200	209
Pueblo County, Capital Construction, Callable 12/01/2015 @ 100 (MLO)
4.400%, 12/01/2016	410	409
Westminster Recreational Facilities, Callable 09/01/2009 @ 101 (MBIA) (MLO)
5.200%, 09/01/2010	1,000	1,053
Total Certificates of Participation		3,136
Total Municipal Bonds
(Cost $39,994)		42,119

Short-Term Investment - 2.0%	SHARES
First American Tax Free Obligations Fund, Class Z (d)
(Cost $858)	857,960	858
Total Investments - 100.1%
(Cost $40,852)		42,977
Other Assets and Liabilities, Net - (0.1)%		(28)
Total Net Assets - 100.0%		$42,949

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $202, which represents 0.5% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
Convertible
CABs -
Convertible Capital Appreciation Bonds initially pay no interest, but accret in value from the date of issuance throught the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC -	Financial Guaranty Insurance Corporation
FSA -	Financial Security Assurance
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
STAID -	State Aid Withholding
XLCA -	XL Capital Assurance Inc.

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.3%
Revenue Bonds - 75.1%
Continuing Care Retirement Communities - 5.5%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100
5.250%, 12/01/2025	$200	$209
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/2012 @ 101
6.125%, 12/01/2033	350	381
Illinois Finance Authority, Three Crowns Park Plaza, Series A, Callable 02/15/2016 @ 100
5.875%, 02/15/2026	100	104
North Carolina Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027	220	226
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025	325	335
		1,255
Education - 6.8%
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A, Callable 12/15/2015 @ 100
4.625%, 12/15/2028	330	329
Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/2007 @ 100 (AMBAC)
5.125%, 03/01/2017	200	203
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016	200	216
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	490	521
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project, Callable 11/01/2010 @ 102
4.500%, 11/01/2015	300	294
		1,563
Healthcare - 22.7%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	349
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/2010 @ 102
6.900%, 12/01/2025	150	167
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/2014 @ 100
5.250%, 06/01/2034	230	239
Colorado State Health Facilities Authority, Longmont United Hospital, Series B, Callable 12/01/2016 @ 100 (RAAI)
4.625%, 12/01/2024	325	329
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/2008 @ 100
5.375%, 01/01/2016	300	305
Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/2011	300	321
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (b)	600	684
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F, Callable 03/01/2015 @ 100
5.000%, 03/01/2025	350	360
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/2008 @ 101
5.300%, 09/15/2009	155	157
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2015 @ 100
5.000%, 01/15/2020	250	261
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2012 @ 100
5.800%, 01/15/2027	500	531
Delta County Memorial Hospital District, Callable 09/01/2013 @ 100
5.350%, 09/01/2017	220	229
Halifax Medical Center, Florida Hospital Revenue, Series A, Callable 06/01/2016 @ 100
5.000%, 06/01/2038	325	331
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A, Callable 07/01/2016 @ 100
5.000%, 07/01/2020	100	101
Iowa Hospital Revenue, Washington County Hospital Project, Callable 07/01/2016 @ 100
5.375%, 07/01/2026	225	232
La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/2009 @ 101
6.100%, 04/01/2024	100	104
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
6.375%, 12/01/2023	130	146
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital, Callable 06/01/2016 @ 100
5.250%, 06/01/2036	100	102
University of Alabama at Birmingham, Hospital Revenue, Series A, Callable 09/01/2016 @ 100
4.500%, 09/01/2031	250	245
		5,193
Housing - 4.2%
Burlingame Housing, Multifamily Revenue, Housing Project, Callable 11/01/2015 @ 100 (MBIA)
4.500%, 11/01/2029	750	752
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/2010 @ 100
5.900%, 04/01/2031	100	105
Colorado State Housing & Finance Authority, Series E-2, Callable 08/01/2010 @ 105 (AMT)
7.000%, 02/01/2030	50	52
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/2009 @ 105 (AMT)
7.450%, 10/01/2016	10	10
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/2010 @ 105 (AMT)
7.100%, 04/01/2017	35	36
		955
Miscellaneous - 4.8%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	200	212
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/2011 @ 100
5.250%, 06/01/2021	750	781
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/2007 @ 100
5.125%, 12/01/2017	100	101
		1,094
Recreational Facility Authority - 2.2%
Denver Convention Center, Hotel Authority Revenue, Callable 11/01/2016 @ 100 (XLCA)
4.500%, 12/01/2025	500	503

Tax Revenue - 5.3%
Douglas County Sales & Use Tax Revenue, Callable 10/15/2010 @ 100 (FSA)
5.625%, 10/15/2020	200	214
Highlands Ranch Metropolitan School District #2, Callable until 06/15/2007 @ 101 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax, Callable 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018	100	107
Mountain Village Metropolitan District, San Miguel County, Callable 12/01/2007 @ 101 (MBIA)
5.200%, 12/01/2017	200	205
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable 03/01/2016 @ 100
5.625%, 03/01/2036	100	103
Superior Open Space Sales & Use Tax, Callable 06/01/2016 @ 100
5.000%, 06/01/2026	330	339
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment, Callable 08/01/2016 @ 100
5.000%, 02/01/2026	210	218
		1,206
Transportation - 13.7%
Denver City & County Airport, Series E, Callable 11/15/2007 @ 101 (MBIA)
5.250%, 11/15/2023	500	512
E-470 Public Highway Authority, Series A, Callable 09/01/2017 @ 100 (MBIA)
5.000%, 09/01/2018	500	543
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B, Callable 05/01/2016 @ 100 (AMT)
5.250%, 05/01/2020	110	111
Northwest Parkway Public Highway Authority, Convertible CABs, (FSA)
0.000% through 06/15/2011,
thereafter 5.200%, 06/15/2014	750	649
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC)
0.000% through 06/15/2011,
thereafter 5.250%, 06/15/2015	500	437
Northwest Parkway Public Highway Authority, Convertible CAB's, Callable 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011,
thereafter 5.700%, 06/15/2021	1,000	892
		3,144
Utilities - 9.9%
Arapahoe County Water & Wastewater (MBIA) (MLO)
5.000%, 12/01/2026	250	262
Boulder Water & Sewer, Callable 12/01/2010 @ 100
5.700%, 12/01/2019	300	322
Broomfield Water Activity Enterprise, Callable 12/01/2010 @ 101 (MBIA)
5.500%, 12/01/2019	400	431
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	275
Fort Collins Wastewater Utility Enterprise, Callable 12/01/2010 @ 100 (FSA)
5.500%, 12/01/2020	300	320
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care, Callable 10/01/2013 @ 101
5.375%, 10/01/2026	150	151
Platte River Power Authority, Series DD, Callable 06/01/2007 @ 102 (MBIA)
5.375%, 06/01/2017	500	515
		2,276
Total Revenue Bonds		17,189

General Obligations - 8.0%
Antelope Water System, Callable 12/01/2015 @ 100
4.875%, 12/01/2025	175	178
Boulder Open Space Acquisition, Callable 08/15/2010 @ 100
5.450%, 08/15/2016	350	372
El Paso County School District #49, Falcon, Series A, Callable 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018	200	222
Larimer, Weld & Boulder Counties School District #R-2J, Thompson, Callable 12/15/2015 @ 100 (MBIA)
5.000%, 12/15/2020	250	270
Midcities Metropolitan School District #2, Callable 12/01/2016 @ 100 (RAAI)
5.125%, 12/01/2030	200	211
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	214
SBC Metropolitan District, Callable 12/01/2015 @ 100 (ACA)
5.000%, 12/01/2025	115	118
Vista Ridge Metropolitan School District, Limited Tax, Series A, Callable 12/01/2016 @ 100 (RAAI)
4.500%, 12/01/2031	250	244
Total General Obligations		1,829

Certificates of Participation - 15.2%
Aims Junior College (MBIA)
5.000%, 12/15/2012	250	269
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC) (MLO)
5.250%, 02/15/2019 (b)	350	368
5.250%, 02/15/2021 (b)	650	683
Broomfield County Open Space Park & Recreation Facilities, Callable 12/01/2010 @ 100 (AMBAC) (MLO)
5.500%, 12/01/2020	800	853
Broomfield County, Westminster Open Space Foundation, Callable 12/01/2016 @ 100
4.625%, 12/01/2025	330	334
Colorado Springs Old City Hall Project, Callable 12/01/2010 @ 100 (FSA) (MLO)
5.500%, 12/01/2017	200	213
5.500%, 12/01/2020	200	213
Garfield County, Pre-refunded 12/01/2009 @ 101 (AMBAC) (MLO)
5.750%, 12/01/2019 (b)	300	322
Pueblo County, Capital Construction, Callable 12/01/2015 @ 100 (MLO)
5.000%, 12/01/2024	200	207
Total Certificates of Participation		3,462
Total Municipal Bonds
(Cost $21,101)		22,480

Short-Term Investments - 0.8%
Money Market Fund - 0.7%	SHARES
First American Tax Free Obligations Fund, Class Z (c)	163,013	163
U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill	PAR
4.703%, 01/11/2007 (d)	$25	25
Total Short-Term Investments
(Cost $188)		188
Total Investments - 99.1%
(Cost $21,289)		22,668
Other Assets and Liabilities, Net - 0.9%		216
Total Net Assets - 100.0%		$22,884

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $484, which represents 2.1% of total net assets.
Convertible
CABs -
Convertible Capital Appreciation Bonds initially pay no interest, but accret in value from the date of issuance throught the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FSA -	Financial Security Assurance
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
STAID -	State Aid Withholding
XLCA -	XL Capital Assurance Inc.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 10 Year Note Futures	(14)	$(1,512)	December 2006	$ (1)

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

First American Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.6%
Alabama - 1.3%
Revenue Bonds - 1.3%
Alabama State Docks Department, Callable 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010	$3,000	$3,150
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (a)	1,400	1,555
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	842
Montgomery BMC Special Care Facilities Finance Authority, Baptist Health, Convertible CABS, Series A-2, Pre-refunded 11/15/2014 @ 100 (MBIA)
0.000% through 11/15/2007, thereafter 5.000% , 11/15/2016 (b)	2,000	2,042
University of Alabama at Birmingham, Hospital Revenue, Series A
4.000%, 09/01/2016	500	489
		8,078
Alaska - 0.1%
Revenue Bond - 0.1%
Aleutians East Burough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	400

Arizona - 2.0%
Revenue Bonds - 1.6%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101
7.500%, 11/15/2023	3,300	3,714
Phoenix Street & Highway User, Callable until 07/01/2008 @ 100
6.500%, 07/01/2009	180	182
Phoenix Street & Highway User, Callable until 07/01/2010 @ 100
6.250%, 07/01/2011	900	910
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,320
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,038
		10,164
General Obligations - 0.3%
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,077
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B, Callable 07/01/2016 @ 100 (FSA)
4.750%, 07/01/2018 (c)	1,150	1,228
		2,305
Certificate of Participation - 0.1%
Northern Arizona University, Research Projects, Callable 09/01/2015 @ 100 (AMBAC) (MLO)
4.250%, 09/01/2016	430	441
		12,910
Arkansas - 1.0%
Revenue Bonds - 1.0%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA)
7.250%, 06/01/2010 (a)	1,675	1,787
University of Arkansas, Fayetteville, Series B, Callable 11/01/2015 @ 100 (FGIC)
4.500%, 11/01/2016	2,000	2,101
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,084
Washington County Hospital Revenue, Regional Medical Center, Series B, Callable 02/01/2015 @ 100
5.000%, 02/01/2016	1,145	1,205
		6,177
California - 5.8%
Revenue Bonds - 3.1%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.650%, 10/01/2014 (d)	2,000	1,471
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	344
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/2014 @ 100 (CMI)
5.000%, 08/15/2017	1,215	1,273
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	290	297
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/2014 @ 100
5.000%, 10/01/2024	1,000	1,040
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	250
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.875%, 05/01/2016 (b)	2,000	2,257
California State Public Works Board, Lease Revenue, University of California Research Project, Series E, Callable 10/01/2016 @ 100 (MLO)
5.250%, 10/01/2017 (c)	1,120	1,254
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	1,000	1,018
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/2011	1,450	1,515
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A, Callable 03/01/2015 @ 100
5.000%, 03/01/2030	700	722
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,170
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/2011 @ 100
3.450%, 04/01/2035	500	491
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,281
Golden State Tobacco Securitization, Convertible CABS, Series A, Callable 06/01/2018 @ 100, (FSA) (MLO)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022	1,600	1,384
Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/2010 @ 100 (MLO)
5.600%, 06/01/2028 (b)	2,450	2,626
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI)
5.000%, 09/01/2016	575	616
Woodland Financial Authority, Callable 03/01/2013 @ 102 (MLO) (XLCA)
4.700%, 03/01/2019	815	855
		19,864
General Obligations - 2.4%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,720
California State, Callable 11/01/2011 @ 100
5.000%, 11/01/2018	5,000	5,240
California State, Callable 08/01/2013 @ 100
5.000%, 02/01/2016	1,000	1,068
5.000%, 02/01/2017	2,000	2,133
California State, Callable 02/01/2014 @ 100
5.000%, 02/01/2021	1,500	1,583
California State, Callable 04/01/2014 @ 100
5.125%, 04/01/2024	500	533
Roseville Joint Unified High School District, Callable 08/01/2011 @ 101
5.100%, 08/01/2019	390	411
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.150%, 09/01/2017 (d)	1,000	640
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond, Callable 08/01/2015 @ 95.72 (MBIA)
4.420%, 08/01/2016 (d)	2,000	1,341
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
5.660%, 08/01/2023 (d)	2,030	966
		15,635
Certificate of Participation - 0.3%
Bakersfield, Convention Center, Series A (AMBAC)
5.000%, 04/01/2016	1,665	1,821
		37,320
Colorado - 9.8%
Revenue Bonds - 7.1%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A, Callable 09/01/2015 @ 100 (MBIA)
4.375%, 09/01/2017	5,000	5,134
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.340%, 09/01/2010 (a) (d)	9,320	8,053
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2008	3,000	3,123
Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/2013 @ 100
5.000%, 09/01/2016	640	665
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (b)	1,200	1,349
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	700	744
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (b)	1,500	1,717
7.250%, 12/01/2021 (b)	1,500	1,751
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (a)	1,175	1,225
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	745	788
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100
5.000%, 12/01/2016	500	520
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,270
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
5.500%, 07/15/2020 (a) (d)	10,000	5,546
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2013	405	429
Colorado State Housing Finance Authority, Series A-2, Callable until 11/01/2006 @ 104.50
7.150%, 11/01/2014	55	56
Denver City & County Airport Revenue, Series A (FGIC)
4.000%, 11/15/2016	460	464
Denver Convention Center, Hotel Authority Revenue, Callable 11/01/2016 @ 100 (XLCA)
4.125%, 12/01/2016	700	713
E-470 Public Highway Authority, Convertible CABS, Series C, (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	1,500	1,280
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.539%, 12/01/2011 (a) (d)	5,500	4,529
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
5.700%, 12/01/2017	2,170	2,331
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015	2,750	2,401
Superior Metropolitan School District #1, Special Revenue (AMBAC)
4.000%, 12/01/2014	1,020	1,036
		45,124
General Obligations - 2.4%
Denver City & County School District #1, Callable 12/01/2013 @ 100 (FSA) (STAID)
4.000%, 12/01/2014	4,545	4,621
El Paso County School District #2, Harrison, Callable 12/01/2011 @ 100 (FGIC) (STAID)
5.500%, 12/01/2016	1,280	1,390
El Paso County School District #49, Falcon, Callable 12/01/2016 @ 100 (MBIA)
5.000%, 12/01/2017	1,000	1,095
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	380	387
Jefferson County School District #R-1 (MBIA)
6.500%, 12/15/2011	5,100	5,792
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	385	409
Vista Ridge Metropolitan School District, Limited Tax, Series A (RAAI)
3.750%, 12/01/2012	130	128
Vista Ridge Metropolitan School District, Limited Tax, Series A, Callable 12/01/2016 @ 100 (RAAI)
4.125%, 12/01/2017	715	709
4.250%, 12/01/2018	745	743
		15,274
Certificates of Participation - 0.3%
Aims Junior College District (MBIA)
4.250%, 12/15/2016	500	516
Colorado State Department of Corrections, State Penitentiary II Project, Series B (AMBAC) (MLO)
5.000%, 03/01/2014	1,250	1,347
		1,863
		62,261
Connecticut - 0.9%
Revenue Bonds - 0.9%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,270
Mashantucket Western Pequot Tribe, Series A, Pre-refunded 09/01/2007 @ 101
6.400%, 09/01/2011 (b) (e)	4,170	4,320
		5,590
Florida - 0.8%
Revenue Bonds - 0.4%
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A
5.500%, 11/15/2008	1,000	1,023
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,472
		2,495
Certificate of Participation - 0.4%
Clay County School Board, Series B, Callable 07/01/2015 @100 (MBIA) (MLO)
5.000%, 07/01/2018	2,205	2,371
		4,866
Georgia - 0.2%
Revenue Bond - 0.1%
Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 02/01/2007 @ 101.50 (MBIA)
11.250%, 08/01/2007 (a)	600	638

General Obligations - 0.1%
Fayette County School District, Convertible CABs, (FSA)
0.000% through 06/15/2011, thereafter 5.250% , 03/01/2014	500	428
0.000% through 09/01/2010, thereafter 4.250% , 03/01/2015	265	227
0.000% through 09/10/2010, thereafter 4.350% , 03/01/2016	300	257
		912
		1,550
Idaho - 0.2%
Certificates of Participation - 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	520
5.250%, 09/01/2015	295	314
5.250%, 09/01/2016	500	535
		1,369
Illinois - 17.3%
Revenue Bonds - 8.5%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,437
Chicago, Park District, Parking Facilities Authority, Escrowed to Maturity (ACA)
5.500%, 01/01/2008 (a)	3,585	3,670
Chicago, Single Family Mortgages, Series A, Callable until 03/01/2007 @ 103 (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	10	10
Chicago Water, Zero Coupon Bond (FGIC)
6.776%, 11/01/2008 (d)	5,150	4,767
5.260%, 11/01/2009 (d)	6,450	5,747
Granite Single Family Mortgage, Series A, Escrowed to Maturity
7.750%, 10/01/2011 (a)	635	703
Illinois Development Finance Authority, Midwestern University, Series B, Callable 05/15/2011 @ 101
5.750%, 05/15/2016	350	372
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	1,010
5.500%, 05/15/2015	1,000	1,013
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,502
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,331
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	2,043
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable until 05/15/2015 @ 100
5.750%, 11/15/2015	2,750	2,751
Illinois Sports Facilities Authority, Convertible CABs, (AMBAC)
0.000% through 06/10/2010, thereafter 4.750%, 06/15/2013	1,405	1,250
Illinois Sports Facilities Authority, Convertible CABS, Callable 06/15/2015 @ 101, (AMBAC)
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016	1,620	1,477
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond
5.210%, 01/01/2018 (d)	2,750	1,721
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (b)	1,025	1,137
Illinois State Development Finance Authority, Waste Management Incorporated Project (AMT)
5.850%, 02/01/2007	1,000	1,006
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
4.350%, 12/01/2010	1,605	1,638
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (a)	1,320	1,459
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable until 01/01/2014 @ 100
10.000%, 01/01/2015 (a)	695	877
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,656
5.100%, 06/15/2010	2,000	2,106
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible CABs, (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017	1,000	822
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (AMBAC)
6.000%, 06/15/2007	750	763
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/2009 @ 101 (FGIC)
5.550%, 12/15/2011	675	720
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
5.000%, 06/15/2009 (a) (d)	1,465	1,327
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (a)	5,570	6,138
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2, Callable 10/01/2016 @ 100 (MBIA)
4.250%, 10/01/2017	350	359
5.000%, 10/01/2018	1,000	1,086
		53,898
General Obligations - 8.8%
Champaign County Community Unit School District #004
8.250%, 01/01/2009	1,315	1,443
Chicago, City Colleges, Zero Coupon Bond (FGIC)
5.900%, 01/01/2015 (d)	10,000	7,188
Chicago, Convertible CABs, Series A, (MBIA)
0.000% through 01/01/2011, thereafter 5.300% , 01/01/2016	2,000	1,779
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,100
Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	5,000	5,324
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,205
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
5.200%, 12/01/2013 (d)	2,440	1,849
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
5.800%, 12/01/2011 (d)	3,625	2,978
Cook County High School District #209, Proviso Township, Convertible CABs (FSA)
0.000% through 12/01/2007, thereafter 5.000%, 12/01/2016	1,000	1,026
Cook County School District #088, Bellwood, Series B, Callable 12/01/2014 @ 100 (FSA)
5.000%, 12/01/2017	1,675	1,799
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
5.100%, 12/01/2015 (d)	2,250	1,561
Cook County, Escrowed to Maturity (MBIA)
7.250%, 11/01/2007 (a)	1,380	1,401
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,121
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,964
Illinois State, First Series, Callable 08/01/2010 @ 100
5.500%, 08/01/2015	4,500	4,787
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,930
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,472
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
5.350%, 12/01/2019 (d)	2,100	1,194
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	539
St. Clair County, Callable 10/01/2009 @ 102 (FGIC)
6.000%, 10/01/2011	1,000	1,085
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
5.600%, 11/01/2017 (d)	3,870	2,441
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC)
6.000%, 02/01/2008 (a)	5,065	5,225
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
5.200%, 01/01/2017 (d)	3,000	1,959
		56,370
		110,268
Indiana - 1.9%
Revenue Bonds - 1.7%
Crown Point Multi-School Building, First Mortgage (MBIA) (MLO)
7.625%, 01/15/2008	1,000	1,050
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA) (MLO)
5.750%, 07/15/2018 (b)	1,000	1,104
Franklin Township Independent School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (a)	1,235	1,307
Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/2011 @ 100
5.750%, 06/01/2012 (a)	180	196
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,016
Indiana University, Series K, Zero Coupon Bond (MBIA)
5.360%, 08/01/2011 (d)	250	208
St. Joseph County Hospital Authority, Callable 02/15/2008 @ 101 (MBIA)
4.750%, 08/15/2012	1,000	1,022
St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	471
St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, Callable 05/15/2011 @ 100
5.550%, 05/15/2019	230	233
St. Joseph County Independent Hospital Authority, Health Facilities Revenue, Madison Center Obligation Group Project, Callable 02/15/2015 @ 100
5.250%, 02/15/2028	2,295	2,342
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (MLO) (STAID)
5.750%, 07/15/2015 (b)	775	855
		10,804
General Obligation - 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,256
		12,060
Iowa - 2.4%
Revenue Bonds - 2.4%
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,299
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/2009 @ 100
5.750%, 11/15/2019	500	506
Iowa Higher Education Authority, Central College
5.450%, 10/01/2026	1,000	1,054
Iowa Higher Education Authority, Grand View College, Callable 10/01/2014 @ 100
4.500%, 10/01/2015	200	200
4.600%, 10/01/2017	300	301
4.700%, 10/01/2019	405	406
4.750%, 10/01/2024	1,230	1,214
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (b)	2,000	2,190
Iowa Higher Education Authority, Wartburg College Project, Series A, Callable 10/01/2013 @ 100
4.700%, 10/01/2016	925	939
4.750%, 10/01/2017	1,100	1,117
4.800%, 10/01/2018	1,155	1,174
5.000%, 10/01/2023	1,475	1,499
Iowa State University, Science & Technology University Revenue, Dorm ISU (AMBAC)
4.000%, 07/01/2013	595	607
4.000%, 07/01/2014	650	663
Muscatine Electric, Escrowed to Maturity, Callable 01/01/2007 @ 100
9.700%, 01/01/2013 (a)	1,790	2,127
		15,296
Kansas - 2.4%
Revenue Bonds - 1.9%
Butler County Public Building Authority (MBIA) (MLO)
6.375%, 10/01/2010	1,000	1,101
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.800%, 05/01/2012 (a) (d)	7,500	6,080
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L, Callable 11/15/2015 @ 100
4.500%, 11/15/2017	1,405	1,423
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	1,009
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	727
5.750%, 11/15/2014	765	796
5.750%, 11/15/2015	820	855
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	420	422
		12,413
General Obligations - 0.5%
Johnson County Unified School District #232, Series A, Callable 09/01/2015 @ 100 (FSA)
4.250%, 09/01/2016	2,000	2,065
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,140
		3,205
		15,618
Kentucky - 0.6%
Revenue Bonds - 0.6%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (a)	690	729
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 07/01/2010 @ 100
6.000%, 07/01/2011 (a)	540	571
Louisville Water, Escrowed to Maturity
6.000%, 11/15/2007 (a)	1,250	1,282
Louisville Water, Escrowed to Maturity, Callable until 11/01/2006 @ 101
6.375%, 11/01/2007 (a)	1,000	1,030
		3,612
Louisiana - 0.8%
Revenue Bonds - 0.5%
Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/2012 @ 101 (AMT)
6.650%, 01/01/2025	730	784
Louisiana Public Facilities Authority, Pennington Medical Foundation Project, Callable 07/01/2016 @ 100
5.000%, 07/01/2021	1,000	1,049
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax, Callable 06/01/2016 @ 101 (CIFG)
5.000%, 06/01/2017	1,405	1,531
		3,364
General Obligations - 0.3%
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,408
St. Tammany Parish Wide School District #12 (FSA)
4.000%, 03/01/2016	250	252
		1,660
		5,024
Maine - 0.3%
General Obligation - 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,168

Maryland - 0.2%
Revenue Bond - 0.2%
Maryland State Department of Transportation, Callable 02/15/2016 @ 100
4.250%, 02/15/2017	1,000	1,034

Massachusetts - 3.5%
Revenue Bonds - 3.0%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/2012 @ 102 (AMT)
6.500%, 09/01/2035	1,975	2,040
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,247
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,109
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,107
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,170
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/2007 @ 101 (MBIA)
5.100%, 07/01/2010	3,000	3,058
Massachusetts State Port Authority
5.750%, 07/01/2012	1,000	1,104
Massachusetts State Port Authority, Escrowed to Maturity, Callable until 07/01/2012 @ 102
13.000%, 07/01/2013 (a)	3,680	4,942
Massachusetts State, Multifamily Housing, Escrowed to Maturity, Callable 10/01/2006 @ 100 (FHA)
6.350%, 04/01/2008 (a)	430	432
		19,209
General Obligation - 0.5%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (b)	3,000	3,178
		22,387
Michigan - 4.2%
Revenue Bonds - 2.3%
Detroit Water Supply, Escrowed to Maturity, Callable until 07/01/2011 @ 100 (FGIC)
6.250%, 07/01/2012 (a)	285	307
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 (b)	3,500	3,855
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable until 05/01/2007 @ 100
9.000%, 05/01/2008 (a)	2,470	2,604
Michigan State Housing Development Authority, Green Hill Project, Callable until 07/15/2007 @ 100 (FNMA)
5.125%, 07/15/2008	850	851
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable until 11/01/2006 @ 100.50
7.000%, 11/01/2015 (a)	1,300	1,576
Wayne Charter County Airport, Series A, Callable 12/01/2008 @ 101 (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,208
		14,401
General Obligations - 1.9%
Chippewa Valley Schools, Callable 05/01/2012 @ 100 (MQSBLF)
5.500%, 05/01/2014	1,775	1,936
Constantine Public Schools, Callable 11/01/2012 @ 100 (MQSBLF)
5.000%, 05/01/2016	1,075	1,149
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,318
Lakeshore Public Schools, Callable 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2012	1,160	1,227
Lakeview Public Schools, Callable 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2014	1,985	2,090
Port Huron, Water Supply System (AMBAC)
4.250%, 10/01/2013	210	217
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC)
5.375%, 05/01/2011 (b)	2,000	2,123
Woodhaven Brownstown School District (FSA) (MQSBLF)
5.000%, 05/01/2014	2,000	2,167
		12,227
		26,628
Minnesota - 3.0%
Revenue Bonds - 2.8%
Aitkin Health Care Facilities, Riverwood Healthcare Center, Callable 02/01/2016 @ 100
5.375%, 02/01/2017	1,590	1,624
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,064
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2008 @ 101 (AMBAC) (AMT)
5.375%, 01/01/2010	3,000	3,092
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (a)	850	1,034
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A, Callable 11/15/2010 @ 101
5.875%, 11/15/2011	2,135	2,302
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	308
Minnesota State Municipal Power Agency, Electric Revenue, Callable 10/01/2015 @ 100
4.375%, 10/01/2025	1,800	1,783
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	2,035
Northfield Hospital Revenue
5.000%, 11/01/2012	785	815
St. Paul Housing & Redevelopment Authority, Callable until 01/31/2007 @ 102.50 (AMBAC)
6.500%, 02/01/2009	1,315	1,351
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (b)	2,335	2,517
		17,925
General Obligation - 0.2%
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2013 (f)	1,270	1,347
		19,272
Mississippi - 0.3%
Revenue Bond - 0.0%
Mississippi Development Bank Special Obligation, Hattiesburg Water & Sewer, Callable 08/01/2016 @ 100 (AMBAC)
4.125%, 08/01/2017	425	433

General Obligation - 0.3%
Madison County School District, Series A (FGIC)
4.000%, 09/01/2015	1,790	1,811
		2,244
Missouri - 1.3%
Revenue Bonds - 1.1%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,418
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	751
Missouri Joint Municipal Electric Utility, Commission Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2014	2,065	2,229
Missouri Joint Municipal Electric Utility, Commission Power Project Revenue, Plum Point Project, Callable 01/01/2016 @ 100 (MBIA)
4.200%, 01/01/2018	1,000	1,017
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	853
4.375%, 02/01/2016	930	929
		7,197
Certificates of Participation - 0.2%
Texas County, Justice Center Project (AGTY) (MLO)
4.250%, 12/01/2015	625	641
Texas County, Justice Center Project, Callable 12/01/2016 @ 100 (AGTY) (MLO)
4.150%, 12/01/2018	560	561
		1,202
		8,399
Montana - 0.8%
Revenue Bonds - 0.8%
Montana Finance Authority, Health Care Facilities Revenue, Master Loan Project, North Montgomery Group Project
4.500%, 10/01/2014	435	454
Montana Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,848
Montana Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A, Callable 05/15/2016 @ 100
6.000%, 05/15/2025	1,675	1,721
Montana State Board of Regents Higher Education Revenue, Montana State University, Series K, Callable 11/15/2016 @ 100 (AMBAC)
4.250%, 11/15/2018	1,350	1,384
		5,407
Nebraska - 1.3%
Revenue Bonds - 1.1%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY)
5.000%, 11/15/2011	2,860	2,993
Douglas County Zoo Facilities Revenue, Omaha's Henry Doory Zoo Project, Callable 04/13/2015 @ 100
4.750%, 09/01/2017	745	769
4.750%, 09/01/2018	740	761
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	520
Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/2012 @ 100 (RAAI)
4.800%, 11/15/2012	500	523
4.900%, 11/15/2013	600	629
Omaha Northwest Library Facilities, Pre-refunded 08/15/2007 @ 102 (MLO)
5.250%, 08/15/2012 (b)	975	1,009
		7,204
General Obligation - 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental, Callable 04/15/2015 @ 100 (MLO)
4.500%, 10/15/2015	1,020	1,070
		8,274
Nevada - 1.1%
Revenue Bonds - 0.7%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,060
5.750%, 09/01/2012	1,055	1,127
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/2014 @ 100
6.750%, 11/15/2023	2,150	2,183
		4,370
General Obligation - 0.4%
Washoe County, Escrowed to Maturity, Callable 02/01/2007 @ 100
9.875%, 08/01/2009 (a)	2,265	2,510
		6,880
New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Education Facilities Authority, Callable 07/01/2014 @ 100
5.375%, 07/01/2024	1,250	1,333
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/2015 @ 100
5.500%, 07/01/2025	1,000	1,038
		2,371
New Jersey - 1.2%
Revenue Bonds - 1.0%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,179
New Jersey Health Care Facilities, Capital Health Systems, Series A
5.500%, 07/01/2012	1,500	1,595
New Jersey State Transportation Trust Fund Authority, Series A
5.500%, 06/15/2008	2,000	2,061
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (a)	605	610
		6,445
General Obligation - 0.2%
Hudson County (CIFG)
4.000%, 09/01/2014	950	969
		7,414
New York - 3.1%
Revenue Bonds - 1.3%
Hempstead Town Industrial Development Agency, Callable 12/01/2006 @ 102 (MBIA)
5.000%, 12/01/2008	2,000	2,045
Long Island Power Authority, New York Electric System Revenue, Series D (MBIA)
5.000%, 09/01/2014	2,000	2,172
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,364
		8,581
General Obligations - 1.8%
New York, Series A, Callable 08/01/2012 @ 100
5.750%, 08/01/2015	3,220	3,548
New York, Series C, Callable 03/15/2012 @ 100
5.500%, 03/15/2014	3,000	3,247
New York, Series D
5.500%, 06/01/2012	2,000	2,178
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,195
		11,168
		19,749
North Carolina - 1.5%
Revenue Bonds - 1.5%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,178
North Carolina Medical Care Commission Health Care Facilities Revenue, 1st Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	2,063
5.000%, 10/01/2014	2,120	2,163
North Carolina Power Agency #1, Series A, Callable 01/01/2013 @ 100 (FSA)
5.250%, 01/01/2016	2,000	2,163
		9,567
Ohio - 1.7%
Revenue Bonds - 1.2%
Lorain County Hospital Facilties, Catholic Healthcare Partners, Series B, Callable 09/01/2007 @ 102 (MBIA)
5.375%, 09/01/2009	1,000	1,033
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	805
Ohio State Higher Education Facilities Revenue, John Carrol University Project, Callable 04/01/2016 @ 100
4.300%, 04/01/2018	550	557
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,146
4.500%, 04/01/2015	1,000	1,046
Ohio State Water Development Authority, Escrowed to Maturity, Callable 12/01/2006 @ 100
9.375%, 12/01/2010 (a)	1,550	1,681
Richland County Hospital Facilities, Series A
5.550%, 11/15/2006	765	767
5.650%, 11/15/2008	595	617
		7,652
General Obligations - 0.3%
Hilliard School District, Series A, Callable 12/01/2016 @ 100 (MBIA)
5.000%, 12/01/2017	1,260	1,381
Lakota Local School District, Callable 12/01/2015 @ 100 (FSA)
4.200%, 12/01/2017	560	574
		1,955
Certificate of Participation - 0.2%
Akron, Callable 06/01/2015 @ 100 (AGTY) (MLO)
5.000%, 12/01/2015	1,000	1,071
		10,678
Oklahoma - 1.8%
Revenue Bonds - 1.8%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
5.610%, 11/01/2011 (a) (d)	3,340	2,767
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project (MLO)
5.000%, 09/01/2009	510	523
5.000%, 09/01/2011	345	359
5.000%, 09/01/2012	355	371
4.125%, 09/01/2013	250	250
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable 10/01/2014 @ 101 (AMT)
5.750%, 01/01/2023	1,430	1,484
Pottawatomie County Educational Facilities Authority, Lease Revenue, Shawnee Public Schools Project (MLO)
5.000%, 09/01/2011	1,000	1,044
South Oklahoma City, Callable until 01/31/2013 @ 100, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (b)	3,270	3,720
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/2008 @ 101
4.600%, 12/01/2009	1,195	1,222
		11,740
Oregon - 1.0%
Revenue Bond - 0.0%
Tri-County Metropolitan Transportation District, Payroll Tax & Grant Receipt, Callable 05/01/2009 @ 100 (MBIA)
4.000%, 05/01/2014	200	201

General Obligations - 0.6%
Clackamas County School District #108, Estacada (FSA) (SBG)
5.250%, 06/15/2017	1,205	1,349
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,051
Morrow County School District #001 (FSA) (SBG)
5.250%, 06/15/2016	1,245	1,386
		3,786
Certificate of Participation - 0.4%
Oregon State Department of Administrative Services, Series E, Callable 11/01/2012 @ 100 (FSA) (MLO)
5.000%, 11/01/2014	2,170	2,327
		6,314
Pennsylvania - 1.5%
Revenue Bonds - 1.0%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,374
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center, Callable 12/15/2015 @ 100 (RAAI)
5.000%, 12/15/2017	1,405	1,501
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project, Callable 02/01/2015 @ 100
6.125%, 02/01/2028	1,000	1,068
Westmoreland County Independent Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,130
5.500%, 01/01/2016	1,200	1,247
		6,320
General Obligations - 0.5%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable until 06/01/2007 @ 101.50 of compound accreted value (MBIA) (STAID)
4.690%, 12/01/2007 (a) (d)	2,000	1,918
Ephrata Area School District, Callable 04/15/2016 @ 100 (FGIC) (STAID)
4.500%, 04/15/2018	1,500	1,565
		3,483
		9,803
South Carolina - 1.5%
Revenue Bonds - 1.5%
Charleston EDL Excellence Finance, Charleston County School District Project (MLO)
5.000%, 12/01/2013	2,000	2,139
Lexington County Health Services District, Lexington Medical Center, Callable 11/01/2013 @ 100
5.500%, 11/01/2023	2,000	2,127
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,113
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,227
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,765
		9,371
South Dakota - 1.3%
Revenue Bonds - 0.7%
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital
5.250%, 11/01/2008	900	926
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
5.900%, 09/01/2007	755	769
4.750%, 09/01/2011	530	544
5.000%, 09/01/2012	1,000	1,045
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2012 @ 101
5.000%, 09/01/2013	1,000	1,048
		4,332
Certificates of Participation - 0.6%
Deadwood (ACA) (MLO)
5.500%, 11/01/2007	800	814
5.600%, 11/01/2008	845	873
Deadwood, Callable 11/01/2015 @ 100 (ACA) (MLO)
5.000%, 11/01/2018	2,385	2,489
		4,176
		8,508
Tennessee - 2.8%
Revenue Bonds - 2.3%
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 10/01/2006 @ 102
6.400%, 04/01/2011 (a)	1,030	1,151
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (b)	1,500	1,689
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
5.000%, 07/01/2009	400	409
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Callable 09/01/2013 @ 100 (RAAI)
5.000%, 09/01/2016	2,000	2,113
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (a)	1,465	1,621
6.250%, 09/01/2012 (a)	1,085	1,220
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (b)	2,215	2,537
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,753
		14,493
General Obligations - 0.5%
Knoxville, Series A
5.000%, 05/01/2016	1,030	1,125
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,197
		3,322
		17,815
Texas - 8.5%
Revenue Bonds - 3.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.250%, 11/15/2006	1,175	1,176
5.300%, 11/15/2007	1,000	1,012
5.350%, 11/15/2008	1,300	1,328
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/2013 @ 100 (AMT)
6.750%, 09/01/2034	2,000	2,219
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/2011 @ 100 (AMT)
5.750%, 05/01/2036	1,585	1,684
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,063
Grapevine Industrial Development, Air Cargo, Callable 01/01/2012 @ 101 (AMT)
6.500%, 01/01/2024	490	528
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,998
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/2014 @ 101
7.000%, 02/15/2023	2,000	2,229
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 12/01/2006 @ 64.96 (MBIA)
3.780%, 06/01/2012 (a) (d)	1,465	1,181
Richardson Hospital Authority
5.500%, 12/01/2013	1,290	1,390
Richardson Hospital Authority, Callable 12/01/2013 @ 100
5.500%, 12/01/2014	1,310	1,406
San Antonio Electric & Gas, Series A, Callable 02/01/2009 @ 101
5.250%, 02/01/2013	2,135	2,230
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,298
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project, Callable 11/15/2015 @ 100
5.250%, 11/15/2017	1,000	1,001
5.500%, 11/15/2025	900	909
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,056
		24,708
General Obligations - 4.6%
Austin, Callable 09/01/2011 @ 100
5.000%, 09/01/2013	4,510	4,784
Brownsville, Callable 02/15/2015 @ 100 (MBIA)
5.000%, 02/15/2017	2,125	2,284
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (b)	4,000	4,246
El Campo Independent School District, Callable 08/15/2015 @ 100 (PSFG)
4.500%, 08/15/2018	290	300
Frisco, Callable 02/05/2011 @ 100 (FGIC)
5.000%, 02/15/2018	1,125	1,177
5.000%, 02/15/2019	1,675	1,753
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
5.000%, 02/15/2009 (d)	5,000	4,579
Kaufman County, Callable 02/15/2012 @ 100 (FSA)
5.000%, 02/15/2017	1,000	1,055
Keller Independent School District, Callable 08/15/2011 @ 100 (PSFG)
5.375%, 08/15/2014	235	252
Mission Independent School District (GTY) (PSFG)
5.000%, 02/15/2015	1,430	1,551
North Harris Montgomery Community College District, Callable 02/15/2012 @ 100 (FGIC)
5.375%, 02/15/2015	2,535	2,742
Port Houston Authority, Harris County, Series B, Callable 10/01/2011 @ 100 (AMT) (FGIC)
5.500%, 10/01/2012	2,405	2,584
Santa Fe Independent School District, Callable 02/15/2013 @ 100 (PSFG)
4.250%, 02/15/2015	1,365	1,399
United Independent School District (PSFG)
5.000%, 08/15/2015	1,000	1,088
		29,794
		54,502
Utah - 0.9%
Revenue Bonds - 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,714
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 (b)	1,000	1,086
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable until 06/30/2007 @ 101 (AMBAC) (FHA) (VA)
6.300%, 01/01/2018	20	21
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable until 06/30/2007 @ 101 (FHA) (VA)
5.950%, 07/01/2008	380	388
		4,209
General Obligation - 0.2%
Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 01/01/2007 @ 102 (AMBAC)
10.900%, 01/01/2010 (a)	1,095	1,230
		5,439
Virginia - 0.5%
Revenue Bonds - 0.5%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (MLO)
5.000%, 07/15/2018	1,795	1,968
Riverside Regional Jail Authority, Callable until 06/30/2007 @ 101 (MBIA)
5.700%, 07/01/2008	905	915
		2,883
Washington - 4.4%
Revenue Bonds - 0.9%
Energy Northwest, Washington Wind Project, Series A, Pre-refunded 01/01/2007 @ 103
5.100%, 07/01/2009 (b)	1,850	1,912
5.200%, 07/01/2010 (b)	1,950	2,016
Energy Northwest, Wind Project, Callable 07/01/2014 @ 100 (MBIA)
4.500%, 07/01/2015	1,000	1,043
Snohomish County Housing Authority, Callable 10/01/2006 @ 100
6.300%, 04/01/2016	1,035	1,043
		6,014
General Obligations - 3.5%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,669
King County (AMBAC)
5.000%, 12/01/2012	2,000	2,146
King County, Series B, Pre-refunded 12/01/2007 @ 102
5.850%, 12/01/2013 (b)	3,000	3,137
Pierce County School District #320, Sumner
6.000%, 12/01/2006	130	131
Snohomish County, Callable 12/01/2011 @ 100 (MBIA)
5.375%, 12/01/2019	5,000	5,362
Spokane County School District #081, Convertible CABs, Callable 06/01/2015 @ 100 (MBIA) (SBG)
0.000% through 12/01/2008, thereafter 5.000% , 06/01/2016	1,000	960
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
3.030%, 12/01/2014 (d)	5,690	4,124
Washington State, Series C
5.500%, 07/01/2014	2,275	2,536
Washington State, Series S-5, Zero Coupon Bond (FGIC)
5.830%, 01/01/2016 (d)	3,000	2,062
		22,127
		28,141
West Virginia - 0.3%
Revenue Bond - 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity
7.400%, 08/15/2010 (a)	1,675	1,902

Wisconsin - 2.4%
Revenue Bonds - 2.1%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,059
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/2009 @ 101
5.500%, 02/15/2020	1,500	1,559
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/2011 @ 100
5.750%, 12/01/2019	2,000	2,032
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/2014 @ 100
5.375%, 05/01/2018	1,250	1,334
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	525
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/2012 @ 100
5.500%, 02/15/2013	850	903
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/2014 @ 100
6.125%, 04/01/2024	1,500	1,548
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,150	1,162
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	645	698
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/2014 @ 100
5.000%, 12/01/2015	1,450	1,565
		13,385
General Obligation - 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (f)	1,720	1,823
		15,208
Wyoming - 0.3%
Revenue Bond - 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2012 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,237
Total Municipal Bonds
(Cost $598,277)		628,734

Short-Term Investment - 0.4%	SHARES
First American Tax Free Obligations Fund, Class Z (g)
(Cost $2,474)	2,473,488	2,473
Total Investments - 99.0%
(Cost $600,751)		631,207
Other Assets and Liabilities, Net - 1.0%		6,560
Total Net Assets - 100.0%		$637,767

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments puchased on a when-issued basis was $2,458 or 0.4% of total net assets.
(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(e)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of September 30, 2006, the value of these investments was $4,320 or 0.7% of total net assets.

(f)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $28,630, which represents 4.5% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
CMI -	California Mortgage Insurance Program
Convertible
CABs -
Convertible Capital Appreciation Bonds initially pay no interest, but accret in value from the date of issuance throught the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
GTY -	Guaranty
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MQSBLF -	Michigan Qualified School Board Loan Fund Program
MSDCEP -	Minnesota School District Credit Enhancement Program
PSFG -	Permanent School Fund Guarantee
RAAI -	Radian Asset Assurance Inc.
SBG -	School Board Guaranty
STAID -	State Aid Withholding
VA -	Veterans Administration
XLCA -	XL Capital Assurance Inc.

Schedule of INVESTMENTS September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 99.4%
Revenue Bonds - 65.4%
Economic Development - 1.7%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	$1,000	$1,081
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	487
4.625%, 12/01/2014	505	514
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	710	733
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	645	668
		3,483
Education - 10.0%
Minneapolis, The Blake School Project, Callable 09/01/2011 @ 100
5.000%, 09/01/2012	445	467
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
4.850%, 10/01/2009	520	532
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/2009 @ 100
5.000%, 10/01/2011	500	512
5.000%, 10/01/2012	500	511
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C, Callable 05/01/2014 @ 100
4.750%, 05/01/2018	1,075	1,098
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	335
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1, Callable 05/01/2015 @ 100
5.000%, 05/01/2016	375	393
5.000%, 05/01/2020	1,295	1,338
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	324
5.000%, 05/01/2014	320	335
5.000%, 05/01/2015	340	358
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K, Callable 05/01/2015 @ 100
5.000%, 05/01/2016	355	372
5.000%, 05/01/2017	370	388
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	258
Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/2007 @ 100
4.875%, 03/01/2008	1,000	1,003
5.100%, 03/01/2011	2,885	2,895
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/2012	345	349
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/2012 @ 100
5.250%, 10/01/2022	1,500	1,563
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5-I, Escrowed to Maturity (MBIA)
5.000%, 10/01/2011 (b)	255	272
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5-I, Pre-refunded 10/01/2011 @ 100 (MBIA)
5.000%, 10/01/2012 (a)	480	510
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	385	394
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,058
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	845	860
4.200%, 12/15/2015	880	899
Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/2015 @ 100
4.300%, 12/15/2016	925	948
5.000%, 12/15/2018	1,005	1,079
5.000%, 12/15/2019	1,060	1,134
		20,185
Healthcare - 26.0%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	748
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	303
4.250%, 09/01/2014	485	493
4.250%, 09/01/2015	500	506
Bemidji Health Care Facilities, North County Health Services, Callable 09/01/2016 @ 100
5.000%, 09/01/2017	500	534
5.000%, 09/01/2018	1,050	1,118
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101
5.000%, 06/01/2016	425	436
5.000%, 06/01/2019	1,320	1,342
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102
5.500%, 06/01/2010	435	444
5.650%, 06/01/2012	940	960
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100
5.375%, 02/15/2022	2,045	2,177
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,148
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	795
Glencoe Health Care Facilities, Regional Health Services Project, Callable 04/01/2013 @ 101
5.000%, 04/01/2014	800	842
5.000%, 04/01/2015	845	888
5.000%, 04/01/2017	1,815	1,895
Hastings Health Care Facility, Regina Medical Center, Callable 09/15/2008 @ 100 (ACA)
5.000%, 09/15/2013	500	507
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care, Callable 10/01/2013 @ 101
5.000%, 10/01/2016	430	428
Maple Grove Health Care Facilities, North Memorial, Callable 09/01/2015 @ 100
4.500%, 09/01/2017	1,730	1,753
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013 (c)	345	351
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project, Callable 11/01/2015 @ 100
4.750%, 11/01/2020 (c)	1,155	1,172
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable until 11/15/2012 @ 100 (AMBAC)
5.000%, 11/15/2013	1,000	1,008
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/2012 @ 100
6.000%, 11/15/2023	2,500	2,752
5.750%, 11/15/2032	1,300	1,399
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (b)	605	647
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
5.000%, 02/15/2010	3,315	3,460
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	294
5.500%, 02/01/2012	200	212
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/2012 @ 101
5.500%, 02/01/2015	730	774
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/2007 @ 102 (MBIA)
5.500%, 11/15/2017	305	317
5.750%, 11/15/2026	10	10
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.750%, 11/15/2026 (a)	490	511
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100
5.750%, 12/01/2015	2,320	2,428
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable 12/01/2006 @ 100
5.750%, 06/01/2016	1,360	1,361
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.300%, 03/01/2007	685	687
New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/2009 @ 102
5.500%, 03/01/2010	500	513
Northfield Hospital Revenue
5.000%, 11/01/2011	375	388
5.000%, 11/01/2013	880	917
5.000%, 11/01/2014	920	960
Northfield Hospital Revenue, Callable 11/01/2016 @ 100
5.500%, 11/01/2017	1,080	1,170
Plymouth Health Facilities, Westhealth Project, Series A, Callable until 06/01/2010 @ 100 (FSA)
6.200%, 06/01/2011	1,360	1,363
Rochester, St. Mary's Hospital, Escrowed to Maturity, Callable 10/01/2006 @ 100
5.750%, 10/01/2007 (b)	555	560
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	305
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100
5.000%, 09/01/2017	1,785	1,871
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,450	1,493
St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/2015 @ 100
5.150%, 11/15/2020	1,790	1,840
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.250%, 05/01/2015	1,500	1,521
St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/2015 @100 (MLO)
5.750%, 05/01/2025	2,000	2,059
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	300	302
Stillwater Health Care, Health Systems Obligation Group, Callable 06/01/2015 @ 100
4.250%, 06/01/2016	760	757
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.250%, 12/01/2012	425	429
4.000%, 12/01/2013	400	398
Winona Health Care Facilities, Series A, Callable 07/01/2012 @ 102
5.300%, 07/01/2017	525	553
5.350%, 07/01/2018	590	622
		52,721
Housing - 1.4%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/2007 @ 101.50 (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	80	80
Minneapolis Mortgage Revenue, Convertible CABs, Callable 10/01/2006 @ 100
7.000%, 10/01/2012	59	31
Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable until 02/01/2007 @ 101 (MBIA)
5.450%, 08/01/2007	245	246
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/2009 @ 100 (AMT)
5.550%, 07/01/2024	335	339
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, Callable 04/01/2014 @ 101
5.600%, 04/01/2025	2,000	2,023
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages (FNMA)
5.100%, 09/01/2007	20	20
		2,739
Lease Revenue - 3.4%
Andover Economic Development Authority, Andover Community Center, Callable 02/01/2014 @ 100 (MLO)
5.000%, 02/01/2019	1,225	1,285
Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/2010 @ 100 (MLO)
5.000%, 12/01/2011	255	269
Pine County Housing & Redevelopment Authority, Series A (MLO)
4.500%, 02/01/2015	440	448
4.500%, 02/01/2016	465	471
Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/2016 @ 100 (MLO)
4.500%, 02/01/2017	385	388
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, Callable 06/01/2010 @ 100 (MLO)
4.000%, 06/01/2012	1,500	1,514
St. Paul Port Authority, Office Building, Callable 12/01/2012 @ 100 (MLO)
5.000%, 12/01/2019	2,415	2,569
		6,944
Miscellaneous - 1.6%
Commissioner of Iron Range Rescue & Rehabilitation, Minnesota Educational Facilities, Callable 10/01/2014 @ 100 (MSDCEP) (XLCA)
4.500%, 10/01/2018	1,180	1,223
Minnesota State Retirement Systems Building, Callable 06/01/2010 @ 100
5.450%, 06/01/2012	550	584
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,512
		3,319
Recreational Facility Authority - 1.1%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Escrowed to Maturity
6.700%, 08/01/2007 (b)	495	507
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,816
		2,323
Revolving Funds - 1.3%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,074
Minnesota Public Facilities Authority, Water Pollution Control, Callable 03/01/2007 @ 100
5.000%, 03/01/2009	590	594
		2,668
Tax Revenue - 3.0%
Childrens Trust Fund, Puerto Rico, Tobacco Settlement
4.000%, 05/15/2012	500	492
Minneapolis Tax Increment Revenue, Grant Park Project, Callable 02/01/2014 @ 100
5.200%, 02/01/2022	1,000	1,001
Minneapolis, St. Anthony Falls Project, Callable 02/01/2014 @ 100
5.300%, 02/01/2021	570	578
Minneapolis, St. Anthony Falls Project, Callable 03/01/2012 @ 102
5.000%, 02/01/2017	1,040	1,037
St. Anthony Housing & Redevelopment Authority, Tax Increment Revenue, Silver Lake Village Project
5.000%, 08/01/2015	855	867
St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA)
5.000%, 02/01/2008 (b)	2,100	2,122
		6,097
Transportation - 6.0%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/2013 @ 100 (MBIA)
5.000%, 01/01/2020	2,200	2,339
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	3,064
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2009 @101 (AMT) (FGIC)
5.625%, 01/01/2014	1,000	1,043
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020	3,095	3,251
Minnesota Public Facilities Authority Transportation, Callable 03/01/2010 @ 100
5.000%, 03/01/2012	970	1,013
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,375
		12,085
Utilities - 9.9%
Chaska Electric, Series A
5.600%, 10/01/2008	680	704
5.650%, 10/01/2009	720	757
5.650%, 10/01/2010	760	811
4.000%, 10/01/2012	500	504
4.200%, 10/01/2015	1,000	1,014
Cohasset Pollution Control, Allete Project, Callable 07/01/2014 @ 100 (RAAI)
4.950%, 07/01/2022	2,230	2,298
Princeton Public Utility System, Callable 04/01/2012 @ 100
4.100%, 04/01/2015	450	449
Rochester Electric Utility, Callable 12/01/2010 @ 100
5.000%, 12/01/2016	1,150	1,196
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.250%, 01/01/2014	3,415	3,747
Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/2009 @ 101 (AMBAC)
5.000%, 01/01/2011	1,270	1,319
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.257%, 01/01/2020 (d)	3,500	1,994
5.275%, 01/01/2021 (d)	5,000	2,715
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/2011 @ 100 (AMBAC)
5.500%, 01/01/2012	1,360	1,462
Western Minnesota Municipal Power Agency, Series A, Callable until 01/01/2007 @ 102 (AMBAC)
5.500%, 01/01/2011	1,000	1,041
		20,011
Total Revenue Bonds		132,575

General Obligations - 33.5%
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	2,021
Anoka County Capital Improvements, Series D, Callable 02/01/2015 @ 100
4.000%, 02/01/2018	200	200
Anoka-Hennepin Independent School District #11, Callable 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014	2,000	2,107
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012	1,000	1,056
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (e)	600	634
Bloomington Independent School District #271, Series B, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.250%, 02/01/2011 (e)	1,000	1,049
Buffalo Independent School District #877, Series B (FSA) (MSDCEP)
4.500%, 02/01/2013	325	341
Cambridge Independent School District #911, Series A, Callable 02/01/2015 @ 100 (MSDCEP)
4.000%, 02/01/2016	1,060	1,075
Centennial Independent School District #12, Series A, Callable 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014	1,040	1,108
Crow Wing County, Series A (MBIA)
4.500%, 02/01/2014	1,480	1,557
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,042
Howard Lake, Waverly & Winsted School District #2687, School Building, Series A (FSA) (MSDCEP)
4.000%, 02/01/2013	705	719
Lake Superior Independent School District #381, Series C, Callable 04/01/2016 @ 100 (FSA) (MSDCEP)
4.000%, 10/01/2017 (c)	1,765	1,783
Lakeville Independent School District #194, Callable 02/01/2009 @ 100 (MSDCEP)
5.000%, 02/01/2016	2,000	2,056
Lakeville Independent School District #194, Series A, Callable 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022	2,435	2,572
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2008 @ 100 (MSDCEP)
5.125%, 02/01/2022 (e)	1,000	1,019
Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/2011 @ 100
5.000%, 03/01/2013	1,890	2,041
Monticello, Series A, Callable 02/01/2013 @ 100 (FSA)
4.000%, 02/01/2014	500	508
Moorhead Independent School District #152 (MSDCEP)
5.000%, 04/01/2012	1,220	1,304
Moorhead Independent School District #152, Callable 04/01/2014 @ 100 (MSDCEP)
4.000%, 04/01/2015	1,100	1,116
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (e)	3,450	3,659
5.000%, 04/01/2016 (e)	2,510	2,662
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,230	1,297
Mounds View Independent School District #621, Series A, Callable 02/01/2012 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,473
5.000%, 02/01/2019	2,565	2,711
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (e)	1,000	1,060
5.350%, 02/01/2016 (e)	1,000	1,064
Northfield Independent School District #659, Callable 02/01/2011 @ 100 (MSDCEP)
4.600%, 02/01/2013	1,100	1,146
5.000%, 02/01/2015	1,295	1,370
Pequot Lakes Independent School District #186, Callable 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018	500	532
Perham, Callable 05/01/2011 @ 100 (AMT)
5.850%, 05/01/2015	1,205	1,265
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (e)	1,095	1,142
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,851
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,070
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	1,139
Ramsey County, Series D
5.000%, 02/01/2014	2,000	2,175
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2009 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/2016 (e)	1,000	1,029
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2019 (e)	1,160	1,234
5.000%, 02/01/2020 (e)	1,215	1,293
Rochester Independent School District #535, Series A, Callable 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2015	1,595	1,680
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
5.700%, 02/01/2013 (d) (e)	1,055	793
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
5.753%, 02/01/2012 (d) (e)	1,790	1,424
South Washington County, Independent School District #833, Series B, Callable 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,095
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (e)	1,000	1,037
5.600%, 02/01/2015 (e)	725	755
St. Michael Independent School District #885, Callable 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014	1,690	1,800
5.000%, 02/01/2017	1,000	1,058
Stillwater Independent School District #834, Callable 02/01/2009 @ 100 (MSDCEP)
4.750%, 02/01/2011	2,140	2,197
Stillwater Independent School District #834, Series A, Callable 02/01/2013 @ 100 (FSA) (MSDCEP)
4.500%, 02/01/2015	505	525
Total General Obligations		67,844

Certificate of Participation - 0.5%
Northeast Metropolitan Intermediate School District #916, Callable 01/01/2014 @ 100 (MLO)
4.250%, 01/01/2015	1,000	1,010

Total Municipal Bonds		201,429
(Cost $193,570)

Short-Term Investment - 0.9%
Federated Minnesota Municipal Cash Trust	SHARES
(Cost $1,718)	1,717,554	1,718

Total Investments - 100.3%
(Cost $195,288)		203,147
Other Assets and Liabilities, Net - (0.3)%		(594)
Total Net Assets - 100.0%		$202,553

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments purchased on a when-issued basis was $3,225 or 1.6% of total net assets.
(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(e)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $8,194, which represents 4.0% of total net assets.
Convertible
CABs -
Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MSDCEP -	Minnesota School District Credit Enhancement Program
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of INVESTMENTS September 30, 2006 (unaudited), all dollars rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 96.7%
Revenue Bonds - 87.0%
Continuing Care Retirement Communities - 1.7%
Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/2009 @ 101
5.500%, 12/01/2029	$1,750	$1,815
Prior Lake Housing Revenue, Shepards Path Senior Housing, Series B, Callable 08/01/2016 @ 100
5.700%, 08/01/2036	1,000	1,020
		2,835
Economic Development - 4.6%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100
5.450%, 12/01/2031 (a)	3,250	3,528
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/2010 @ 100 (AMT)
5.550%, 08/01/2016	500	510
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/2008 @ 102 (AMT)
7.250%, 08/01/2020	1,000	1,055
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/2008 @ 102 (AMT)
7.250%, 08/01/2020	1,385	1,461
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/2008 @ 102 (AMT)
7.250%, 08/01/2020	1,120	1,182
		7,736
Education - 6.5%
Golden Valley, The Breck School, Callable 10/01/2009 @ 100
5.750%, 10/01/2014	1,000	1,053
Minneapolis, The Blake School Project, Callable 09/01/2011 @ 100
5.450%, 09/01/2021	2,000	2,113
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 (a)	1,000	1,072
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K, Callable 05/01/2015 @ 100
5.000%, 05/01/2026	1,750	1,800
Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G, Callable 10/01/2015 @ 100
5.000%, 10/01/2022	1,000	1,064
4.500%, 10/01/2026	1,000	1,009
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable until 07/01/2012 @ 100
6.000%, 01/01/2013	470	472
Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/2015 @ 100
5.000%, 12/15/2021	1,070	1,139
5.000%, 12/15/2024	1,240	1,311
		11,033
Healthcare - 27.4%
Aitkin Health Care Facilities, Riverwood Healthcare Center, Callable 02/01/2016 @ 100
5.500%, 02/01/2024	1,050	1,071
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101
5.500%, 06/01/2035	350	356
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102
6.000%, 06/01/2029	3,000	3,063
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100
5.250%, 02/15/2028	1,000	1,050
5.250%, 02/15/2033	1,660	1,727
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable until 11/01/2006 @ 101
7.000%, 11/01/2019	1,000	1,001
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Callable 04/01/2013 @ 101
5.000%, 04/01/2020	500	519
5.000%, 04/01/2025	1,000	1,030
5.000%, 04/01/2031	1,500	1,533
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,959
Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/2015 @ 100
5.000%, 09/01/2035	2,000	2,061
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/2013 @ 100
5.250%, 11/01/2016	305	323
5.850%, 11/01/2023	875	956
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/2012 @ 100
6.000%, 11/15/2023	1,500	1,651
5.750%, 11/15/2032	2,400	2,582
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/2010 @ 101 (MBIA)
5.250%, 02/15/2015	2,000	2,102
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2007 @ 102 (MBIA)
5.500%, 11/15/2011	500	519
5.500%, 11/15/2017	205	213
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2010 @ 101
6.375%, 11/15/2029	125	136
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.500%, 11/15/2017 (a)	795	828
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,315
Monticello, Big Lake Community Hospital, Series A, Callable 12/01/2009 @ 100
5.750%, 12/01/2019	1,000	1,021
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100
6.200%, 12/01/2022	1,000	1,055
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable 12/01/2006 @ 100
6.000%, 06/01/2029	1,900	1,901
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/2009 @ 102
5.750%, 03/01/2015	1,600	1,661
Rochester Health Care Facilities, Mayo Clinic, Callable 05/15/2016 @ 100
5.000%, 11/15/2031	1,000	1,050
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100
5.250%, 09/01/2034	2,000	2,086
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/2014 @ 100
5.500%, 07/01/2025	2,000	2,151
St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/2015 @ 100
6.000%, 11/15/2030	800	886
St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/2009 @ 100
5.250%, 05/15/2018	500	511
St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/2015 @ 100 (MLO)
5.875%, 05/01/2030	900	922
St. Paul Port Authority, HealthEast Midway Campus, Series B, Callable 05/01/2015 @ 100 (MLO)
6.000%, 05/01/2030	1,800	1,848
Stillwater Health Care, Health Systems Obligation Group, Callable 06/01/2015 @ 100
5.000%, 06/01/2035	1,000	1,033
Winona Health Care Facilities, Series A, Callable 07/01/2012 @ 102
6.000%, 07/01/2034	1,000	1,091
		46,211
Housing - 12.4%
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/2011 @ 102 (GNMA)
5.900%, 04/20/2042	2,000	2,131
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/2007 @ 104
5.700%, 08/20/2022	1,000	1,044
Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/2008 @ 102 (GNMA)
5.500%, 01/20/2018	500	516
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable until 08/15/2007 @ 102.50, Mandatory Put 02/15/2009 @100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,953
Hopkins Elderly Housing, St. Theresa Project, Series A, Callable 11/20/2007 @ 102 (GNMA)
5.600%, 11/20/2017	500	515
Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/2007 @ 102
6.250%, 04/01/2015	500	515
Maplewood Multifamily Housing, Carefree Cottages ll, Callable 04/15/2014 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,023
Minneapolis & St. Paul Housing Financing Board, Single Family Mortgage, Series A4, Callable 07/01/2016 @ 100 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	1,000	1,017
Minnesota State Housing Finance Agency, Rental Housing, Series A, Callable 08/01/2011 @ 100
3.850%, 02/01/2013	1,430	1,435
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/2011 @ 100 (AMT)
5.650%, 07/01/2033	750	778
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/2015 @ 100 (AMT)
4.750%, 07/01/2026	1,000	1,009
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK, Callable 07/01/2011 @ 100 (AMT)
5.350%, 07/01/2033	1,385	1,423
Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/2011 @ 100 (AMT)
5.400%, 07/01/2030	2,380	2,455
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/2009 @ 100 (AMT)
6.100%, 07/01/2030	400	402
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, Callable 04/01/2014 @ 101
5.650%, 04/01/2041	1,620	1,624
Pine City Health Care & Housing Revenue, North Branch, Series A, Callable 04/20/2014 @ 100 (GNMA)
5.000%, 10/20/2047	550	567
St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/2008 @ 102 (FHA) (GNMA)
5.250%, 11/01/2020	500	517
White Bear Lake, Multifamily Housing, Lake Square, Series A, Callable 02/01/2007 @ 102 (FHA)
6.000%, 08/01/2020	1,020	1,045
		20,969
Lease Revenue - 5.0%
Anoka County Housing & Redevelopment Authority, Ice Arena, Series A, Callable 03/15/2015 @ 100 (MLO)
4.450%, 03/15/2026	1,000	1,001
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/2010 @ 100 (MLO)
4.900%, 02/01/2015	850	876
5.000%, 02/01/2016	895	923
5.100%, 02/01/2017	900	930
Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/2016 @ 100 (MLO)
5.000%, 02/01/2028	1,000	1,028
5.000%, 02/01/2031	1,890	1,935
St. Paul Port Authority, Office Building at Robert St.-3-11 (MLO)
4.000%, 12/01/2013	1,695	1,722
		8,415
Miscellaneous - 5.7%
Little Canada Commercial Development, RLF Minnesota Project, Callable 10/01/2006 @ 100 (MLO)
5.000%, 04/01/2013	1,040	1,046
Minnesota State Retirement Systems Building, Callable 06/01/2010 @ 100
5.875%, 06/01/2027	7,000	7,498
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,139
		9,683
Recreational Facility Authority - 2.5%
Moorhead, Golf Course, Series B, Callable 12/01/2008 @ 100
5.875%, 12/01/2021	2,000	2,035
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,188
		4,223
Tax Revenue - 2.0%
Duluth Economic Development Authority
8.000%, 08/01/2008	120	126
Minneapolis, St. Anthony Falls Project, Callable 02/01/2014 @ 100
5.650%, 02/01/2027	400	406
Minneapolis, St. Anthony Falls Project, Callable 03/01/2012 @ 102
5.750%, 02/01/2027	300	309
Puerto Rico Commonwealth Infrastructure Financing Authority, Series B, Callable 07/01/2016 @ 100
5.000%, 07/01/2031	1,500	1,560
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project, Callable 08/01/2016 @ 100
5.625%, 02/01/2031	1,000	1,020
		3,421
Transportation - 2.6%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/2010 @ 101 (FGIC)
5.750%, 01/01/2032 (a)	3,000	3,229
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2015 @ 100 (AMBAC) (AMT)
5.000%, 01/01/2019	1,000	1,060
		4,289
Utilities - 16.6%
Chaska Electric, Series A, Callable 10/01/2010 @ 100
6.100%, 10/01/2030	45	49
Chaska Electric, Series A, Pre-refunded 10/01/2010 @ 100
6.100%, 10/01/2030 (a)	4,955	5,421
Minnesota Municipal Power Agency, Electricity Revenue, Callable 10/01/2015 @ 100
5.000%, 10/01/2035	1,500	1,552
Puerto Rico Electric Power Authority, Series SS, Callable 07/01/2015 @ 100 (MBIA)
5.000%, 07/01/2024	2,000	2,145
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.520%, 01/01/2019 (b)	4,000	2,392
4.940%, 01/01/2024 (b)	12,000	5,644
5.020%, 01/01/2025 (b)	7,000	3,151
5.570%, 01/01/2026 (b)	8,300	3,563
5.990%, 01/01/2027 (b)	3,000	1,232
Western Minnesota Municipal Power Agency, Callable 01/01/2011 @ 100 (AMBAC)
5.500%, 01/01/2014	1,545	1,656
5.500%, 01/01/2015	550	589
Western Minnesota Municipal Power Agency, Escrowed to Maturity, Callable until 01/01/2015 @ 100 (MBIA)
9.750%, 01/01/2016 (c)	410	589
		27,983
Total Revenue Bonds		146,798

General Obligations - 9.7%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.750%, 02/01/2017 (d)	1,000	1,069
Becker Independent School District #726, Series A, Crossover Refunded 02/01/2010 @ 100 (FSA) (MSDCEP)
6.000%, 02/01/2021 (d)	1,000	1,072
Brooklyn Center Independent School District #286, Series A, Callable 02/01/2016 @ 100 (MSDCEP)
4.500%, 02/01/2029	1,135	1,144
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/2009 @ 100 (FSA) (MSDCEP)
5.700%, 02/01/2018 (d)	1,000	1,048
Columbia Heights Independent School District #13, Crossover Refunded 02/01/2007 @ 100 (MSDCEP)
5.250%, 02/01/2015 (d)	1,000	1,005
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (d)	1,000	1,087
Minneapolis Sports Arena, Callable 04/01/2008 @ 100
5.100%, 04/01/2013	500	511
5.100%, 10/01/2013	250	255
Perham, Disposal System, Callable 05/01/2011 @ 100 (AMT)
6.000%, 05/01/2022	1,500	1,586
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (d)	2,000	2,163
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.700%, 02/01/2017 (d)	2,000	2,088
St. Michael Independent School District #885, Series A, Callable 02/01/2016 @ 100 (FSA) (MSDCEP)
4.750%, 02/01/2028	1,200	1,249
Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/2007 @ 100
5.500%, 02/01/2017 (d)	2,000	2,012
Total General Obligations		16,289
Total Municipal Bonds
(Cost $153,614)		163,087

Short-Term Investments - 1.2%
Money Market Fund - 1.1%	SHARES
Federated Minnesota Municipal Cash Trust	1,977,187	1,977
U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill	PAR
4.703%, 01/11/2007 (e)	$80	79
Total Short-Term Investments
(Cost $2,056)		2,056

Total Investments - 97.9%
(Cost $155,670)		165,143
Other Assets and Liabilities, Net - 2.1%		3,586
Total Net Assets - 100.0%		$168,729

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.

AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $17,915, which represents 10.6% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MSDCEP -	Minnesota School District Credit Enhancement Program

Schedule of Open Futures Contracts
	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Depreciation

U.S. Treasury 10 Year Note Futures	(100)	$ (10,806)	December 2006	$ (7)

Schedule of INVESTMENTS September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 99.0%
Revenue Bonds - 74.5%
Continuing Care Retirement Communities - 3.4%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project,
Callable 02/01/2014 @ 100
5.250%, 02/01/2024	$2,000	$2,087
Illinois Financing Authority, Friendship Village, Schaumburg, Series A,
Callable 02/15/2015
5.375%, 02/15/2025	1,800	1,822
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A,
Callable 02/01/2015 @ 100
5.375%, 02/01/2035	1,500	1,564
		5,473
Education - 7.3%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project,
Callable 11/01/2011 @ 100
5.000%, 11/01/2019	2,540	2,677
Missouri State Health & Educational Facilities Authority, Washington University, Series A,
Callable 02/15/2015 @ 100
5.000%, 02/15/2019	1,465	1,578
Missouri State Health & Educational Facilities Authority, Washington University, Series A,
Callable 06/15/2011 @ 100
5.125%, 06/15/2041	2,150	2,228
University of Missouri,
Pre-refunded 11/01/2007 @ 101
5.800%, 11/01/2027 (a)	5,000	5,169
		11,652
Healthcare - 14.8%
Barton County Hospital Revenue,
Callable 07/01/2016 @ 100
5.375%, 07/01/2027	1,000	1,018
Boone County Hospital,
Callable 08/01/2012 @ 100
5.050%, 08/01/2020	1,200	1,238
Cape Girardeau County Authority, Southeast Missouri Hospital Association,
Callable 06/01/2012 @ 100
5.625%, 06/01/2022	1,500	1,576
Carthage Hospital Revenue,
Callable 04/01/2016 @ 100
6.000%, 04/01/2038	1,000	1,011
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,358
Hannibal Industrial Development Authority Health Facilities,
Callable 03/01/2016 @ 100
5.000%, 03/01/2022	1,000	1,039
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project,
Callable 02/15/2015 @ 102
5.500%, 02/15/2024	2,000	2,150
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A,
Escrowed to Maturity
6.750%, 05/15/2012 (b)	3,310	3,827
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
4.250%, 08/15/2013	735	750
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital,
Callable 08/15/2014 @ 100 (RAAI)
5.000%, 08/15/2019	2,300	2,423
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	537
Missouri State Health & Educational Facilities Authority, SSM Health, Series A,
Pre-refunded 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018 (a)	1,555	1,606
Missouri State Health & Educational Facilities Authority, SSM Health, Series B,
Callable 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018	445	457
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A
5.000%, 11/15/2014	3,000	3,239
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital,
Callable 12/01/2015 @ 100
5.625%, 12/01/2035	1,000	1,011
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A,
Callable 11/15/2013 @ 100
6.625%, 11/15/2035	500	520
		23,760
Housing - 3.1%
Missouri State Housing Development Commission, Homeownership Loan Program, Series B,
Callable 09/01/2015 @ 100 (AMT) (GNMA) (FNMA)
4.800%, 09/01/2031	2,500	2,514
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1,
Callable 09/01/2015 @ 100 (AMT) (GNMA) (FNMA)
5.000%, 09/01/2037	1,000	1,019
University City Industrial Development Authority, Multifamily Housing, Series A,
Callable until 12/19/2006 @ 102 (GNMA)
5.950%, 12/20/2025	1,400	1,422
		4,955
Lease Revenue - 16.0%
Clay County, Public Building Authority,
Callable 05/15/2008 @ 100 (MLO)
5.125%, 05/15/2014	2,000	2,044
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1,
Zero Coupon Bond (MLO)
5.260%, 04/15/2027 (c)	2,000	797
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G,
Callable 09/01/2015 @100 (AMT) (MLO)
4.750%, 09/01/2028	4,000	4,019
Missouri State Board of Public Buildings, Series A,
Callable 10/15/2013 @ 100 (MLO)
5.000%, 10/15/2027	1,000	1,053
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A,
Callable 05/01/2011 @ 100 (MBIA) (MLO)
5.000%, 05/01/2023	2,000	2,089
5.000%, 05/01/2024	5,130	5,358
5.125%, 05/01/2026	5,000	5,223
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A,
Callable 05/01/2011 @ 100 (MLO)
5.000%, 05/01/2017	1,000	1,049
Missouri State Financial Board Infrastructure Facilities, Branson, Series A,
Callable 12/01/2012 @ 100 (MLO)
5.000%, 12/01/2017	1,000	1,030
5.375%, 12/01/2022	750	783
Springfield Public Building, Capital Improvement Project,
Callable 03/01/2014 @ 100 (AMBAC) (MLO)
5.000%, 03/01/2024	2,000	2,108
		25,553
Miscellaneous - 1.4%
Platte County Industrial Development Transportation Authority (MLO)
4.000%, 12/01/2014	780	790
St. Louis Industrial Development Authority, St. Louis Science Center, Series A (RAAI)
4.000%, 02/15/2014	315	319
Sugar Creek, Lafarge North America, Series A,
Callable 06/01/2013 @101 (AMT)
5.650%, 06/01/2037	1,000	1,042
		2,151
Revolving Funds - 13.2%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program,
Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	2,004
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program,
Callable 07/01/2010 @ 100
5.500%, 07/01/2016	620	660
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program,
Callable 07/01/2016 @ 100
4.750%, 07/01/2020	2,000	2,123
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water,
Callable 01/01/2013 @ 100
5.500%, 07/01/2014	2,000	2,202
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water,
Callable 01/01/2009 @ 101
5.250%, 01/01/2015	2,180	2,270
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2015	1,500	1,680
5.375%, 07/01/2016	2,000	2,256
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program,
Callable 07/01/2011 @ 100
5.000%, 07/01/2023	6,655	6,973
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program,
Callable 01/01/2016 @ 100
4.750%, 07/01/2025	1,000	1,045
		21,213
Tax Revenue - 4.5%
Belton Increment Tax Revenue, Town Center Project,
Callable 03/01/2016 @ 100
5.500%, 03/01/2020	250	253
5.625%, 03/01/2025	600	606
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project,
Callable 06/01/2015 @ 100
5.500%, 06/01/2029	1,000	1,018
Brentwood Tax Increment Revenue, Brentwood Square Project
4.125%, 05/01/2011	250	249
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,049
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	2,032
Riverside Tax Increment Revenue, L-385 Levee Project,
Callable 05/01/2015 @ 100 (MLO)
5.250%, 05/01/2020	1,000	1,033
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project,
Callable 11/01/2014 @ 100
5.375%, 11/01/2023	1,000	1,011
		7,251
Transportation - 6.4%
Missouri State Highways & Transportation Road, Series A,
Callable 02/01/2011 @ 100
5.250%, 02/01/2020	5,000	5,289
Missouri State Highways & Transportation Road, Series A,
Callable 02/01/2012 @ 100
5.000%, 02/01/2022	3,725	3,912
Puerto Rico Commonwealth Highway & Transportation Authority, Series K,
Callable 07/01/2015 @ 100
5.000%, 07/01/2017	1,000	1,064
		10,265
Utilities - 4.4%
Kansas City Water, Series B,
Callable 12/01/2006 @ 101
5.000%, 12/01/2016	2,200	2,227
Metropolitan St. Louis Sewer District, Series A,
Callable 05/01/2014 @ 100 (MBIA)
5.000%, 05/01/2023	1,075	1,142
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,633
Missouri State Development Financial Board, Independence Water System,
Callable 11/01/2014 @ 100 (AMBAC)
5.000%, 11/01/2024	1,000	1,061
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light
4.000%, 01/02/2012	1,000	997
		7,060

Total Revenue Bonds		119,333

General Obligations - 19.8%
Columbia School District,
Crossover Refunded 03/01/2007 @ 100
6.300%, 03/01/2011 (d)	365	369
Hazelwood School District, Series A,
Callable 03/01/2015 @ 100 (FGIC) (MDDP)
5.000%, 03/01/2017	570	618
Jackson County School District #7, Lee's Summit,
Callable 03/01/2015 @ 100 (MBIA) (MDDP)
4.250%, 03/01/2016	1,100	1,137
Jefferson City School District, Series A (MDDP)
6.700%, 03/01/2011	1,000	1,086
Miller County School District #2,
Callable 03/01/2016 @ 100 (FSA)
5.000%, 03/01/2017	1,000	1,091
North Kansas City School District #74,
Callable 03/01/2017 @ 100 (MDDP)
5.000%, 03/01/2022	1,000	1,080
Platte County School District #R-3,
Callable 03/01/2014 @ 100 (MBIA)
5.000%, 03/01/2024	1,000	1,059
Puerto Rico Municipal Finance Agency,
Pre-refunded 08/01/2009 @ 101
5.500%, 08/01/2023 (a)	3,000	3,192
Richmond Heights, Manhasset Village Neighborhood,
Callable 04/01/2014 @ 100
4.500%, 04/01/2026	690	678
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,390	1,561
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,349
St. Joseph School District (FSA) (MDDP)
5.250%, 03/01/2017	1,500	1,681
St. Louis County
5.000%, 02/01/2012	3,250	3,478
St. Louis County Public Safety,
Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	4,185	4,366
St. Louis County Rockwood School District #R-6,
Callable 02/01/2011 @ 100 (MDDP)
5.000%, 02/01/2013	3,000	3,162
St. Louis County Rockwood School District #R-6, Series A,
Callable 02/01/2013 @ 100
5.000%, 02/01/2014	2,000	2,150
St. Louis County School District, Series A (FSA)
5.000%, 03/01/2014	2,000	2,169
St. Louis County School District, Series A,
Callable 03/01/2014 @ 100
5.000%, 03/01/2016	500	538
Total General Obligations		31,764

Certificates of Participation - 4.7%
Cottleville,
Callable 08/01/2014 @ 100 (MLO)
5.125%, 08/01/2026	200	202
5.250%, 08/01/2031	500	504
Gladstone, Series A,
Callable 06/01/2016 @ 100 (MLO) (XLCA)
4.000%, 06/01/2018	775	772
Hazelwood School District, Energy Improvements Project
4.200%, 03/01/2013	405	412
Hazelwood School District, Energy Improvements Project,
Callable 03/01/2016 @ 100
4.500%, 03/01/2017	515	531
4.500%, 03/01/2018	445	457
Missouri Association Rural Education, Stockton School District,
Callable 03/01/2011 @ 100 (MLO) (RAAI)
4.100%, 03/01/2017	475	474
Texas County Justice Center Project,
Callable 12/01/2016 @ 100 (AGTY) (MLO)
4.500%, 12/01/2025	3,660	3,690
Union, Series A,
Callable 07/01/2014 @ 100 (MLO)
5.200%, 07/01/2023	520	536
Total Certificates of Participation		7,578
Total Municipal Bonds
(Cost $152,397)		158,675

Short-Term Investment - 0.8%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $1,196)	1,196,257	1,196

Total Investments - 99.8%
(Cost $153,593)		159,871
Other Assets and Liabilities, Net - 0.2%		377
Total Net Assets - 100.0%		$160,248

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $8,595, which represents 5.4% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MDDP -	Missouri Direct Deposit Program
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.6%
Revenue Bonds - 76.5%
Continuing Care Retirement Communities - 3.1%
Illinois Finance Authority, Three Crowns Park Plaza, Series A, Callable 02/15/2016 @ 100
5.875%, 02/15/2026	$200	$207
North Carolina Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027	410	422
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025	600	619
		1,248
Education - 18.1%
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/2008 @ 100
5.350%, 12/15/2018	650	663
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
5.000%, 09/01/2009	500	514
Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/2010 @ 100
5.200%, 10/01/2020	350	358
Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/2012 @ 100 (RAAI)
5.000%, 04/01/2017	605	631
Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/2012 @ 100
5.250%, 01/01/2015	1,045	1,122
University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/2008 @ 100
5.250%, 07/15/2011	1,000	1,027
University of Nebraska Facility Corporation, Medical Center Research Project, Callable 02/15/2012 @ 100
5.000%, 02/15/2015	500	530
University of Nebraska, Kearney Student Fees, Callable 01/01/2016 @ 100
5.000%, 07/01/2030	500	525
University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/2014 @ 100
5.000%, 11/01/2015	500	534
University of Nebraska, Lincoln Student Fees, Callable 01/01/2013 @ 100
5.000%, 07/01/2022	750	785
University of Nebraska, Omaha Student Housing Project, Callable 11/24/2013 @ 100
5.000%, 05/15/2023	500	530
		7,219
Healthcare - 22.7%
Douglas County Hospital Authority #2, Girls & Boys Town Project, Callable 09/01/2015 @ 100
4.500%, 09/01/2030	1,000	988
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	700	745
Halifax Medical Center, Florida Hospital Revenue, Series A, Callable 06/01/2016 @ 100
5.000%, 06/01/2038	600	611
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A, Callable 02/15/2016 @ 100
5.250%, 02/15/2030	600	635
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care, Callable 10/01/2013 @ 101
5.500%, 10/01/2033	275	277
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A, Callable 07/01/2016 @ 100
5.000%, 07/01/2020	200	202
Iowa Hospital Revenue, Washington County Hospital Revenue, Callable 07/01/2016 @ 100
5.375%, 07/01/2026	400	412
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Callable 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019	500	519
5.125%, 06/01/2021	1,200	1,251
Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021	1,000	1,067
Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/2012 @ 100 (RAAI)
5.200%, 11/15/2016	250	264
5.300%, 11/15/2017	805	853
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital, Callable 06/01/2016 @ 100
5.250%, 06/01/2036	150	153
Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/2010 @ 101 (RAAI)
5.850%, 05/01/2014	650	696
University of Alabama at Birmingham, Hospital Revenue, Series A, Callable 09/01/2016 @ 100
4.500%, 09/01/2031	400	392
		9,065
Housing - 6.4%
Nebraska Investment Finance Authority, Multifamily Housing, Callable 07/01/2012 @ 100 (AMT) (GNMA)
4.625%, 07/20/2012	340	346
Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/2011 @ 100 (AMT)
5.150%, 03/01/2016	340	349
Nebraska Investment Finance Authority, Single Family Housing, Series C, Callable 03/01/2014 @ 100 (AMT)
4.400%, 09/01/2020	680	678
Nebraska Investment Finance Authority, Single Family Housing, Series D, Callable 03/01/2015 @ 100 (AMT)
4.950%, 09/01/2026	500	511
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable 10/01/2011 @ 100 (GNMA)
5.150%, 11/20/2022	670	694
		2,578
Miscellaneous - 1.9%
Aleutians East Burough Project, Aleutian Pribilof Islands, Alaska, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	400	424
Washington County Wastewater Facilities, Cargill Income Project, Callable 11/01/2012 @ 101 (AMT)
5.900%, 11/01/2027	300	327
		751
Recreational Facility Authority - 6.1%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Callable 04/13/2015 @ 100
4.750%, 09/01/2024	1,365	1,383
Omaha Convention Hotel Corporation, Series A, Callable 04/01/2012 @ 100 (AMBAC)
5.125%, 04/01/2026	1,000	1,051
		2,434
Revolving Funds - 1.5%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/2009 @ 100
5.150%, 01/01/2016	580	594

Tax Revenue - 2.9%
Ohio County, West Virginia, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable 03/01/2016 @ 100
5.625%, 03/01/2036	200	207
Omaha Special Tax Revenue, Series A, Callable 02/01/2012 @ 101
5.125%, 02/01/2032	500	525
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment, Callable 08/01/2016 @ 100
5.000%, 02/01/2026	400	414
		1,146
Utilities - 13.8%
Alliance Electrical Systems, Callable 06/15/2008 @ 100 (AMBAC)
5.000%, 12/15/2014	260	265
5.100%, 12/15/2015	460	470
Burt County Public Power District Electric Systems, Callable 07/01/2011 @ 100
4.850%, 07/01/2026	335	339
Grand Island Electrical Systems, Callable 06/27/2011 @ 100 (MBIA)
5.125%, 08/15/2016	750	796
Hastings Electrical Systems, Callable 05/01/2011 @ 100 (FSA)
5.000%, 01/01/2015	1,000	1,054
5.000%, 01/01/2016	750	791
Lincoln Electrical Systems, Callable 09/01/2011 @ 100
5.000%, 09/01/2015	500	529
Lincoln Electrical Systems, Callable 09/01/2013 @ 100
5.000%, 09/01/2026	250	263
Omaha Public Power District, Nebraska City, Series A, Callable 12/01/2015 @ 100 (AMBAC)
4.550%, 02/01/2026	750	762
Omaha Public Power Electrical Systems, Escrowed to Maturity
6.200%, 02/01/2017 (a)	210	244
		5,513
Total Revenue Bonds		30,548

General Obligations - 18.8%
Brown County, Callable 08/30/2011 @ 100
4.700%, 12/15/2026	400	404
Douglas County School District #10, Elkhorn Public Schools, Callable 01/10/2011 @ 100
4.500%, 07/15/2026	500	505
Douglas County School District #17, Millard Public Schools, Series A, Callable 05/15/2010 @ 100 (FSA)
4.500%, 06/15/2025	250	251
Douglas County School District #54, Ralston Public Schools, Callable 08/15/2011 @ 100 (FSA)
5.000%, 12/15/2016	845	893
Hayes County School District #79, Callable 11/15/2010 @ 100
4.550%, 11/15/2022	170	171
4.600%, 11/15/2023	180	181
La Vista, Callable 12/15/2010 @ 100
4.800%, 12/15/2026	345	349
La Vista, Off-Street Parking, Callable 04/15/2011 @ 100
4.700%, 04/15/2025	500	501
Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/2011 @ 100
5.250%, 07/15/2019	220	233
Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/2012 @ 100
5.000%, 01/15/2017	750	796
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 04/15/2015 @ 100
4.500%, 10/15/2026	750	756
Omaha-Douglas Public Building, Callable 05/01/2011 @ 100
4.900%, 05/01/2016	500	524
5.100%, 05/01/2020	300	316
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	400	428
Saunders County, Callable 01/10/2011 @ 100 (FSA)
5.000%, 11/01/2030	650	670
Scotts Bluff County, Callable 07/12/2011 @ 100
4.550%, 01/15/2026	500	507
Total General Obligations		7,485

Certificates of Participation - 3.3%
Western Nebraska Community College, Callable 10/15/2007 @ 100 (MLO)
4.700%, 10/15/2010	295	298
4.800%, 10/15/2011	195	197
4.900%, 10/15/2012	250	252
5.000%, 10/15/2013	300	303
5.100%, 10/15/2014	250	253
		1,303
Total Municipal Bonds
(Cost $37,941)		39,336
Short-Term Investments - 0.2%	SHARES
Money Market Fund - 0.1%
First American Tax Free Obligations Fund, Class Z (b)	47,097	47

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.703%, 01/11/2007 (c)	$50	49
Total Short-Term Investments
(Cost $96)		96
Total Investments - 99.8%		39,432
(Cost $38,037)
Other Assets and Liabilities, Net - 1.2%		484

Total Net Assets - 100.0%		$39,916

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

(c)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September, 30, 2006.

ACA-	American Capital Access
AMBAC-	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $2,211, which represents 5.5% of total net assets.
FSA-	Financial Security Assurance
GNMA-	Government National Mortgage Association
MBIA-	Municipal Bond Insurance Association
MLO-	Municipal Lease Obligation
RAAI-	Radian Asset Assurance Inc.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Depreciation

U.S. Treasury 10 Year Note Futures	(22)	$ (2,377)	December 2006	$ (1)

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Bond Fund

DESRCIPTION	PAR	VALUE +

Municipal Bonds - 99.6%
Revenue Bonds - 56.6%
Continuing Care Retirement Community - 5.1%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/2012 @ 100 (RAAI)
5.125%, 07/01/2022	$500	$522
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/2015 @ 100
5.000%, 07/01/2026	800	822
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025	400	413
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A, Callable 05/15/2010 @ 100
6.000%, 05/15/2024	400	408
		2,165
Economic Development - 0.6%
Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/2014 @ 102
5.250%, 05/15/2023	250	256

Education - 17.3%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy, Callable 10/01/2016 @ 100
5.000%, 10/01/2025	250	261
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	784
Ohio State Higher Educational Facilities, College of Wooster Project, Callable 09/01/2015 @ 100
5.000%, 09/01/2020	400	424
Ohio State Higher Educational Facilities, Mount Union College Project, Callable 10/01/2016 @ 100
5.000%, 10/01/2031	1,000	1,036
Ohio State Higher Educational Facilities, Ohio Northern University Project, Callable 05/01/2015 @ 100
5.000%, 05/01/2026	1,000	1,051
Ohio State Higher Educational Facilities, Wittenburg University Project, Callable 12/01/2015 @ 100
5.000%, 12/01/2024	505	518
Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016	1,000	1,077
Ohio State University, Series B, Callable 06/01/2013 @ 100
5.250%, 06/01/2016	1,000	1,090
University of Cincinnati, Series A, Callable 06/01/2011 @ 101 (FGIC)
5.500%, 06/01/2014	1,000	1,086
		7,327
Healthcare - 10.3%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A, Callable 11/15/2014 @ 100 (RAAI)
5.250%, 11/15/2016	800	867
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/2012 @ 101
5.500%, 08/15/2022	500	531
Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/2012 @ 100 (RAAI)
5.000%, 06/15/2022	500	518
Hamilton County Hospital Facilities, Children's Medical Center, Series F (FGIC)
5.200%, 05/15/2009	1,000	1,024
Lorain County Hospital, Catholic Healthcare, Callable 10/01/2012 @ 100
5.500%, 10/01/2017	350	377
Miami County Hospital Facilities, Upper Valley Medical Center, Callable 05/15/2016 @ 100
5.250%, 05/15/2018	125	133
5.250%, 05/15/2026	250	266
Richland County Hospital Facilities, Medcentral Health Systems, Callable 11/15/2016 @ 100
5.250%, 11/15/2036	600	632
		4,348
Housing - 2.5%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E, Callable 03/01/2016 @ 100 (AMT) (GNMA) (FNMA)
4.850%, 09/01/2026	1,000	1,018

Lease Revenue - 7.0%
Cleveland-Cuyahoga County Port Authority, Rita Project, Callable 11/15/2014 @ 100 (MLO) (RAAI)
5.000%, 11/15/2019	750	792
Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/2012 @ 100 (FSA) (MLO)
5.500%, 04/01/2016	1,000	1,091
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/2014 @ 100 (MLO)
5.250%, 12/01/2017	1,000	1,088
		2,971
Miscellaneous - 2.8%
Aleutians East Burough Project, Aleutian Pribilof Islands, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	150	159
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,025
		1,184
Revolving Funds - 5.0%
Ohio State Water Development Authority, Escrowed to Maturity, Callable until 05/31/2007 @ 101 (AMBAC)
5.800%, 12/01/2011 (a)	1,000	1,022
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (b)	1,000	1,074
		2,096
Tax Revenue - 1.0%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/2013 @ 102
5.250%, 12/01/2023	400	419

Utilities - 5.0%
Hamilton Electric Systems, Series A, Callable 10/15/2015 @ 101
4.300%, 10/15/2016	1,000	1,033
Montgomery County Water, Greater Moraine Beaver, Callable 11/15/2012 @ 100 (AMBAC)
5.375%, 11/15/2016	1,000	1,091
		2,124
Total Revenue Bonds		23,908

General Obligations - 39.8%
Cincinnati, Callable 12/01/2011 @ 100
5.000%, 12/01/2016	1,000	1,061
5.000%, 12/01/2017	1,000	1,056
Cincinnati School District, Classroom Construction & Improvement
5.250%, 12/01/2019 (c)	535	604
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	1,000	1,067
Dublin, Refunding & Improvement, Series A, Callable 12/01/2009 @ 101
5.250%, 12/01/2014	1,000	1,055
Ohio State Common Schools, Series A, Callable 03/15/2012 @ 101 (FGIC)
5.125%, 09/15/2022	1,750	1,853
Ohio State Higher Education, Series A, Callable 02/01/2011 @ 100
5.000%, 02/01/2019	1,000	1,047
Ohio State Higher Education, Series A, Callable 02/01/2012 @ 100
5.000%, 08/01/2022	1,000	1,050
Ohio State Higher Education, Series B, Callable 11/01/2011 @ 100
5.000%, 11/01/2015	1,000	1,060
Ohio State Higher Educational Facilities, John Carroll University Project, Callable 04/01/2016 @ 100
5.000%, 04/01/2019	1,000	1,070
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,162
Ohio State Parks & Recreational Facilities, Series II-A, Callable 02/01/2015 @ 100
5.250%, 02/01/2020	1,000	1,092
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	278
Revere Local School District (FSA)
5.000%, 12/01/2012	150	161
Solon, Callable 12/01/2012 @ 100
5.000%, 12/01/2021	1,000	1,063
Springfield City School District, Callable 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023	1,000	1,078
Toledo City School District, School Facilities Improvement, Callable 12/01/2013 @ 100 (FSA)
5.000%, 12/01/2014	1,000	1,079
Total General Obligations		16,836

Certificates of Participation - 3.2%
Midview Local School District, School Buildings Facilities Project, Callable 05/01/2013 @ 100 (MLO)
5.250%, 11/01/2017	1,270	1,357
Total Municipal Bonds
(Cost $40,736)		42,101
Short-Term Investments - 0.2%	SHARES
Money Market Fund - 0.2%
Federated Ohio Municipal Cash Trust	77,616	78

U.S. Treasury Obligation - 0.0%	PAR
U.S. Treasury Bill
4.703%, 01/11/2007 (d)	$25	$25
Total Short-Term Investments
(Cost $102)		102
Total Investments - 99.8%		42,204
(Cost $40,838)
Other Assets and Liabilities, Net - 0.2%		87
Total Net Assets - 100.0%		$42,291

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments purchased on a when-issued basis was $603 or 1.4% of total net assets.

(d)	Yield shown is the effective yield as of September 30, 2006.

AMBAC -	American Municipal Bond Assurance Corporation
AMT-	Alternative Mininum Tax. As of September 30, 2006 the aggregate market value of securities subject to the AMT was $1,018, which represents 2.4% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FSA -	Financial Security Assurance
LOC -	Letter Of Credit
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

Schedule of Investments September 30, 2006 (unaudited), all dollars rounded to thousands (000)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +
Municipal Bonds - 98.9%
Revenue Bonds - 35.6%
Continuing Care Retirement Communities - 2.6%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A,
Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	$1,000	$1,080
Clackamas County Hospital Facilities Authority, Robison Jewish Home,
Callable 10/01/2015 @ 100
5.125%, 10/01/2024	1,000	1,017
Clackamas County Hospital Facilities Authority, Williamette, Series A-1 (LOC: Sovereign Bank) (LOC: Bank of New York)
3.750%, 11/01/2029 (VRDO)	205	205
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes,
Callable until 11/14/2006 @ 103
8.000%, 11/15/2026	895	914
		3,216
Economic Development - 1.2%
Port Morrow,
Callable until 06/01/2014 @ 100
6.250%, 06/01/2015	1,500	1,501

Education - 4.4%
Forest Grove Campus Improvement, Pacific University Project, Series A,
Callable 05/01/2015 @ 100 (RAAI)
5.000%, 05/01/2022	3,130	3,286
Multnomah County Educational Facilities, University of Portland,
Callable 04/01/2007 @ 102 (AMBAC)
5.700%, 04/01/2015	1,000	1,051
Oregon State Facilities Authority, Linfield College Project, Series A,
Callable 10/01/2015 @ 100
5.000%, 10/01/2025	1,000	1,035
		5,372
Healthcare - 7.2%
Clackamas County Hospital Facilities Authority, Legacy Health Systems,
Callable 08/15/2009 @ 101
5.250%, 02/15/2011	2,000	2,101
5.375%, 02/15/2012	1,000	1,050
Klamath Falls Community Hospital Authority, Merle West Medical Center Project,
Callable 09/01/2016 @ 100 (AGTY)
4.750%, 09/01/2020	2,025	2,125
Medford Hospital Facilities Authority, Asante Health Systems, Series A,
Callable 08/15/2008 @ 101 (MBIA)
5.250%, 08/15/2011	325	336
5.375%, 08/15/2012	320	332
Multnomah County Hospital Facilities Authority, Providence Health Systems,
Callable 10/01/2014 @ 100
5.250%, 10/01/2022	1,000	1,076
Salem Hospital Facilities Authority,
Callable 08/15/2008 @ 101
5.250%, 08/15/2014	1,000	1,028
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	731
		8,779
Housing - 0.5%
Oregon State Housing & Community Services, Series A,
Callable until 06/30/2007 @ 102
6.000%, 07/01/2016	5	5
Oregon State Housing & Community Services, Series A,
Callable until 07/01/2017 @ 100
6.400%, 07/01/2018	230	233
Oregon State Housing & Community Services, Series E,
Callable 01/01/2010 @ 100 (FHA)
5.750%, 07/01/2013	365	371
		609
Recreational Facility Authority - 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A,
Callable 06/15/2010 @ 101 (AMBAC)
5.750%, 06/15/2015	1,000	1,080

Tax Revenue - 2.4%
Medford Urban Renewal Agency,
Callable 01/01/2013 @ 101
4.500%, 06/01/2013	1,010	1,046
Oregon State Department of Administrative Services Lottery, Series A,
Callable 04/01/2010 @ 100 (FSA)
5.000%, 04/01/2012	1,050	1,097
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	294
Tri-County Metropolitan Transportation District, Series 1,
Escrowed to Maturity (MGT)
4.900%, 06/01/2009 (b)	500	516
		2,953

Transportation - 7.6%
Oregon State Department of Transportation, Highway User Tax,
Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,395
Oregon State Department of Transportation, Highway User Tax, Series A,
Callable 11/15/2014 @ 100
5.000%, 11/15/2020	1,085	1,164
5.000%, 11/15/2024	1,325	1,410
Oregon State Department of Transportation, Highway User Tax, Series A,
Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,104
Portland International Airport, Series 12-A,
Callable 01/01/2009 @ 101 (FGIC)
5.250%, 07/01/2011	1,165	1,216
5.250%, 07/01/2012	2,000	2,078
		9,367
Utilities - 8.8%
Eugene Electric Utilities,
Callable 08/01/2007 @ 100 (FSA)
5.000%, 08/01/2011	1,305	1,320
Eugene Electric Utilities,
Callable at 12/01/2006 @ 100 (FSA)
5.375%, 08/01/2011	1,195	1,197
Eugene Electric Utilities,
Callable 08/01/2008 @ 100 (FSA)
4.800%, 08/01/2013	690	703
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,461
4.800%, 06/01/2010	400	402
Portland Water Systems, Second Lien, Series A,
Callable 10/01/2016 @ 100 (MBIA)
4.375%, 10/01/2024	1,635	1,649
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,088
Washington County Clean Water Services,
Callable 10/01/2011 @ 100 (FGIC)
5.125%, 10/01/2014	1,790	1,905
		10,725
Total Revenue Bonds		43,602
General Obligations - 57.1%
Chemeketa Community College District,
Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (b)	2,170	2,405
Clackamas Community College District,
Callable 05/01/2016 @ 100 (MBIA)
5.000%, 05/01/2019	1,145	1,245
Clackamas County School District #7, Lake Oswego,
Pre-refunded 06/01/2011 @ 100
5.500%, 06/01/2012 (a)	1,240	1,340
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	229
Clackamas County School District #86, Canby,
Callable 06/15/2015 @ 100 (FSA)
5.000%, 06/15/2024	1,500	1,602
Clackamas County School District #86, Canby,
Callable 06/15/2015 @ 100 (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,084
5.000%, 06/15/2021	1,305	1,403
Clackamas County School District #86, Canby,
Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,959
Columbia County School District #502,
Zero Coupon Bond (FGIC)
3.900%, 06/01/2012 (c)	1,530	1,237
Deschutes & Jefferson Counties School District #2,
Pre-refunded 06/15/2011 @ 100
5.500%, 06/15/2014 (a)	1,725	1,869
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,350
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B,
Zero Coupon Bond (FGIC) (SBG)
5.090%, 06/15/2021 (c)	1,000	536
Deschutes County,
Callable 12/01/2012 @ 100 (FSA)
5.000%, 12/01/2014	1,755	1,884
Hood River County School District,
Callable 06/15/2011 @ 100 (SBG)
5.250%, 06/15/2016	1,030	1,099
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,140
Lake Oswego (MBIA)
5.250%, 06/01/2013	1,035	1,134
Lane & Douglas Counties School District #97-J (FGIC) (SBG)
5.375%, 06/15/2016	1,235	1,393
Lane County School District #4, Eugene (FGIC)
5.000%, 07/01/2011	1,785	1,899
Lane County School District #40, Creswell,
Callable 06/15/2010 @ 100 (SBG)
5.000%, 06/15/2011	1,120	1,175
Lane County School District #52, Bethel,
Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	1,285	1,365
Linn County Community School District,
Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,113
McMinnville School District #40 (FSA)
5.500%, 06/15/2012	620	681
5.500%, 06/15/2013	1,000	1,107
Metro,
Callable 09/01/2010 @ 102
5.250%, 09/01/2014	1,000	1,074
Morrow County School District #1 (FSA) (SBG)
5.000%, 06/15/2014	605	656
Multnomah County, Series A,
Pre-refunded 04/01/2010 @ 100
5.125%, 04/01/2013 (a)	1,000	1,052
Multnomah County School District #7, Reynolds,
Callable 06/01/2010 @ 100 (MBIA)
5.000%, 06/01/2021	1,545	1,611
Multnomah County School District #7, Reynolds,
Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,089
Multnomah-Clackamas Counties School District #10, Gresham-Barlow,
Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,928
Multnomah-Clackamas Counties School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,119
Multnomah-Clackamas Counties School District #28-302, Centennial,
Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,500	1,625
Multnomah-Clackamas Counties School District #28JT,
Zero Coupon Bond,
Callable 06/01/2009 @ 75.22 (AMBAC)
4.110%, 06/01/2016 (c)	1,000	673
Oregon State Board of Higher Education, Series D,
Callable 08/01/2014 @ 100
5.000%, 08/01/2020	1,000	1,068
Oregon State Pollution Control, Series A,
Callable 11/01/2007 @ 100
4.875%, 11/01/2011	455	461
Portland Community College Services,
Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,481
Portland Emergency Facilities, Series A,
Callable 06/01/2009 @ 100
5.000%, 06/01/2012	1,060	1,097
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,070
Puerto Rico Public Buildings Authority, Series J,
Callable 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,067
Rogue Community College District,
Callable 06/15/2015 @ 100 (MBIA) (SBG)
5.000%, 06/15/2022	1,000	1,073
Salem-Keizer School District #24-J,
Callable 06/01/2008 @ 100 (FSA)
5.100%, 06/01/2012	2,000	2,047
Salem-Keizer School District #24-J,
Pre-refunded 06/01/2009 @ 100 (SBG)
5.250%, 06/01/2012 (a)	1,000	1,043
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A,
Callable 07/01/2009 @ 101
5.250%, 07/01/2012	1,000	1,051
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	975
Umatilla County School District #016-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,701
Wasco County School District #12
5.500%, 06/15/2014	1,080	1,209
Washington, Multnomah & Yamill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,089
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,185	1,236
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,110
Washington & Clackamas Counties School District #23-J, Tigard,
Tigard, Zero Coupon Bond
5.820%, 06/15/2014 (c)	1,030	764
Washington County,
Callable 06/01/2016 @ 102
5.000%, 06/01/2022	2,000	2,177
Washington County School District #48-J, Beaverton, Series A,
Callable 12/01/2014 @ 100 (FSA)
5.000%, 06/01/2016	1,500	1,628
Wilsonville,
Callable 06/01/2008 @ 100
5.000%, 12/01/2010	255	258
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	2,010	2,233
5.250%, 06/15/2016	1,835	2,051
Total General Obligations		69,965
Certificates of Participation - 6.2%
Multnomah County,
Callable 08/01/2008 @ 101 (MLO)
4.750%, 08/01/2011	1,685	1,734
Oregon State Department of Administrative Services, Series A,
Callable 05/01/2009 @ 101 (AMBAC) (MLO)
5.000%, 05/01/2014	1,240	1,290
Oregon State Department of Administrative Services, Series A,
Callable 05/01/2013 @ 100 (FSA) (MLO)
5.000%, 05/01/2014	1,200	1,285
Oregon State Department of Administrative Services, Series A,
Callable 11/01/2016 @ 100 (FGIC) (MLO)
5.000%, 11/01/2018	1,060	1,159
Oregon State Department of Administrative Services, Series B,
Callable 05/01/2014 @ 100 (FSA) (MLO)
5.000%, 05/01/2018	1,680	1,795
Oregon State Department of Administrative Services, Series B,
Callable 11/01/2007 @ 101 (AMBAC) (MLO)
5.000%, 11/01/2011	315	323
Total Certificates of Participation		7,586
Total Municipal Bonds
(Cost $117,321)		121,153

Short-Term Investment - 0.5%	SHARES
First American Tax Free Obligations Fund, Class Z (d)
(Cost $662)	662,115	662

Total Investments - 99.4%
(Cost $117,983)		121,815
Other Assets and Liabilities, Net - 0.6%		732
Total Net Assets - 100.0%		$122,547

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, this bond may still be subject to call at the call date and price indicated.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FSA -	Financial Security Assurance
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MGT -	Morgan Guaranty Trust
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
SBG -	School Board Guaranty
VRDO -
Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.9%
Alabama - 3.5%
Revenue Bonds - 2.3%
Foley Utilities Board, Escrowed to Maturity
6.000%, 03/01/2007 (a)	$1,500	$1,515
Jefferson County Limited Obligation School Warrant, Series A
5.000%, 01/01/2008	3,500	3,557
		5,072
General Obligation - 1.2%
Homewood Warrant, Sewer 7, Escrowed to Maturity, Callable until 02/15/2007 @ 100
6.125%, 03/01/2007 (a)	1,340	1,355
Mobile Warrant, Escrowed to Maturity
6.200%, 02/15/2007 (a)	1,280	1,293
		2,648
		7,720
Arizona - 3.5%
Revenue Bonds - 3.5%
Glendale Industrial Development Authority
4.250%, 05/15/2008	1,240	1,247
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,964
Tempe Industrial Development Authority, Series A
4.500%, 12/01/2006	1,000	1,000
University Medical Center (PUFG)
5.000%, 07/01/2007	300	302
5.000%, 07/01/2008	700	712
5.000%, 07/01/2009	500	513
		7,738

California - 3.1%
Revenue Bonds - 0.7%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	514
Contra Costa Transportation Authority, Series A, Escrowed to Maturity
6.875%, 03/01/2007 (a)	1,070	1,085
		1,599
General Obligation - 2.4%
California State
5.000%, 09/01/2011	5,000	5,313
		6,912

Colorado - 0.6%
Revenue Bonds - 0.6%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	506
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	450
Colorado Health Facilities Authority, Vail Valley Medical Center Project
4.000%, 01/15/2007	500	500
		1,456

District of Columbia - 0.3%
General Obligation - 0.3%
District of Columbia, Series A
5.000%, 06/01/2007	630	636

Florida - 11.8%
Revenue Bonds - 11.8%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	15,000	15,736
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,615
		26,351

Georgia - 1.0%
Revenue Bond - 1.0%
Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT)
5.625%, 05/01/2009	2,075	2,166

Illinois - 7.4%
Revenue Bonds - 6.3%
Chicago Sales Tax Revenue
5.000%, 01/01/2011	3,165	3,339
Illinois Development Finance Authority, People's Gas, Light & Coke, Series B, Mandatory Put 02/01/2008 @ 100 (AMBAC)
3.050%, 02/01/2033	3,000	2,973
Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/2008 @ 100
3.100%, 03/01/2034	2,000	1,974
Illinois Finance Authority, Clare at Watertower Project, Series A
5.100%, 05/15/2011	1,000	998
Illinois Finance Authority, DePaul University, Series A
5.000%, 10/01/2007	1,000	1,013
5.000%, 10/01/2009	2,355	2,442
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	500
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
3.375%, 12/01/2006	695	694
		13,933
General Obligations - 1.1%
Cook County High School District #209, Proviso Township, Convertible CABs (FSA)
0.000% through 12/01/2007, thereafter 4.000%, 12/01/2008	1,485	1,441
Lake County School District #112, Highland Park
9.000%, 12/01/2007	1,000	1,060
		2,501
		16,434
Indiana - 4.1%
Revenue Bonds - 4.1%
Indiana Health Facility Financing Authority, Ascension Health Credit
5.000%, 05/01/2009	7,000	7,232
New Albany & Floyd County School Building (FSA) (MLO)
5.000%, 01/15/2010	1,310	1,368
Indiana Health & Educational Facilities Financing Authority Hospital, Clarion Health Obligation Group, Series B
5.000%, 02/15/2011	500	522
		9,122

Iowa - 0.7%
Revenue Bonds - 0.7%
Scott County, Ridgecrest Village
4.000%, 11/15/2006	500	500
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,015
		1,515

Kansas - 0.6%
Revenue Bond - 0.6%
Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 11/15/2006 @ 100
6.700%, 11/15/2007 (a)	1,440	1,464

Kentucky - 0.2%
Revenue Bonds - 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity
6.125%, 07/01/2007 (a)	115	117
Owensboro Electric, Light & Power, Escrowed to Maturity, Callable until 07/01/07 @ 100
6.850%, 01/01/2008 (a)	305	312
		429

Louisiana - 1.0%
Revenue Bond - 1.0%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,117

Michigan - 0.1%
Revenue Bond - 0.1%
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable until 05/01/2008 @ 100
7.125%, 05/01/2009 (a)	245	256

Minnesota - 2.4%
Revenue Bonds - 2.4%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable until 08/14/2007 @ 102.50, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034 (b)	2,000	1,953
Minnesota Municipal Power Agency
4.500%, 10/01/2010	1,000	1,030
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/2008 @ 100 (LOC: Allied Irish Bank)
4.600%, 04/01/2028 (b)	815	823
Monticello, Big Lake Community Hospital District, Series C
4.250%, 12/01/2007	865	868
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 (b)	16	16
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus (MLO)
5.000%, 05/01/2010	625	631
		5,321

Mississippi - 1.4%
General Obligation - 1.4%
Mississippi State, Escrowed to Maturity
6.200%, 02/01/2008 (a)	2,980	3,072

Missouri - 1.8%
Revenue Bonds - 1.8%
Blue Springs Neighborhood Improvements, Series A, Callable 03/01/2007 @ 100
4.125%, 03/01/2009	1,500	1,502
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035 (b)	2,500	2,516
		4,018

Nebraska - 0.9%
Revenue Bonds - 0.9%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY)
5.000%, 11/15/2007	1,000	1,013
5.000%, 11/15/2008	1,000	1,022
		2,035

Nevada - 2.6%
Revenue Bonds - 2.6%
Clark County Pollution Control, Series A, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031 (b)	3,000	2,923
Clark County Pollution Control, Series C, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031 (b)	3,000	2,923
		5,846

New Jersey - 4.3%
Revenue Bonds - 3.6%
New Jersey Economic Development Authority, Cigarette Tax
5.000%, 06/15/2007	2,000	2,017
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2007	2,465	2,482
5.000%, 07/01/2008	1,585	1,608
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (a)	1,895	1,910
		8,017
General Obligation - 0.7%
Bayonne
5.000%, 10/27/2006	1,500	1,501
		9,518

New Mexico - 0.9%
Revenue Bond - 0.9%
Gallup Pollution Control, Tri-state Generation (AMBAC)
5.000%, 08/15/2010	1,910	2,002

New York - 4.0%
Revenue Bonds - 2.4%
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA)
5.000%, 01/01/2009	1,175	1,209
New York State Dormitory Authority, Rochester General Hospital
5.000%, 12/01/2010	1,970	2,064
New York Urban Development, Correctional & Youth Facilities, Series A, Mandatory Put 01/01/2009 @ 100 (MLO)
5.250%, 01/01/2021	2,000	2,066
		5,339
General Obligation - 1.6%
New York, Series A
5.000%, 08/01/2011	3,435	3,635
		8,974

North Carolina - 2.1%
Revenue Bonds - 2.1%
North Carolina Medical Care Commission, Health Care Facilities, Series A
2.500%, 11/01/2007	1,000	986
University North Carolina Chapel Hill, University Hospital, Series A
5.000%, 02/01/2010	1,060	1,103
5.000%, 02/01/2011	500	526
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2007	410	413
5.000%, 10/01/2008	1,530	1,546
		4,574

Ohio - 2.7%
Revenue Bonds - 2.7%
Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018 (b)	5,000	4,936
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
3.000%, 12/01/2006	1,090	1,088
		6,024

Oklahoma - 0.5%
Revenue Bond - 0.5%
Ponca City Utility Authority, Escrowed to Maturity, Callable until 07/01/2007 @ 100
6.000%, 07/01/2008 (a)	1,110	1,156

Oregon - 7.2%
Revenue Bond - 7.2%
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	15,000	15,976

Pennsylvania - 3.2%
Revenue Bonds - 3.2%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A
3.450%, 08/15/2007	300	297
Hampden Township Sewer Authority, Escrowed to Maturity
6.150%, 04/01/2007 (a)	800	808
Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B
5.000%, 08/15/2008	5,000	5,110
Ringgold School District Authority, Escrowed to Maturity, Callable until 01/15/2007 @ 100
6.700%, 01/15/2008 (a)	815	837
		7,052

Puerto Rico - 1.9%
General Obligation - 1.9%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,334

South Carolina - 0.9%
Revenue Bonds - 0.9%
Charleston County Hospital Facilities, Carealliance Health Services, Series A
5.000%, 08/15/2007	700	706
Richland-Lexington Columbia Apartments (AMT) (CIFG)
4.000%, 01/01/2007	670	671
4.000%, 01/01/2008	700	704
		2,081

South Dakota - 4.1%
Revenue Bonds - 4.1%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/2007 @ 100, Callable 11/15/2007 @ 100
4.750%, 11/15/2033	1,675	1,680
South Dakota State Health & Educational Facilities Authority, Avera Health, Callable 07/01/2008 @ 100 (AMBAC)
4.000%, 07/01/2031 (b)	7,500	7,500
		9,180

Tennessee - 0.7%
Revenue Bond - 0.7%
Clarksville Natural Gas Acquisition Corporation
5.000%, 12/15/2008	1,500	1,540

Texas - 12.1%
Revenue Bonds - 11.4%
Brazos River Harbor Naval District, Brazoria County Environmental, Dow Chemical Project, Series A-3, Mandatory Put 05/15/2007 @ 100 (AMT)
4.950%, 05/15/2033	3,000	3,015
Dallas Fort Worth International Airport, Series A (AMT)
5.000%, 11/01/2007	1,500	1,519
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/2009 @ 100
4.900%, 02/15/2010	1,020	1,027
Richardson Hospital Authority
4.000%, 12/01/2006	1,165	1,165
5.000%, 12/01/2007	1,230	1,244
San Antonio Electric & Gas
5.250%, 02/01/2010	5,000	5,261
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable until 12/01/2007 @ 100
8.500%, 12/01/2008 (a)	520	546
Texas State Public Finance Authority (FGIC)
5.000%, 02/01/2010	10,650	11,128
Tyler Health Facilities Development, Mother Frances Hospital
5.000%, 07/01/2007	575	580
		25,485
General Obligation - 0.7%
Donna Independent School District
4.000%, 02/15/2011	1,505	1,530
		27,015

Utah - 0.9%
Revenue Bond - 0.9%
Utah State Board, University of Utah Hospital, Series A (MBIA)
5.000%, 08/01/2009	1,855	1,922

Virginia - 0.9%
Revenue Bond - 0.9%
Virginia State Housing Developement Authority (AMT)
3.600%, 01/01/2009	2,000	1,996

Washington - 1.9%
Revenue Bonds - 1.9%
Portland & Seattle Intermediate Lien, Series A
5.000%, 03/01/2010	2,000	2,091
Washington State Higher Educational Facilities Authority, University Puget Sound Project, Series A, Mandatory Put 04/01/2008 @ 100 (LOC: Bank of America)
5.000%, 10/01/2030	2,000	2,037
		4,128

West Virginia - 1.3%
Revenue Bond - 1.3%
Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/2006 @ 100
2.800%, 05/01/2019 (b)	3,000	2,995

Wisconsin - 2.3%
Revenue Bonds - 0.9%
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,000	1,041
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A
5.000%, 08/15/2007	1,000	1,009
		2,050
Certificate of Participation - 1.4%
Wisconsin State Certificates of Participation, Master Lease, Series A (MLO)
5.000%, 09/01/2011	2,885	3,061
		5,111

Total Municipal Bonds
(Cost $220,524)		220,186
Short-Term Investment - 0.1%	SHARES
First American Tax Free Obligations Fund, Class Z (c)
(Cost $231)	231,167	231
Total Investments		220,417
(Cost $220,755)
Other Assets and Liabilities, Net - 1.0%		2,222
Total Net Assets - 100.0%		$222,639

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $19,079, which represents 8.6% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GTY -	Assured Guaranty
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
PUFG -	Permanent University Fund Guarantee
RAAI -	Radian Asset Assurance Inc.

Schedule of Investments September 30, 2006 (unaudited), all dollars rounded to thousands (000)

Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.3%
Alabama - 0.8%
Revenue Bonds - 0.8%
Bessemer Water Revenue,
Callable until 06/30/2007 @ 102 (AMBAC)
5.750%, 07/01/2016	$2,500	$2,554
Camden Industrial Development Board, Weyerhauser Company, Series A,3
Callable 12/01/2013 @ 100
6.125%, 12/01/2024	1,000	1,092
Camden Industrial Development Board, Weyerhauser Company, Series B,
Callable 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024	350	383
		4,029
Alaska - 1.6%
Revenue Bonds - 1.2%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,083
6.000%, 07/01/2011	4,040	4,451
Alaska State Housing Finance Corporation, Series A,
Callable 06/01/2007 @ 102 (MBIA)
5.900%, 12/01/2019	695	708
		6,242
General Obligation - 0.4%
Anchorage, Series B,
Callable 07/01/2012 @ 100 (MBIA)
5.000%, 07/01/2022	2,000	2,107
		8,349
Arizona - 1.4%
Revenue Bonds - 1.4%
Arizona Health Facilities Authority, The Terraces Project, Series A,
Callable 11/15/2013 @ 101
7.500%, 11/15/2023	3,000	3,376
Maricopa County Industrial Development Authority, Mayo Clinic,
Callable 05/15/2016 @ 100
5.000%, 11/15/2031	500	524
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A,
Callable 02/20/2016 @ 100 (GNMA)
4.850%, 08/20/2026	1,760	1,804
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,320
		7,024
Arkansas - 0.3%
Revenue Bond - 0.3%
Washington County Arkansas Hospital, Regional Medical Center, Series B,
Callable 02/01/2015 @ 100
5.000%, 02/01/2030	1,500	1,533

California - 11.8%
Revenue Bonds - 6.2%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B,
Callable 07/01/2015 @ 101 (AMT) (AGTY)
5.000%, 07/01/2027	2,500	2,563
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C,
Callable 11/01/2015 @ 101 (AMT)
5.125%, 11/01/2023	5,000	5,217
California State Department of Water, Series A,
Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	4,500	4,966
California State Public Works Board Mental Health-Coalinga, Series A,
Callable 06/01/2014 @ 100 (MLO)
5.500%, 06/01/2019	3,000	3,321
California Statewide Communities Development Authority, Los Angeles Jewish Home,
Callable 11/01/2013 @ 100 (CMI)
5.250%, 11/15/2023	4,000	4,238
Chula Vista Industrial Development, San Diego Gas & Electric, Series A,
Callable 03/01/2014 @ 102 (AMT)
4.900%, 03/01/2023	2,500	2,597
Golden State Tobacco Securitization, Series B,
Pre-refunded 06/01/2013 @ 100
5.500%, 06/01/2033 (a)	6,940	7,706
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A,
Callable 12/01/2016 @ 100 (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	1,027
		31,635
General Obligations - 5.6%
California State,
Callable 02/01/2013 @ 100
5.000%, 02/01/2021	5,500	5,786
California State,
Callable 04/01/2009 @ 101
4.750%, 04/01/2022	500	508
California State,
Callable 09/01/2016 @ 100
5.000%, 09/01/2027	10,000	10,577
California State,
Callable 03/01/2016 @ 100
4.500%, 03/01/2030	10,000	9,942
California State,
Callable 02/01/2014 @ 100
5.000%, 02/01/2033	2,000	2,076
		28,889
		60,524
Colorado - 3.7%
Revenue Bonds - 3.5%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,751
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project,
Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,751
Colorado State Health Facilities Authority, Convenant Retirement Communities, Series B,
Callable 12/01/2012 @ 101
6.125%, 12/01/2033	1,150	1,253
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities,
Callable 10/01/2012 @ 100
5.900%, 10/01/2027	2,500	2,699
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities,
Callable 06/01/2016 @ 100
5.000%, 06/01/2029	2,000	2,052
Colorado State Health Facilities Authority, Parkview Medical Center,
Callable 09/01/2011 @ 100
6.500%, 09/01/2020	1,000	1,101
Colorado State Health Facilities Authority, Vail Valley Medical Center,
Callable 01/15/2012 @ 100
5.800%, 01/15/2027	1,500	1,592
La Junta Hospital, Arkansas Valley Medical Center Project,
Callable 04/01/2009 @ 101
6.000%, 04/01/2019	1,000	1,042
Montrose Memorial Hospital,
Callable 12/01/2013 @ 102
6.000%, 12/01/2028	1,000	1,084
6.000%, 12/01/2033	1,000	1,079
Northwest Parkway Public Highway Authority,
Zero Coupon Bond (AMBAC)
6.290%, 06/15/2029 (b)	10,000	2,739
		18,143
General Obligation - 0.2%
Antelope Water Systems General Improvement District,
Callable 12/01/2015 @ 100
5.125%, 12/01/2035	1,000	1,017
		19,160
Florida - 3.6%
Revenue Bonds - 2.5%
Capital Trust Agency, Fort Lauderdale Project,
Callable 01/01/2014 @ 101 (AMT)
5.750%, 01/01/2032	1,000	1,046
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	5,000	5,246
Florida State Department of Transportation, Alligator Alley,
Callable 07/01/2007 @ 101 (FGIC)
5.125%, 07/01/2013	1,280	1,306
Palm Beach County, Park & Recreational Facilities,
Pre-refunded 11/01/2006 @ 102 (FSA)
5.250%, 11/01/2016 (a)	5,000	5,107
		12,705
General Obligation - 1.1%
Florida State Department of Transportation, Right-of-Way,
Callable 11/01/2006 @ 101
5.250%, 07/01/2017	5,525	5,588
		18,293
Georgia - 2.5%
Revenue Bonds - 2.5%
Fulton County Development Authority, Maxon Atlantic Station, Series A,
Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,345
Fulton County Residential Care Facilities, Canterbury Court Project, Series A,
Callable 02/15/2014 @ 101
6.125%, 02/15/2026	1,500	1,579
6.125%, 02/15/2034	2,500	2,591
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project,
Callable 05/15/2011 @ 100
5.500%, 05/15/2031	5,000	5,206
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,143
		12,864
Hawaii - 0.8%
General Obligation - 0.8%
Hawaii State, Series CN,
Pre-refunded 03/01/2007 @ 102 (FGIC)
5.500%, 03/01/2014 (a)	4,000	4,112

Idaho - 0.4%
Certificates of Participation - 0.4%
Madison County Hospital,
Callable 09/01/2016 @ 100
5.250%, 09/01/2026	1,000	1,046
5.250%, 09/01/2030	1,000	1,042
		2,088
Illinois - 9.4%
Revenue Bonds - 6.2%
Bolingbrook, Residential Mortgages,
Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (c)	880	954
Illinois Development Finance Authority, Adventist Health System,
Pre-refunded 11/15/2009 @ 101
5.500%, 11/15/2029 (a)	5,000	5,325
Illinois Financial Authority, Clare At Water Tower Project, Series A,
Callable 05/15/2016 @ 100
6.000%, 05/15/2025	2,350	2,438
Illinois Financial Authority, Friendship Village Schaumburg, Series A,
Callable 02/15/2015 @ 100
5.375%, 02/15/2025	1,700	1,721
Illinois Financial Authority, Landing at Plymouth Place Project, Series A,
Callable 05/15/2016 @ 100
6.000%, 05/15/2037	2,300	2,411
Illinois Financial Authority, Luther Oaks Project, Series A,
Callable 08/15/2016 @ 100
6.000%, 08/15/2039	2,000	2,077
Illinois Health Facilities Authority, Covenant Retirement Communities,
Callable 12/01/2011 @ 101
5.875%, 12/01/2031	4,500	4,728
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A,
Callable 12/01/2012 @ 100 (RAAI)
5.500%, 12/01/2022	4,000	4,293
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A,
Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 (a)	3,000	3,514
Illinois State Development Finance Authority, Waste Management Incorporated Project (AMT)
5.850%, 02/01/2007	1,000	1,006
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,121
Northern Illinois University, Auxiliary Facilities Systems,
Partially Pre-refunded 04/01/2007 @ 100 (FGIC)
5.700%, 04/01/2016 (a)	1,000	1,010
Rockford Multifamily Housing, Rivers Edge Apartments, Series A,
Callable 01/20/2008 @ 102 (AMT) (GNMA)
5.875%, 01/20/2038	1,215	1,245
		31,843
General Obligations - 3.2%
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,352
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,783
Illinois State,
Callable 02/01/2007 @ 101 (FGIC)
5.250%, 02/01/2013	1,400	1,421
St. Clair County,
Callable 10/01/2009 @ 102 (FGIC)
6.000%, 10/01/2011	2,020	2,192
		16,748
		48,591
Indiana - 2.9%
Revenue Bonds - 2.9%
Indiana Health & Educational Facilities Hospital Financing Authority, Clarian Health Obligation Group, Series A,
Callable 02/15/2016 @ 100
5.000%, 02/15/2039	700	718
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2011	1,000	1,094
6.000%, 01/01/2012	1,000	1,111
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,528
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (AGTY)
5.100%, 01/15/2017	3,000	3,164
Portage Economic Development, Ameriplex Project,
Callable 07/15/2016 @ 100
5.000%, 07/15/2023	1,000	1,016
5.000%, 01/15/2027	775	783
St. Joseph County Industries Hospital Authority, Madison Center Obligation Group Project,
Callable 02/15/2015 @ 100
5.250%, 02/15/2028	3,500	3,571
		14,985
Iowa - 1.9%
Revenue Bonds - 1.9%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A,
Callable 07/01/2016 @ 100
5.000%, 07/01/2020	1,570	1,584
Iowa Higher Education Loan Authority, Central College Project,
Callable 10/01/2011 @ (RAAI)
5.500%, 10/01/2031	1,500	1,582
Iowa Higher Education Loan Authority, Private College Facility - Simpson College,
Callable 12/01/2010 @ 102
5.100%, 12/01/2035	2,000	2,042
Iowa Higher Education Loan Authority, Wartburg College, Series A,
Callable 10/01/2013 @ 100
5.100%, 10/01/2025	1,635	1,664
Iowa Hospital Revenue, Washington County Hospital Project,
Callable 07/01/2016 @ 100
5.375%, 07/01/2026	650	669
Iowa Hospital Revenue, Washington County Hospital Project,
Callable 07/01/2016 @ 100
5.500%, 07/01/2032	1,250	1,291
Muscatine Electric,
Escrowed to Maturitiy,
Callable until 07/01/2012 @ 100
6.700%, 01/01/2013 (c)	830	902
		9,734
Kansas - 0.4%
Revenue Bond - 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A,
Callable 11/15/2016 @ 100
6.000%, 11/15/2038	2,000	2,101

Louisiana - 1.3%
Revenue Bonds - 1.3%
Baton Rouge Sales & Use Tax, Public Improvements, Series A,
Callable 08/01/2008 @ 101.50 (FGIC)
5.250%, 08/01/2015	2,030	2,111
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,059
Jefferson Parish, Home Mortgage Authority,
Escrowed to Maturity,
Callable until 02/01/2011 @ 100 (FGIC) (FHA)
7.100%, 08/01/2011 (c)	1,000	1,131
Lafayette, Public Improvement Sales Tax, Series B (FGIC)
7.000%, 03/01/2008	1,000	1,046
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1,
Callable 11/15/2007 @ 102 (MBIA)
5.100%, 11/15/2014	1,500	1,549
		6,896
Massachusetts - 0.7%
Revenue Bonds - 0.7%
Boston Industrial Development Financing Authority, Crosstown Center Project,
Callable 09/01/2012 @ 102 (AMT)
6.500%, 09/01/2035	2,470	2,552
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D,
Callable 07/01/2015 @ 100
5.000%, 07/01/2033	1,000	1,013
		3,565
Michigan - 1.1%
Revenue Bond - 0.4%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A,
Callable 07/01/2015 @ 100
5.250%, 07/01/2030	2,000	2,069
General Obligations - 0.7%
Thornapple Kellogg School Building & Site,
Callable 11/01/2012 @ 100 (MQSBLF)
5.500%, 05/01/2014	1,485	1,628
5.500%, 05/01/2016	1,810	1,989
		3,617
		5,686
Minnesota - 6.0%
Revenue Bonds - 6.0%
Cuyuna Range Hospital District,
Callable 06/01/2013 @ 101
5.200%, 06/01/2025	1,000	1,014
Cuyuna Range Hospital District, Series A,
Callable 06/01/2007 @ 102
6.000%, 06/01/2029	650	664
Duluth Economic Development Authority, Benedictine Health System,
Callable 02/15/2014 @ 100
5.250%, 02/15/2033	3,500	3,641
Fergus Falls Health Care Facilities Authority, Series A,
Callable until 11/01/2018 @ 100
7.000%, 11/01/2019	150	150
Maple Grove Health Care Facilities, North Memorial Health Care,
Callable 09/01/2015 @ 100
4.250%, 09/01/2025	1,000	977
Minneapolis Healthcare System, Fairview Health Services, Series A,
Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,760
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A,
Callable 11/15/2010 @ 101
6.375%, 11/15/2029	95	103
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A,
Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,235
Monticello, Big Lake Community Hospital, Series C,
Callable 12/01/2012 @ 100
6.200%, 12/01/2022	2,995	3,159
Shakopee Health Care Facilities St. Francis Regional Medical Center,
Callable 09/01/2014 @ 100
5.250%, 09/01/2034	1,000	1,043
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A,
Zero Coupon Bond (MBIA)
4.460%, 01/01/2021 (b)	5,000	2,715
4.520%, 01/01/2023 (b)	3,000	1,478
4.550%, 01/01/2024 (b)	2,245	1,056
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	1,034
Stillwater Health Care, Health System Obligation Group,
Callable 06/01/2015 @ 100
5.000%, 06/01/2035	3,000	3,099
		31,128
Missouri - 0.2%
Revenue Bond - 0.2%
Sugar Creek, Lafarge North America, Series A,
Callable 06/01/2013 @ 101 (AMT)
5.650%, 06/01/2037	1,000	1,042

Montana - 1.2%
Revenue Bonds - 1.2%
Forsyth Pollution Control, Northwestern Corporation,
Callable 08/01/2016 @ 100
4.650%, 08/01/2023	3,500	3,580
Montana Facilities Financial Authority, Senior Living St. John's Lutheran, Series A,
Callable 05/15/2016 @ 100
6.125%, 05/15/2036	2,500	2,592
		6,172
Nebraska - 1.8%
Revenue Bonds - 1.8%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project,
Callable 04/13/2015 @ 100
4.750%, 09/01/2024	2,750	2,787
Nebraska Educational Finance Authority, Concordia University Project,
Callable 12/15/2008 @ 100
5.250%, 12/15/2015	500	511
5.350%, 12/15/2018	540	551
Nebraska Educational Finance Authority, Midland Lutheran College, Series A,
Callable 09/15/2013 @ 100
5.600%, 09/15/2029	1,800	1,813
Omaha Metropolitan Utilities, Water Revenue, Series A,
Callable 12/01/2016 @ 100
4.250%, 12/01/2021	1,500	1,512
Washington County Wastewater Facilities, Cargill Project,
Callable 11/01/2012 @ 101 (AMT)
5.900%, 11/01/2027	1,700	1,850
		9,024
Nevada - 3.2%
Revenue Bonds - 3.2%
Carson City, Carson-Tahoe Hospital Project,
Callable 09/01/2012 @ 101
5.750%, 09/01/2031	5,000	5,259
Clark County Industrial Development, Southwest Gas Corporation Project, Series A,
Callable 07/01/2014 @ 100 (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	4,212
Clark County Industrial Development, Southwest Gas Corporation Project, Series A,
Callable 09/01/2016 @ 100 (AMT) (FGIC)
4.750%, 09/01/2036	4,000	4,016
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
Callable 11/15/2008 @ 100
6.000%, 11/15/2014	750	761
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B,
Callable 11/15/2014 @ 100
6.750%, 11/15/2023	2,300	2,335
		16,583
New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority Covenant Health,
Callable 07/01/2014 @ 100
5.375%, 07/01/2024	1,250	1,333
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital,
Callable 07/01/2015 @ 100
5.875%, 07/01/2034	800	841
		2,174
New Jersey - 0.7%
General Obligation - 0.7%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C,
Callable 07/15/2008 @ 101 (FGIC)
5.100%, 07/15/2012	3,500	3,622

New York - 0.8%
General Obligation - 0.8%
New York, Series C,
Pre-refunded 03/15/2012 @ 100
5.250%, 03/15/2032 (a)	3,590	3,893

North Carolina - 1.9%
Revenue Bonds - 1.9%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2015	500	509
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B,
Callable 10/01/2016 @ 100
5.200%, 10/01/2021	2,000	2,045
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A,
Callable 10/01/2015 @ 100
6.000%, 10/01/2023	4,700	4,882
North Carolina Medical Care Community Health Care Facilities, Presbyterian Homes,
Callable 10/01/2016 @ 100
5.400%, 10/01/2027	2,100	2,160
		9,596
North Dakota - 0.5%
Revenue Bond - 0.5%
North Dakota State Board of Higher Education, Bismarck State College,
Callable 05/01/2015 @ 100
5.350%, 05/01/2030	2,500	2,529

Ohio - 2.4%
Revenue Bonds - 1.3%
Cincinnati Water System,
Callable 06/01/2011 @ 100
5.000%, 12/01/2020	125	131
Miami County Hospital Facilities, Upper Valley Medical Center,
Callable 05/15/2016 @ 100
5.250%, 05/15/2026	1,000	1,063
Ohio State Higher Educational Facility, Baldwin-Wallace College Project,
Callable 06/01/2014 @ 100
5.125%, 12/01/2017	1,490	1,556
5.250%, 12/01/2019	1,540	1,612
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project,
Callable 12/01/2013 @ 102
5.250%, 12/01/2023	2,000	2,093
		6,455
General Obligation - 1.1%
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019 (d)	5,000	5,646
		12,101
Oklahoma - 0.7%
Revenue Bonds - 0.7%
Norman Regional Hospital Authority,
Callable 09/01/2016 @ 100
5.375%, 09/01/2029	1,000	1,051
5.375%, 09/01/2036	2,325	2,430
		3,481
Oregon - 4.2%
Revenue Bonds - 4.2%
Gilliam County Solid Waste Disposal, Waste Management Project,
Callable 05/01/2016 @ 101 (AMT)
5.250%, 07/01/2029	1,500	1,548
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	12,500	13,313
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,609
		21,470
Pennsylvania - 1.9%
Revenue Bonds - 0.9%
Chester Upland School Authority, Series A,
Callable 09/01/2007 @ 100 (FSA)
5.250%, 09/01/2017	2,000	2,027
Erie County Industrial Development Authority, International Paper Company Project, Series A,
Callable 11/01/2014 @ 100 (AMT)
5.000%, 11/01/2018	1,350	1,373
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A,
Callable 01/01/2016 @ 100
5.750%, 01/01/2026	1,200	1,257
		4,657
General Obligation - 1.0%
Pennsylvania State,
Callable 03/15/2007 @ 101.50 (AMBAC)
5.125%, 09/15/2011	5,000	5,108
		9,765
Puerto Rico - 1.9%
Revenue Bonds - 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Series B,
Callable 07/01/2016 @ 100
5.000%, 07/01/2031	4,000	4,159
Puerto Rico Electric Power Authority, Series RR,
Callable 07/01/2015 @ 100 (CIFG)
5.000%, 07/01/2029	5,000	5,298
		9,457
General Obligation - 0.1%
Puerto Rico Public Improvements,
Callable 07/01/2010 @ 100 (MBIA)
5.750%, 07/01/2026	500	538
		9,995
South Carolina - 2.5%
Revenue Bonds - 2.5%
Georgetown County Environmental Improvement, International Paper, Series A,
Callable 12/01/2015 @ 100 (AMT)
5.550%, 12/01/2029	700	731
Lexington County Health Services District, Lexington Medical Center,
Callable 11/01/2013 @ 100
5.500%, 11/01/2023	2,000	2,126
Lexington School District #2, Brookland-Cayce School District Project, Series B,
Callable 06/01/2016 @ 100 (CIFG) (MLO)
4.750%, 12/01/2031	5,000	5,117
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A,
Callable 08/01/2013 @ 100
6.125%, 08/01/2023	1,250	1,394
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C,
Callable 08/01/2013 @ 100
6.375%, 08/01/2034	135	152
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C,
Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	1,115	1,291
South Carolina State Public Service Authority, Santee Cooper, Series A,
Callable 01/01/2016 @ 100
5.000%, 01/01/2030	2,000	2,117
		12,928
South Dakota - 1.8%
Revenue Bonds - 1.3%
Sioux Falls, Dow Rummel Village Project, Series A,
Callable 11/15/2012 @ 100
6.625%, 11/15/2023	2,200	2,296
South Dakota Economic Development Finance Authority, DTS Project, Series A,
Callable 04/01/2009 @ 102 (AMT)
5.500%, 04/01/2019	1,055	1,095
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A,
Callable 04/01/2014 @ 100 (AMT)
6.000%, 04/01/2029	1,400	1,446
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community,
Callable 09/01/2014 @ 100
5.000%, 09/01/2025	645	665
5.000%, 09/01/2031	1,250	1,275
		6,777
General Obligation - 0.1%
Sioux Falls School District #49-5, Series B,
Callable 07/01/2016 @ 100
4.750%, 07/01/2020	510	538
Certificates of Participation - 0.4%
Deadwood,
Callable 11/01/2015 @ 100 (ACA) (MLO)
5.000%, 11/01/2020	2,000	2,072
		9,387
Tennessee - 2.5%
Revenue Bonds - 2.5%
Johnson City Health & Educational Facilities Authority Mountain States Health, Series A,
Callable 07/01/2012 @ 103
7.500%, 07/01/2033	2,500	2,926
Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare,
Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	3,000	3,459
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project,
Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,227
		12,612
Texas - 11.9%
Revenue Bonds - 9.6%
Abilene Health Facilities Development, Sears Methodist Retirement Project,
Callable 05/15/2009 @ 101
5.875%, 11/15/2018	500	513
6.000%, 11/15/2029	2,000	2,044
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A,
Callable 11/15/2008 @ 101
5.875%, 11/15/2018	2,500	2,558
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A,
Callable 11/15/2013 @ 101
7.000%, 11/15/2033	4,000	4,388
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A,
Callable 01/01/2011 (MBIA)
5.800%, 01/01/2031	2,000	2,102
Brazos River Authority PCR-Texas Ultility Company,
Callable 04/01/2013 @ 101 (AMT)
7.700%, 04/01/2033	2,500	2,922
Brazos River Harbor District, Dow Chemical, Series A-5,
Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	2,500	2,656
Crawford Education Facilities, University of St. Thomas Project,
Callable 10/01/2012 @ 100
5.250%, 10/01/2022	1,300	1,330
5.375%, 10/01/2027	1,750	1,804
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A,
Callable 06/01/2007 @ 102 (MBIA)
5.500%, 06/01/2017	8,000	8,237
Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project,
Callable 02/01/2012 @ 101 (AMT)
6.100%, 02/01/2022	3,775	4,023
Richardson Hospital Authority, Richardson Regional Hospital,
Callable 12/01/2013 @ 100
6.000%, 12/01/2034	9,500	10,335
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A,
Callable 11/15/2016 @ 100
6.000%, 11/15/2026	1,600	1,709
Texas Water Development Board, Series A,
Callable until 07/15/2009 @ 100
5.500%, 07/15/2010	2,500	2,504
Travis County Health Facilities, Querencia Barton Creek Project,
Callable 11/15/2015 @ 100
5.500%, 11/15/2025	1,300	1,313
5.650%, 11/15/2035	1,100	1,111
		49,549
General Obligations - 2.3%
Cypress-Fairbanks Independent School District,
Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	5,000	5,308
Fort Bend Independent School District,
Escrowed to Maturity,
Callable until 02/15/2013 @ 100 (PSFG)
5.000%, 02/15/2014 (c)	500	542
Laredo Independent School District (PSFG)
6.750%, 08/01/2009	2,290	2,483
Remington Municipal Utility District #1, Series A,
Callable 09/01/2008 @ 100 (RAAI)
5.800%, 09/01/2025	1,000	1,033
Spring Branch Independent School District,
Pre-refunded 02/01/2010 @ 100 (PSFG)
5.750%, 02/01/2025 (a)	2,400	2,559
		11,925
		61,474
Utah - 0.2%
Revenue Bonds - 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC)
6.500%, 07/01/2011	365	410
Intermountain Power Agency, Utah Power Supply, Series A,
Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (c)	635	716
		1,126
Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Developement Authority, Wake Robin Corporation Project, Series A,
Callable 05/01/2016 @ 100
5.250%, 05/01/2026	1,000	1,009

Virginia - 0.2%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments,
Callable 12/01/2010 @ 102 (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,068

Washington - 3.1%
Revenue Bonds - 0.6%
Snohomish County Public Utilities District #1,
Escrowed to Maturity,
Callable until 01/01/2011 @ 100
6.750%, 01/01/2012 (c)	1,000	1,088
Washington State Public Power Supply System, Nuclear Project #3, Series A,
Callable 07/01/2007 @ 102 (FSA)
5.250%, 07/01/2016	1,000	1,030
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	749
		2,867
General Obligations - 2.5%
King County, Series F,
Callable 12/01/2007 @ 100
5.125%, 12/01/2014	5,000	5,081
Washington State Motor Vehicle Fuel Tax, Series D,
Pre-refunded 01/01/2007 @ 100 (FGIC)
5.375%, 01/01/2022 (a)	8,000	8,037
		13,118
		15,985
Wisconsin - 2.8%
Revenue Bonds - 2.8%
Amery, Apple River Hospital Project,
Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,490
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group,
Pre-refunded 11/17/2008 @ 102
5.750%, 11/15/2027 (a)	1,000	1,058
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A,
Callable 08/15/2014 @ 100
6.750%, 08/15/2034	1,000	1,087
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project,
Callable 12/01/2011 @ 100
6.000%, 12/01/2024	1,000	1,031
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B,
Callable 02/15/2012 @ 100
6.000%, 02/15/2025	3,500	3,776
Wisconsin State Health & Educational Facilities Authority, Meriter Hospital,
Pre-refunded 12/01/2006 @ 102 (MBIA)
6.000%, 12/01/2017 (a)	2,000	2,048
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A,
Callable 12/01/2011 @ 101
7.000%, 12/01/2031	2,000	2,079
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A,
Callable 04/01/2014 @ 100
6.250%, 04/01/2034	2,000	2,054
		14,623
Wyoming - 0.7%
Revenue Bonds - 0.7%
Teton County Hospital District, St. John's Medical Center,
Callable 06/01/2012 @ 101
6.750%, 12/01/2022	2,100	2,245
6.750%, 12/01/2027	1,500	1,595
		3,840
Total Municipal Bonds
(Cost $478,166)		506,161

Short-Term Investments - 1.5%	SHARES
Money Market Fund - 1.5%
First American Tax Free Obligations Fund, Class Z (e)	7,783,649	7,784
U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill	PAR
4.703%, 01/11/2007 (f)	$105	104
Total Short-Term Investments
(Cost $7,888)		7,888

Total Investments - 99.8%
(Cost $486,054)		514,049
Other Assets and Liabilities, Net - 0.2%		1,057
Total Net Assets - 100.0%		$515,106

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investment purchased on a when-issued basis was $5,640 or 1.1% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.
ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2006, the aggregate market value of securities subject to the AMT was $52,878 , which represents 10.3% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
CMI -	California Mortage Insurance Program
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MQSBLF -	Michigan Qualified School Board Loan Fund Program
PSFG -	Permanent School Fund Guarantee
RAAI -	Radian Asset Assurance Inc.

Schedule of Open Futures Contract

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Depreciation

U.S. Treasury 10 Year Note Futures	(130)	$(14,048)	December 2006	$(9)

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 32.0%
Adjustable Rate (a) - 2.8%
Federal Home Loan Mortgage Corporation Pool
5.129%, 05/01/2025, #846757	$328	$332
6.334%, 04/01/2029, #847190 (b)	2,559	2,580
6.583%, 03/01/2030, #847180 (b)	4,047	4,102
4.887%, 07/01/2030, #847240	3,803	3,857
5.261%, 06/01/2031, #846984 (b)	1,451	1,461
Federal National Mortgage Association Pool
6.675%, 08/01/2030, #555843 (b)	8,850	8,988
6.619%, 03/01/2031, #545359	1,142	1,166
6.379%, 09/01/2033, #725553 (b)	3,017	3,039
5.281%, 11/01/2034, #735054 (b)	12,645	12,442
4.867%, 09/01/2035, #745168 (b)	13,072	12,815
		50,782

Fixed Rate - 29.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	11,425	11,035
4.500%, 03/01/2018, #P10023 (b)	2,900	2,851
4.500%, 05/01/2018, #P10032 (b)	6,142	6,036
5.000%, 05/01/2018, #E96700	10,938	10,776
6.500%, 01/01/2028, #G00876	1,366	1,401
6.500%, 11/01/2028, #C00676	2,671	2,738
6.500%, 12/01/2028, #C00689	1,852	1,898
6.500%, 04/01/2029, #C00742	1,121	1,149
6.500%, 07/01/2031, #A17212 (b)	5,484	5,609
6.000%, 11/01/2033, #A15521	4,243	4,274
Federal National Mortgage Association Pool
7.750%, 06/01/2008, #001464	4	4
3.790%, 07/01/2013, #386314 (b)	25,086	23,335
5.500%, 02/01/2014, #440780 (b)	2,597	2,608
7.000%, 02/01/2015, #535206	699	720
7.000%, 08/01/2016, #591038 (b)	1,315	1,350
5.500%, 12/01/2017, #673010 (b)	4,922	4,933
5.000%, 06/01/2018, #555545 (b)	7,725	7,612
5.000%, 11/01/2018, #750989 (b)	18,719	18,445
4.500%, 01/01/2019, #755666 (b)	4,436	4,293
5.000%, 11/01/2019, #725934	3,698	3,639
5.500%, 01/01/2020, #735386 (b)	8,855	8,870
5.500%, 06/01/2020, #735792	7,513	7,526
5.000%, 02/01/2021, #745279 (b)	24,651	24,230
6.000%, 10/01/2022, #254513 (b)	4,889	4,955
5.500%, 10/01/2024, #255456 (b)	12,858	12,785
5.500%, 01/01/2025, #255575	11,145	11,082
5.500%, 02/01/2025, #255628 (b)	15,657	15,568
7.000%, 04/01/2026, #340798	545	563
7.000%, 05/01/2026, #250551	554	571
6.500%, 02/01/2029, #252255	2,236	2,291
6.500%, 12/01/2031, #254169 (b)	7,022	7,151
6.000%, 04/01/2032, #745101 (b)	12,560	12,778
7.000%, 07/01/2032, #254379	3,201	3,295
7.000%, 07/01/2032, #545813 (b)	1,452	1,495
7.000%, 07/01/2032, #545815 (b)	895	921
6.000%, 09/01/2032, #254447 (b)	5,515	5,555
6.000%, 03/01/2033, #688330 (b)	8,386	8,448
5.500%, 04/01/2033, #694605 (b)	10,491	10,365
6.500%, 05/01/2033, #555798 (b)	7,170	7,331
5.500%, 06/01/2033, #843435 (b)	7,341	7,258
5.500%, 07/01/2033, #709446 (b)	12,303	12,155
5.500%, 07/01/2033, #728667 (b)	4,685	4,629
5.500%, 08/01/2033, #733380 (b)	11,858	11,715
5.000%, 10/01/2033, #741897 (b)	13,049	12,583
5.500%, 10/01/2033, #555800 (b)	17,943	17,727
6.000%, 11/01/2033, #772130	1,008	1,015
6.000%, 11/01/2033, #772256	1,195	1,203
5.500%, 12/01/2033, #756202 (b)	8,802	8,697
6.000%, 12/01/2033, #756200	4,366	4,396
5.000%, 03/01/2034, #725205 (b)	8,345	8,047
5.000%, 03/01/2034, #725248 (b)	4,151	4,003
5.000%, 03/01/2034, #725250 (b)	7,430	7,165
5.500%, 04/01/2034, #725424 (b)	10,979	10,848
5.500%, 05/01/2034, #357571 (b)	13,844	13,665
5.000%, 06/01/2034, #782909 (b)	6,029	5,805
6.500%, 06/01/2034, #735273 (b)	10,934	11,175
5.500%, 08/01/2034, #745563 (b)	13,860	13,693
5.500%, 10/01/2034, #255411 (b)	2,501	2,468
6.000%, 10/01/2034, #781776	2,226	2,239
5.000%, 05/01/2035, #357883 (b)	18,764	18,094
6.000%, 09/01/2035, #832711	10	10
6.000%, 09/01/2035, #832773	404	406
5.500%, 03/01/2036, #865972	18,779	18,502
5.500%, 03/01/2036, #870157 (b)	18,632	18,357
6.500%, 04/01/2036, #831377 (b)	6,747	6,871
6.500%, 04/01/2036, #852909 (b)	7,134	7,265
6.500%, 07/01/2036, #831683	9,431	9,604
6.000%, 08/01/2036, #885536	7,686	7,721
6.500%, 08/01/2036, #893318	8,692	8,851
6.000%, 09/01/2036, #900555	15,925	15,998
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259	2	2
7.500%, 11/15/2030, #537699 (b)	689	717
		533,370
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $592,169)		584,152

U.S. Government & Agency Securities - 20.7%
U.S. Agency Debentures - 4.0%
Federal National Mortgage Association
3.875%, 02/15/2010 (b)	19,000	18,400
5.125%, 04/15/2011 (b)	17,350	17,503
6.125%, 03/15/2012 (b)	9,200	9,720
5.250%, 08/01/2012 (b)	28,285	28,433
		74,056
U.S. Treasuries - 16.7%
U.S. Treasury Bonds
9.000%, 11/15/2018 (b)	25,280	35,096
8.750%, 08/15/2020 (b)	6,300	8,792
6.250%, 08/15/2023 (b)	33,500	38,894
7.625%, 02/15/2025 (b)	6,055	8,088
5.500%, 08/15/2028 (b)	11,850	12,913
4.500%, 02/15/2036 (b)	6,890	6,602
U.S. Treasury Notes
4.000%, 09/30/2007 (b)	5,790	5,738
4.875%, 08/31/2008 (b)	27,020	27,095
3.375%, 11/15/2008 (b)	22,565	21,974
4.375%, 11/15/2008 (b)	14,060	13,973
4.875%, 08/15/2009 (b)	6,575	6,620
4.500%, 02/28/2011 (b)	6,855	6,829
2.375%, 04/15/2011 (b)	18,227	18,246
5.125%, 06/30/2011 (b)	51,150	52,279
5.125%, 05/15/2016 (b)	16,610	17,230
2.500%, 07/15/2016 (b)	18,372	18,739
4.875%, 08/15/2016 (b)	5,335	5,436
		304,544
Total U.S. Government & Agency Securities
(Cost $379,053)		378,600

Asset-Backed Securities - 19.4%
Automotive - 3.5%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.050%, 06/15/2010 (c)	12,811	12,586
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,295
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (c)	14,690	14,610
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3
4.770%, 01/12/2011	11,140	11,080
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,314
		63,885

Commercial - 10.8%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.930%, 05/10/2045	4,085	4,230
Bank of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,408
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (b)	10,185	10,231
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (c)	9,225	9,304
Series 2005-LP5, Class A2
4.630%, 05/10/2043	14,130	13,911
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	5,183	5,237
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,476
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	8,168	8,006
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,200	18,808
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,543
GS Mortgage Securities II
Series 2006-RR2, Class A1
5.816%, 06/23/2046 (c)	14,735	14,900
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.345%, 12/15/2044 (a)	8,635	8,593
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	19,520	18,898
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,763
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	12,465	12,674
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	21,390	20,716
		197,698

Credit Card - 1.4%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,485	11,661
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1
4.200%, 09/15/2010	14,285	14,103
		25,764

Home Equity - 0.1%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	181	180
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
6.830%, 09/25/2023 (a)	1,263	1,271
Residential Asset Securities
Series 2004-KS3, Class A2B2
5.540%, 04/25/2034 (a)	378	378
Saxon Asset Securities Trust
Series 2004-1, Class A
5.600%, 03/25/2035 (a)	793	793
		2,622

Other - 3.6%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (c)	11,480	11,190
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	8,093	8,122
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A
4.210%, 07/25/2034 (c)	177	175
Series 2005-1, Class A
4.850%, 01/25/2035 (c)	1,312	1,300
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	10,741	10,627
Series 2006-P10A, Class 1
5.408%, 02/10/2016	16,759	16,846
Series 2006-P10B, Class 1
5.681%, 08/10/2016	17,030	17,273
		65,533

Total Asset-Backed Securities
(Cost $358,704)		355,502

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 12.8%
Adjustable Rate (a) - 6.5%
Bank of America Mortgage Securities
Series 2004-G, Class 2A3
4.232%, 08/25/2034	3,032	3,018
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	12,302	12,116
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.730%, 12/19/2033	12,278	11,852
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.891%, 08/25/2036	13,260	13,287
Sequoia Mortgage Trust
Series 2004-4, Class X1
0.765%, 05/20/2034 (d)	99,318	614
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.182%, 08/25/2034	1,447	1,452
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.957%, 10/20/2035	9,895	9,874
Washington Mutual
Series 2004-AR7, Class A6
3.942%, 07/25/2034	12,035	11,669
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.799%, 02/25/2033	5,149	5,113
Series 2003-O, Class 5A1
4.802%, 01/25/2034	16,866	16,473
Series 2004-C, Class A1
4.939%, 04/25/2034	18,025	17,585
Series 2004-N, Class A3
4.099%, 08/25/2034	15,737	15,577
Series 2004-EE, Class B1
3.988%, 12/25/2034	9	9
		118,639

Fixed Rate - 6.3%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	18,960	18,283
Bank of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,237
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	7,735	7,597
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	5,481	5,374
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	6,219	6,206
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	8,936	9,034
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	7,385	7,403
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	4,259	4,293
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	9,351	9,240
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.207%, 11/25/2034	7,446	7,490
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	8,451	8,795
Series 2004-SL4, Class A3
6.500%, 07/25/2032	4,127	4,199
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	11,448	11,387
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	9,209	8,910
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	73	73
		115,521
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $236,379)		234,160

Corporate Bonds - 11.2%
Banking - 0.5%
First National Bank of Chicago
8.080%, 01/05/2018	1,388	1,575
J.P. Morgan Chase
5.150%, 10/01/2015	5,660	5,521
J.P. Morgan Chase Capital XX
Series T
6.550%, 09/29/2036 (b)	2,990	3,016
		10,112

Basic Industry - 1.1%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,917
Falconbridge
7.350%, 06/05/2012	5,135	5,540
Southern Copper
7.500%, 07/27/2035 (b)	5,655	5,919
Teck Cominco Limited
6.125%, 10/01/2035	2,975	2,858
Vale Overseas
6.250%, 01/11/2016	2,485	2,466
		19,700

Brokerage - 1.0%
Merrill Lynch
6.050%, 05/16/2016	9,170	9,482
Morgan Stanley
5.375%, 10/15/2015 (b)	8,270	8,166
		17,648

Capital Goods - 0.4%
Hutchison Whampoa International
7.450%, 11/24/2033 (c)	3,900	4,420
Siemens Financiering
6.125%, 08/17/2026 (c)	3,225	3,307
		7,727

Communications - 2.2%
Comcast
7.050%, 03/15/2033 (b)	6,900	7,389
News America Holdings
7.700%, 10/30/2025	4,015	4,441
Sprint Capital
8.750%, 03/15/2032	3,820	4,658
Telecom Italia Capital
4.000%, 11/15/2008	5,765	5,592
Time Warner Entertainment
8.375%, 07/15/2033	7,140	8,421
Verizon Communications
5.850%, 09/15/2035	4,565	4,301
Verizon Global Funding
7.750%, 12/01/2030	4,275	4,901
		39,703

Consumer Cyclical - 0.2%
DaimlerChrysler
4.875%, 06/15/2010	3,735	3,629
Duty Free International
7.000%, 01/15/2004 (e) (f)	2,191	438
		4,067

Consumer Non Cyclical - 0.3%
Kroger
6.750%, 04/15/2012	5,270	5,540

Electric - 1.7%
Florida Power & Light
5.650%, 02/01/2037	4,160	4,108
MidAmerican Energy Holdings
5.875%, 10/01/2012	8,845	9,006
National Grid
6.300%, 08/01/2016	3,465	3,595
Ohio Power
Series K
6.000%, 06/01/2016	4,100	4,211
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	5,632
Pacific Gas & Electric
6.050%, 03/01/2034 (b)	4,650	4,677
		31,229

Energy - 1.2%
Gazprom International
7.201%, 02/01/2020 (c)	5,170	5,429
Nexen
5.875%, 03/10/2035	4,140	3,947
Petro-Canada
5.350%, 07/15/2033	3,310	2,907
Tengizcheveroil Finance
6.124%, 11/15/2014 (c)	4,655	4,608
XTO Energy
6.100%, 04/01/2036 (b)	5,430	5,371
		22,262

Finance - 1.0%
American General Finance
3.875%, 10/01/2009	7,545	7,292
Capital One Financial	3,520	3,562
6.150%, 09/01/2016
ILFC E-Capital Trust II
Callable 12/21/2015 @ 100
6.250%, 12/21/2065 (a) (b) (c)	6,885	6,883
		17,737

Insurance - 0.7%
Liberty Mutual Group
6.500%, 03/15/2035 (c)	5,000	4,770
Marsh & McLennan
5.750%, 09/15/2015	7,660	7,513
		12,283

Real Estate Investment Trust - 0.6%
Health Care Properties
Series MTN
6.300%, 09/15/2016	4,760	4,792
Prologis 2006
5.750%, 04/01/2016	6,835	6,852
		11,644

Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 (b)	3,835	3,789

Technology - 0.1%
Chartered Semiconductor
6.375%, 08/03/2015 (b)	1,715	1,707
Total Corporate Bonds
(Cost $205,004)		205,148

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.8%
Fixed Rate - 2.7%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	9,844	9,625
Series 6, Class C
9.050%, 06/15/2019	33	33
Series 1022, Class J
6.000%, 12/15/2020	47	47
Series 162, Class F
7.000%, 05/15/2021	135	134
Series 188, Class H
7.000%, 09/15/2021	319	318
Series 1790, Class A
7.000%, 04/15/2022	112	114
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,762
Federal National Mortgage Association
Series 1998-M1, Class A2
6.250%, 01/25/2008	1,369	1,375
Series 1988-24, Class G
7.000%, 10/25/2018	67	70
Series 1989-24, Class H
9.000%, 07/25/2019	61	66
Series 1989-90, Class E
8.700%, 12/25/2019	10	11
Series 1990-30, Class E
6.500%, 03/25/2020	38	39
Series 1990-61, Class H
7.000%, 06/25/2020	46	48
Series 1990-72, Class B
9.000%, 07/25/2020	38	42
Series 1990-102, Class J
6.500%, 08/25/2020	47	48
Series 1990-105, Class J
6.500%, 09/25/2020	460	473
Series 1991-56, Class M
6.750%, 06/25/2021	182	185
Series 1992-120, Class C
6.500%, 07/25/2022	70	72
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	18,520	18,242
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	13,670	13,457
		49,161

Z-Bonds (g) - 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	68	68
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	330	340
Series 1996-35, Class Z
7.000%, 07/25/2026	1,456	1,490
		1,898
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $51,709)		51,059

Short-Term Investments - 0.5%
Money Market Fund - 0.4%	SHARES
First American Prime Obligations Fund, Class Z (h)	7,276,358	7,276
U.S. Treasury Obligations - 0.1%	PAR
U.S. Treasury Bills
5.005%, 11/02/2006 (i)	$1,500	1,493
4.654%, 12/07/2006 (i)	375	372
		1,865
Total Short-Term Investments
(Cost $9,141)		9,141
Investments Purchased with Proceeds from Securities Lending (j) - 49.7%
(Cost $908,864)		908,864
Total Investments- 149.1%
(Cost $2,741,023)		2,726,626
Other Assets and Liabilities, Net - (49.1)%		(897,722)
Total Net Assets - 100.0%		$1,828,904

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held fair valued securities disclosed in footnote (e).
(a)	Variable Rate Security - The rate shown is the rate in effect at September 30, 2006.
(b)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a value of $887,021 at
September 30, 2006.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities
Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of September 30, 2006, the value of these investments was $101,604 or 5.6% of total net assets.
(d)	Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow)
rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of September 30, 2006.
(e)	Security is fair valued and illiquid. As of September 30, 2006, the value of this investment was $438 or 0.0% of total net assets.
(f)	Security in default at September 30, 2006.
(g)	Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(i)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of September 30, 2006.
(j)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
As of September 30, 2006, cash collateral was invested as follows:
Commercial Paper	$ 200,410
Corporate Obligations	252,049
Repurchase Agreements	439,670
Other Short-Term Securities	16,735
Total	$ 908,864

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation/
Description		(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures		256	$ 52,352	December 2006	$ 151
U.S. Treasury 5 Year Note Futures		(202)	21,314	December 2006	(151)
U.S. Treasury 10 Year Note Futures		(695)	75,103	December 2006	(1,042)
U.S. Treasury Long Bond Futures		224	25,179	December 2006	471
					$ (571)

Interest Rate Swap Agreements

	Floating
	Rate	Pay/Receive		Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	Appreciation

UBS	3-Month
	LIBOR	Receive	5.050%	09/27/2008	$ 48,000	$ 61

Schedule of Investments September 30, 2006 (unaudited), all dollars rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	VALUE +

High Yield Corporate Bonds - 88.3%
Basic Industry - 13.1%
AK Steel,
Callable 06/15/2007 @ 103.88
7.750%, 06/15/2012	$1,000	$974
Allegheny Technologies
8.375%, 12/15/2011	1,000	1,052
Basell AF SCAl,
Callable 08/15/2010 @ 104.19
8.375%, 08/15/2015 (a) (b) (c)	1,250	1,241
Crystal U.S. Holdings, Series B,
0.000% through 10/01/2009 thereafter 10.500%
10/01/2014	2,000	1,622
Domtar
7.125%, 08/15/2015 (a) (c)	1,500	1,395
Drummond,
Callable 02/15/2011 @ 103.69
7.375%, 02/15/2016 (b)	1,000	940
Equistar Chemicals,
Callable 05/01/2007 @ 105.31
10.625%, 05/01/2011 (c)	2,000	2,145
FMG Finance
10.000%, 09/01/2013 (a) (b)	1,000	950
Hexion,
Callable 07/15/2009 @ 104.50
9.000%, 07/15/2014	1,000	1,020
IMC Global
Series B
10.875%, 06/01/2008	1,000	1,066
Ineos Group Holdings,
Callable 02/15/2011 @ 104.25
8.500%, 02/15/2016 (a) (b) (c)	1,000	952
James River Coal,
Callable 06/01/2009 @ 104.69
9.375%, 06/01/2012 (c)	1,000	900
LPG International
7.250%, 12/20/2015 (a)	1,000	987
Lyondell Chemical,
Callable 09/15/2010 @ 104
8.000%, 09/15/2014	1,250	1,266
Massey Energy,
Callable 12/15/2009 @ 103.44
6.875%, 12/15/2013	1,000	905
Mercer International,
Callable 02/15/2009 @ 104.63
9.250%, 02/15/2013 (a)	1,500	1,367
Millar Western Forest,
Callable 11/15/2008 @ 103.88
7.750%, 11/15/2013 (a)	1,000	830
Neenah Paper,
Callable 11/15/2009 @ 103.69
7.375%, 11/15/2014	1,500	1,406
Newark Group,
Callable 03/15/2009 @ 104.88
9.750%, 03/15/2014	1,300	1,261
Peabody Energy,
Series B
Callable 03/15/2008 @ 103.44
6.875%, 03/15/2013	1,500	1,477
PNA Group,
Callable 09/01/2011 @ 105.38
10.750%, 09/01/2016 (b)	500	514
Rhodia
10.250%, 06/01/2010 (a)	1,000	1,120
Rock-Tenn
8.200%, 08/15/2011	750	780
Ryerson,
Callable 12/15/2008 @ 104.13
8.250%, 12/15/2011	1,000	990
Sappi Papier Holding
7.500%, 06/15/2032 (a) (b)	750	636
Sino Forest
9.125%, 08/17/2011 (a) (b)	1,000	1,038
Stone Container,
Callable 07/01/2007 @ 104.19
8.375%, 07/01/2012 (c)	2,000	1,920
Vedanta Resources
6.625%, 02/22/2010 (a) (b)	1,000	974
Verso Paper Holdings,
Callable 08/01/2010 @ 104.56
9.125%, 08/01/2014 (b)	1,000	1,006
Witco
6.875%, 02/01/2026	1,500	1,346
		34,080

Brokerage - 0.6%
E*Trade Financial,
Callable 06/15/2008 @ 104
8.000%, 06/15/2011	1,500	1,553

Building Materials - 0.2%
Ply Gem Industries,
Callable 02/15/2008 @ 104.50
9.000%, 02/15/2012	500	399

Capital Goods - 6.3%
Allied Waste North America
Series B
5.750%, 02/15/2011	1,000	959
Allied Waste North America,
Callable 02/15/2009 @ 103.06
6.125%, 02/15/2014	1,000	932
Allied Waste North America,
Series B
Callable 05/15/2011 @ 103.56
7.125%, 05/15/2016	1,000	986
Bombardier
6.750%, 05/01/2012 (a) (b)	1,000	952
Case New Holland
7.250%, 01/15/2016	1,000	1,009
Callable 08/01/2007 @ 104.62
9.250%, 08/01/2011	1,000	1,060
Chart Industries,
Callable 10/15/2010 @ 104.56
9.125%, 10/15/2015 (b)	1,850	1,915
Crown Cork & Seal
7.375%, 12/15/2026	1,000	910
DRS Technologies,
Callable 02/01/2011 @ 103.81
7.625%, 02/01/2018 (c)	1,000	1,015
L-3 Communications,
Callable 01/15/2010 @ 102.94
5.875%, 01/15/2015	1,000	950
Mid America Waste Systems
12.250%, 02/15/2020 (d) (e) (f) (g)	250	-
Nortek,
Callable 09/01/2009 @ 104.25
8.500%, 09/01/2014	500	472
Owens-Brockway Glass Container,
Callable until 02/14/2007 @ 104.44
8.875%, 02/15/2009	1,000	1,028
Owens-Illinois
8.100%, 05/15/2007 (c)	1,000	1,010
RBS Global & Rexnord,
Callable 08/01/2010 @ 104.75
9.500%, 08/01/2014 (b)	1,000	1,015
Sequa
9.000%, 08/01/2009	1,000	1,061
TFS Acquisition,
Callable 08/01/2010 @ 106.50
12.980%, 08/01/2014 (b) (h)	1,000	998
		16,272

Communications - 12.6%
Adelphia Communications
7.875%, 05/01/2009 (d) (e)	1,500	911
C & M Finance,
Callable 02/01/2011 @ 104.05
8.100%, 02/01/2016 (a) (b)	1,000	980
CCH,
Callable 09/15/2008 @ 105.12
10.250%, 09/15/2010	1,000	1,020
CCO Holdings,
Callable 12/15/2006 @ 102
9.515%, 12/15/2010 (h)	1,000	1,022
Charter Communications Holdings
8.000%, 04/30/2012 (b)	2,000	2,015
Citizens Communications
9.000%, 08/15/2031	500	536
CSC Holdings
7.875%, 02/15/2018	500	519
Series B
7.625%, 04/01/2011	1,000	1,026
Dex Media West,
Callable 08/15/2008 @ 104.94
9.875%, 08/15/2013	500	540
Echostar
6.625%, 10/01/2014	2,000	1,902
7.000%, 10/01/2013 (b)	800	761
Excelcomindo Finance,
Callable 01/18/2010 @ 103.56
7.125%, 01/18/2013 (a) (b)	1,000	992
Horizon PCS,
Callable 07/15/2008 @ 105.69
11.375%, 07/15/2012	900	1,010
Houghton Mifflin,
Callable 10/15/2008 @105.75,
0.000% through 10/15/2008 thereafter 11.500%
10/15/2013	1,000	872
Insight Midwest,
Callable until 10/31/2006 @ 105.25
10.500%, 11/01/2010	500	518
Intelsat Bermuda,
Callable until 07/14/2007 @ 101
10.484%, 01/15/2012 (a) (h)	1,000	1,014
Level 3 Financing,
Callable 03/15/2010 @ 106.12
12.250%, 03/15/2013 (c)	1,250	1,394
Nextel Partners,
Callable 07/01/2007 @ 104.06
8.125%, 07/01/2011	1,000	1,050
Panamsat,
Callable 08/15/2009 @ 104.50
9.000%, 08/15/2014	649	670
Callable 06/15/2011 @ 104.50
9.000%, 06/15/2016 (b)	2,000	2,060
Quebecor Media,
Callable 03/15/2011 @ 103.88
7.750%, 03/15/2016 (a)	1,000	1,001
Qwest
8.875%, 03/15/2012	2,000	2,183
Qwest Capital Funding
7.000%, 08/03/2009	2,000	2,010
Qwest,
Callable until 06/14/2007 @ 102.35
7.500%, 06/15/2023 (c)	1,000	990
R.H. Donnelley,
Series A-3
Callable 01/15/2011 @ 104.44
8.875%, 01/15/2016	1,500	1,504
Rogers Wireless
6.375%, 03/01/2014 (a)	1,000	996
Sirius Satellite Radio,
Callable 09/01/2009 @ 104.81
9.625%, 08/01/2013 (c)	500	489
Time Warner Telecommunications Holdings,
Callable 02/15/2009 @ 104.62
9.250%, 02/15/2014 (c)	1,000	1,053
Vimpelcom
8.250%, 05/23/2016 (a) (b)	1,500	1,523
		32,561

Consumer Cyclical - 19.8%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,444
AMC Entertainment,
Callable 03/01/2009 @ 104
8.000%, 03/01/2014	1,000	940
Arvinmeritor
8.750%, 03/01/2012 (c)	1,000	957
Autonation,
Callable 04/15/2009 @ 105.25
7.000%, 04/15/2014 (b)	1,500	1,496
Bally Total Fitness,
Callable 07/15/2007 @ 105.25
10.500%, 07/15/2011 (c)	1,000	967
Beazer Homes USA,
Callable 04/15/2007 @ 104.19
8.375%, 04/15/2012	1,000	995
Blockbuster,
Callable 09/01/2008 @ 104.50
9.000%, 09/01/2012 (c)	1,000	917
Bon-Ton Department Stores,
Callable 03/15/2010 @ 105.13
10.250%, 03/15/2014 (c)	1,000	972
Brookstone,
Callable 10/15/2009 @ 106
12.000%, 10/15/2012	500	455
Chaoda Modern Agriculture
7.750%, 02/08/2010 (a) (b) (c)	1,000	963
Ford Motor
7.450%, 07/16/2031 (c)	2,500	1,931
Ford Motor Credit
5.800%, 01/12/2009	2,000	1,904
9.875%, 08/10/2011	1,000	1,035
7.000%, 10/01/2013 (c)	1,000	928
French Lick Resorts & Casino,
Callable 04/15/2010 @ 105.38
10.750%, 04/15/2014 (b)	1,250	1,134
Galaxy Entertainment,
Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012 (a) (b) (c)	500	523
General Motors
6.375%, 05/01/2008 (c)	1,000	967
8.250%, 07/15/2023	1,500	1,299
General Motors Acceptance
6.750%, 12/01/2014 (c)	2,000	1,953
8.000%, 11/01/2031	1,000	1,046
Glenoit,
11.000%, 04/15/2007 (d) (e) (f) (g)	100	-
Goodyear Tire & Rubber
7.857%, 08/15/2011 (c)	500	486
IMAX,
Callable 12/01/2007 @ 104.81
9.625%, 12/01/2010 (a) (c)	1,000	953
Interpublic Group
7.250%, 08/15/2011	1,000	960
K Hovnanian Enterprises
6.250%, 01/15/2016	1,250	1,100
7.500%, 05/15/2016	500	467
Landrys Restaurants,
Callable 12/15/2009 @ 103.75
7.500%, 12/15/2014	1,000	958
Levi Strauss & Co.,
Callable 01/15/2008 @ 104.88
9.750%, 01/15/2015 (c)	1,500	1,556
Libbey Glass,
Callable 06/01/2008 @ 107.50
12.436%, 06/01/2011 (b) (h)	800	832
Linens 'N Things,
Callable 01/15/2008 @ 102
11.132%, 01/15/2014 (b) (c) (h)	1,000	965
Lippo Karwaci Finance,
Callable 03/09/2009 @ 104.44
8.875%, 03/09/2011 (a)	1,000	959
M/I Homes
6.875%, 04/01/2012	500	431
Majestic Star,
Callable 10/15/2008 @ 104.88
9.750%, 01/15/2011	1,000	974
MGM Mirage
8.375%, 02/01/2011 (c)	2,000	2,085
6.875%, 04/01/2016	1,000	965
Mohegan Tribal Gaming,
Callable 02/15/2010 @ 103.44
6.875%, 02/15/2015	750	731
Neiman Marcus Group,
Callable 10/15/2010 @ 105.19
10.375%, 10/15/2015 (c)	1,000	1,080
NPC,
Callable 05/01/2010 @ 104.75
9.500%, 05/01/2014 (b)	750	739
Oxford Industries,
Callable 06/01/2007 @ 104.44
8.875%, 06/01/2011	1,055	1,076
The Restaurant Company,
Callable 10/01/2009 @ 105
10.000%, 10/01/2013	500	462
Rite Aid,
Callable 02/15/2007 @ 104.75
9.500%, 02/15/2011	1,500	1,551
Service Corporation International
7.700%, 04/15/2009	1,000	1,053
7.375%, 10/01/2014 (b)	750	755
Six Flags,
Callable 04/15/2008 @ 104.88
9.750%, 04/15/2013 (c)	1,000	900
Sonat
7.000%, 02/01/2018	1,500	1,455
Standard Pacific
7.000%, 08/15/2015 (c)	500	450
Tenneco Automotive,
Callable 11/15/2009 @ 104.31
8.625%, 11/15/2014 (c)	1,000	988
Trump Entertainment Resorts,
Callable 06/01/2010 @ 104.25
8.500%, 06/01/2015 (c)	1,000	956
Visteon
7.000%, 03/10/2014	500	448
Warnaco,
Callable 06/15/2008 @ 104.44
8.875%, 06/15/2013	1,150	1,190
Wynn Las Vegas,
Callable 12/01/2009 @ 103.31
6.625%, 12/01/2014 (c)	1,000	970
		51,321

Consumer Non Cyclical - 5.6%
Albertson's
8.700%, 05/01/2030	1,000	1,008
Delhaize America
9.000%, 04/15/2031	1,000	1,172
HCA Columbia Healthcare
8.750%, 09/01/2010	2,000	2,020
Healthsouth,
Callable 06/15/2011 @ 105.38
10.750%, 06/15/2016 (b) (c)	1,000	1,021
National Mentor Holdings,
Callable 07/01/2010 @ 105.62
11.250%, 07/01/2014 (b)	1,000	1,040
Omnicare,
Callable 06/01/2008 @ 103.06
6.125%, 06/01/2013	1,250	1,181
Reynolds American
6.500%, 07/15/2010 (b)	1,000	1,009
7.625%, 06/01/2016 (b)	1,000	1,037
Stater Brothers Holdings,
Callable 06/15/2008 @ 104.06
8.125%, 06/15/2012 (c)	1,000	1,005
Swift & Co.,
Callable 10/01/2006 @ 106.25
12.500%, 01/01/2010	750	763
Tenet Healthcare
9.250%, 02/01/2015 (c)	3,500	3,369
		14,625

Electric - 9.6%
AES
9.500%, 06/01/2009	3,000	3,202
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	1,105
Allegheny Energy Supply
7.800%, 03/15/2011	1,155	1,233
Aquila
14.875%, 07/01/2012	1,000	1,312
Ava Capital Trust III,
Callable 04/01/2009 @ 100
6.500%, 04/01/2034 (h)	2,000	1,999
CMS Energy
8.500%, 04/15/2011 (c)	2,000	2,160
Dynegy Holdings
8.375%, 05/01/2016	500	509
Dynegy-Roseton Danskamme
Series B
7.670%, 11/08/2016	2,000	2,040
Edison Mission Energy
7.500%, 06/15/2013 (b)	1,000	1,010
Mirant Americas Generation
9.125%, 05/01/2031 (c)	1,000	1,017
Mission Energy Holdings
13.500%, 07/15/2008	2,750	3,070
NRG Energy,
Callable 02/01/2011 @ 103.69
7.375%, 02/01/2016	1,000	994
Reliant Energy,
Callable 07/15/2008 @ 104.75
9.500%, 07/15/2013	750	778
Sierra Pacific Resources,
Callable 03/15/2009 @ 104.31
8.625%, 03/15/2014	1,500	1,620
TXU
4.800%, 11/15/2009	1,000	975
5.550%, 11/15/2014	1,000	945
Utilicorp Canada Finance
7.750%, 06/15/2011 (a)	1,000	1,050
		25,019

Energy - 5.8%
Allis-Chalmers Energy,
Callable 01/15/2010 @104.50
9.000%, 01/15/2014 (b)	1,500	1,504
Baytex Energy,
Callable 07/15/2007 @ 104.81
9.625%, 07/15/2010 (a)	1,250	1,303
Bluewater Finance,
Callable 02/15/2007 @ 105.13
10.250%, 02/15/2012 (a)	1,000	1,012
Chesapeake Energy,
Callable 06/15/2009 @ 103.75
7.500%, 06/15/2014	2,000	2,023
Callable 08/15/2009 @ 103.50
7.000%, 08/15/2014	1,000	989
Encore Acquisition,
Callable 04/15/2009 @ 103.13
6.250%, 04/15/2014	1,000	935
Ocean Rig ASA
9.481%, 04/04/2011 (a) (h)	1,000	995
Range Resources,
Callable 07/15/2008 @ 103.69
7.375%, 07/15/2013	1,000	1,005
Tesoro,
Callable 11/01/2010 @ 103.31
6.625%, 11/01/2015 (b)	2,000	1,925
Verasun Energy,
Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012	1,500	1,568
Whiting Petroleum
7.000%, 02/01/2014	1,000	975
Callable 05/01/2009 @ 103.63
7.250%, 05/01/2013	950	931
		15,165

Finance - 0.6%
Finova Group
7.500%, 11/15/2009	510	143
Gazprombank
6.500%, 09/23/2015	1,500	1,460
		1,603

Insurance - 0.6%
Unumprovident Finance
6.850%, 11/15/2015 (a) (b)	1,500	1,539

Miscellaneous - 1.5%
Dow Jones
Series 5-T2,
7.250%, 12/29/2010 (b)	3,902	3,948

Natural Gas - 3.9%
El Paso
6.375%, 02/01/2009	1,000	997
Enterprise Products,
Callable 08/01/2016 @ 100
8.375%, 08/01/2066 (h)	1,800	1,895
Semgroup,
Callable 11/15/2010 @ 104.38
8.750%, 11/15/2015 (b)	1,500	1,513
Targa Resources,
Callable 11/01/2009 @ 104.25
8.500%, 11/01/2013 (b)	1,000	998
Tennessee Gas Pipeline
7.500%, 04/01/2017 (c)	1,500	1,580
Williams
6.375%, 10/01/2010 (b)	1,000	995
Williams Partners
7.500%, 06/15/2011 (b)	2,000	2,005
		9,983

Real Estate Investment Trust - 0.6%
Senior Housing Trust
8.625%, 01/15/2012	1,350	1,450

Sovereigns (a) - 1.0%
Federal Republic of Brazil
10.250%, 06/17/2013	350	427
Republic of Panama
7.125%, 01/29/2026	500	524
Republic of Uruguay
8.000%, 11/18/2022	750	791
Republic of Venezuela
9.250%, 09/15/2027	800	980
		2,722

Technology - 2.3%
Avago Technologies,
Callable 12/01/2009 @ 105.06
10.125%, 12/01/2013 (a) (b)	500	530
Avnet
9.750%, 02/15/2008	1,000	1,056
Freescale Semiconductor,
Callable 07/15/2008 @ 103.44
6.875%, 07/15/2011 (c)	1,000	1,052
Magnachip Semiconductor,
Callable 12/15/2009 @ 104
8.000%, 12/15/2014 (a) (c)	1,000	607
Seagate Technology
6.800%, 10/01/2016 (a) (c)	1,000	995
Spansion,
Callable 01/15/2011 @ 105.62
11.250%, 01/15/2016 (b)	500	524
Xerox
7.200%, 04/01/2016	1,000	1,050
		5,814

Transportation - 4.2%
American Airlines
Series 2001-1,
7.379%, 11/23/2017	1,020	918
Avis Budget Car Rental,
Callable 05/15/2010 @ 103.81
7.625%, 05/15/2014 (b)	500	485
Avis Budget Car Rental,
Callable 05/15/2011 @ 103.88
7.750%, 05/15/2016 (b)	500	484
Continental Airlines
Series 2001-1, Class B
7.033%, 12/15/2012	388	379
Series RJ03,
7.875%, 01/02/2020	807	797
Series 99-2,
7.566%, 09/15/2021	1,711	1,707
Delta Air Lines
7.900%, 12/15/2009 (c) (e)	1,000	285
Series 2000-1,
7.920%, 05/18/2012 (c) (e)	1,000	965
Hertz,
Callable 01/01/2010 @ 104.44
8.875%, 01/01/2014 (b)	1,750	1,833
Northwest Airlines
10.000%, 02/01/2009 (d) (e)	1,000	537
Quality Distribution,
Callable 11/15/2007 @ 104.50
9.000%, 11/15/2010	500	479
United Airlines
Series 2000-2,
7.811%, 04/01/2011 (d) (e)	1,964	2,101
		10,970
Total High Yield Corporate Bonds
(Cost $229,675)		229,024

Closed-End Funds - 2.2%	SHARES
Aberdeen Asia-Pacific Income Fund (c)	185,000	1,119
Eaton Vance Floating-Rate Income Trust	90,000	1,648
Evergreen Managed Income Fund (c)	60,000	1,006
Pioneer Floating Rate Trust (c)	87,500	1,682
Van Kampen Senior Income Trust (c)	30,000	255
Total Closed-End Funds
(Cost $5,580)		5,710

Asset-Backed Securities - 2.9%	PAR
Commercial - 2.9%
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	$4,000	3,909
GS Mortgage Securities Corporation II
Series 2004-GG2, Class A4
4.964%, 08/10/2038	3,500	3,467
		7,376
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 (f)	10	10
Total Asset-Backed Securities
(Cost $7,458)		7,386

High Grade Corporate Bonds - 1.7%	PAR
Basic Industry - 1.0%
Glencore Funding
6.000%, 04/15/2014 (b)	1,000	961
Southern Copper
7.500%, 07/27/2035 (a) (c)	1,000	1,047
Westvaco
7.950%, 02/15/2031	500	551
		2,559
Communications - 0.3%
Alamosa Delaware,
Callable 07/31/2007 @ 105.50
11.000%, 07/31/2010	650	710

Insurance - 0.4%
Ohio Casualty
7.300%, 06/15/2014	1,000	1,062

Total High Grade Corporate Bonds
(Cost $4,182)		4,331

Convertible Securities - 1.3%
Basic Industry - 0.2%
Coeur d'Alene Mines,
Callable 01/18/2011 @ 100
1.250%, 01/15/2024	500	465

Electric - 0.1%
NRG Energy,
5.75%, 3/16/2009	2,000	470

Insurance - 0.3%
Fairfax Financial Holdings,
Callable 07/15/2008 @ 100
5.000%, 07/15/2023 (a) (c)	750	707

Technology - 0.7%
Gateway
1.500%, 12/31/2009	500	421
Nortel Networks,
Callable until 08/31/2007 @ 100.71
4.250%, 09/01/2008 (a)	1,500	1,433
		1854
Total Convertible Securities
(Cost $3,492)		3,496

Preferred Stocks - 1.1%	SHARES
Pegasus Communications, Fractional Shares (d) (f) (g)	15,109	-
Freeport-McMoran Copper & Gold,
5.500%, 12/31/2049	500	628
Homebanc,
Series A
Callable 03/31/2011 @ 25	20,000	505
iStar Financial,
Series G
Callable 12/19/2008 @ 25	20,000	503
NorthStar Realty Finance,
Series A
Callable 09/14/2011 @ 25	20,000	509
Rural Cellular,
Series B
Callable until 05/14/2007 @1,014.22 (PIK)	500	608
Total Preferred Stocks
(Cost $2,693)		2,753

Common Stocks - 1.1%	SHARES
Communications - 0.0%
Sullivan Broadcast Holdings, Escrow Shares (d) (e) (f) (g)	400	-

Energy - 0.8%
Canetic Resources Trust (a)	35,000	596
Harvest Energy Trust (c)	25,000	679
Penn West Energy Trust (c)	15,000	551
PrimeWest Energy Trust (c)	7,500	185
		2,011
Financials - 0.1%
iStar Financial	10,000	417

Real Estate Investment Trust - 0.2%
NorthStar Realty Finance	35,000	444
Total Common Stocks
(Cost $3,095)		2,872

Short-Term Investments - 0.7%	SHARES
Money Market Fund - 0.7%
First American Prime Obligations Fund, Class Z (i)	1,750,679	1,751

U.S. Treasury Obligation - 0.0%	PAR
U.S. Treasury Bill
4.654%, 12/07/2006 (j)	$110	109
Total Short-Term Investments
(Cost $1,860)		1,860

Investmests purchased with proceeds from Securities Lending (k) - 17.8%
(Cost $46,106)		46,106
Total Investments - 117.1%
(Cost $304,141)		303,538
Other Assets and Liabilities, Net - (17.1)%		(44,255)

Total Net Assets - 100%		$259,283

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held fair valued securities disclosed in footnote (g).
(a)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On September 30, 2006, the value of these investments was $36,882 which represents 14.2% of total net assets.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of September 30, 2006, the value of these investments was $53,499 or 20.6% of total net assets.
(c)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a value of $44,825 at September 30, 2006.
(d)	Non-income producing security
(e)	Security in default at September 30, 2006.
(f)	Security considered illiquid. As of September 30, 2006, the value of these investments was $10 or 0.0% of total net assets.
(g)	Security is fair valued. As of September 30, 2006, the fair value of these investments was $0 or 0.0% of total net assets
(h)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006.
(i)	Investment in affiliated security.This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of September 30, 2006.
(k)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
As of September 30, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 10,167
	Corporate Obligations	12,786
	Repurchase Agreements	22,304
	Other Short-Term Securities	849
	Total	$ 46,106

PIK -	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	(113)	$(23,109)	December 2006	$ 8
U.S. Treasury 5 Year Note Futures	140	14,772	December 2006	102
U.S. Treasury 10 Year Note Futures	(228)	(24,638)	December 2006	(267)
U.S. Treasury Long Bond Futures	45	5,058	December 2006	85
				$ (72)

Credit Default Swap Agreements

	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	Dow Jones CDX
	HY6 Index	Sell	3.450%	6/20/2011	$ 7,500	$ (87)

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund

DESCRIPTION	PAR	VALUE +

U.S. Government & Agency Securities - 91.5%
Inflation Protected U.S. Treasuries (a) -91.5%
U.S. Treasury Bonds
2.375%, 01/15/2025	$36,163	$36,745
2.000%, 01/15/2026	27,142	26,031
3.625%, 04/15/2028 (b)	20,318	25,179
3.875%, 04/15/2029 (b)	15,627	20,191
U.S. Treasury Notes
3.375%, 01/15/2007 (b)	6,036	5,984
3.625%, 01/15/2008	23,490	23,678
3.875%, 01/15/2009	20,100	20,677
4.250%, 01/15/2010	7,498	7,931
0.875%, 04/15/2010 (b)	29,537	27,990
3.500%, 01/15/2011	7,336	7,684
2.375%, 04/15/2011 (b)	13,173	13,187
3.000%, 07/15/2012 (b)	3,735	3,875
1.875%, 07/15/2013	6,481	6,313
2.000%, 01/15/2014	9,113	8,939
2.000%, 07/15/2014 (b)	14,762	14,468
1.625%, 01/15/2015 (b)	19,848	18,879
1.875%, 07/15/2015 (b)	15,535	15,042
2.000%, 01/15/2016 (b)	24,554	23,990
2.500%, 07/15/2016	21,159	21,582
Total U.S. Government & Agency Securities
(Cost $334,503)		328,365

Corporate Bonds - 3.7%
Banking - 1.1%
HSBC Finance
6.130%, 06/10/2011 (c)	1,900	1,836
SLM
Series MTN, Class A
5.599%, 02/01/2010 (c)	2,400	2,294
		4,130
Basic Industry - 0.3%
Southern Copper
7.50%, 07/27/2035 (b)	950	994

Brokerage - 0.4%
Merrill Lynch
5.480%, 03/02/2009 (c)	1,550	1,505

Foreign Agency - 0.5%
KFW
Series MTN
6.169%, 03/03/2008 (c)	1,900	1,870

Insurance - 0.8%
Jackson National Life Fund
Series MTN
6.640%, 05/01/2014 (c)	1,900	1,828
Protective Life Secured Trust
6.080%, 07/10/2012 (c)	1,000	963
		2,791

Sovereigns (e) - 0.5%
Federal Republic of Brazil,
Callable 08/17/2015 @ 100
11.000%, 08/17/2040 (b)	600	782
Republic of Venezuela
9.250%, 09/15/2027	835	1,022
		1,804
Total Corporate Bonds
(Cost $13,046)		13,420

Asset-Backed Securities - 2.6%
Commercial - 2.2%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.930%, 05/10/2045 (c)	4,590	4,753
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	255	257
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,955
GS Mortgage Securities II
Series 2003-C1, Class A2A
3.590%, 01/10/2040	500	490
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	500	508
		7,963
Other - 0.4%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	1,330	1,335
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	162	160
		1,495
Total Asset-Backed Securities
(Cost $9,444)		9,458

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 0.3%
Fixed Rate - 0.3%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA,
4.000%, 03/15/2011	343	336
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855	733	708
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $1,077)		1,044

Municipal Bond - 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B,
Callable 09/01/2010 @ 100
6.950%, 09/01/2016
(Cost $1,000)	1000	1,025

Convertible Security - 0.1%
Basic Industry - 0.1%
Coeur d'Alene Mines,
Callable 01/18/2011 @ 100
1.25%, 01/15/2024
(Cost $346)	350	326

Options Purchased - 0.0%
Call Option Purchased - 0.0%
Japanese Yen Currency Futures, December 2006 Futures Call
Futures Call, Expires 12/08/2006
Exercise Price $87.50
(Cost $42)	72	37

Short-Term Investments - 0.5%	SHARES
Money Market Fund - 0.3%
First American Prime Obligations Fund, Class Z (f)	964,870	965

U.S. Treasury Obligation - 0.2%	PAR
U.S. Treasury Bill
4.654%, 12/07/2006 (g)	$650	644
Total Short-Term Investments
(Cost $1,609)		1,609

Investments Purchased with Proceeds from Securities Lending (h) - 46.2%
(Cost $165,648)		165,648

Total Investments - 145.1%
(Cost $526,715)		520,606
Other Assets and Liabilities, Net - (45.1)%		(161,727)
Total Net Assets - 100.0%		$358,879

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.
(a)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a value of $163,108 at September 30, 2006.
(c)	Variable rate security - The rate shown is the rate in effect as of September 30, 2006.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of September 30, 2006, the value of these investments was $3,323 or 0.9% of total net assets.

(e)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On September 30, 2006, the value of these investments was $1,804 which represents 0.5% of total net assets.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.
(h)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
As of September 30, 2006, cash collateral was invested as follows:
Commercial Paper	$ 36,526
Corporate Obligations	45,938
Repurchase Agreements	80,134
Other Short-Term Securities	3,050
Total	$ 165,648

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional				Unrealized
	Purchased/	Contract			Settlement	Appreciation/
Description	(Sold)	Value			Month	(Depreciation)

Australian Dollar Currency Futures	41	$ 3,052			December 2006	$ (37)
British Pound Currency Futures	35	4,097			December 2006	(15)
Euro Currency Futures	19	3,026			December 2006	(32)
Japanese 10 Year Bond Futures	(8)	(9,129)			December 2006	(60)
Japanese Yen Currency Futures	22	2,354			December 2006	(35)
Long Gilt Bond Futures	24	4,945			December 2006	7
U.S. Treasury 2 Year Note Futures	(104)	(21,268)			December 2006	(36)
U.S. Treasury 5 Year Note Futures	(88)	(9,285)			December 2006	(31)
U.S. Treasury 10 Year Note Futures	(78)	(8,429)			December 2006	(37)
U.S. Treasury Long Bond Futures	15	1,686			December 2006	28
						$ (248)
Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	Dow Jones CDX
	HY6 Index	Sell	3.450%	6/20/2011	$ 5,000	$ (55)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive		Expiration	Notional	Unrealized
Counterparty	Rate Index	Floating Rate	Fixed Rate	Date	Amount	Appreciation

UBS	3-Month LIBOR	Receive	5.050%	9/27/2008	$ 9,000	$ 11

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government & Agency Securities - 96.3%
U.S. Agency Debentures - 59.3%
Federal Farm Credit Bank
3.250%, 06/15/2007	$500	$493
2.625%, 09/17/2007	2,000	1,954
3.000%, 12/17/2007	1,805	1,764
4.125%, 07/17/2009	1,100	1,076
5.750%, 01/18/2011	1,800	1,856
4.875%, 02/18/2011	1,600	1,595
Federal Home Loan Bank
4.625%, 01/18/2008	1,315	1,308
4.250%, 05/16/2008	1,600	1,581
4.100%, 06/13/2008	650	640
4.375%, 09/17/2010	890	872
Callable 06/29/2007 @ 100,
6.000%, 06/29/2011	875	879
5.375%, 08/19/2011	1,000	1,018
5.625%, 06/13/2016	900	928
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,475
5.625%, 01/18/2011	3,450	3,536
6.790%, 05/23/2012	3,175	3,461
		25,436

U.S. Treasuries - 37.0%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/2011 (a)	1,670	1,660
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,896
7.250%, 05/15/2016	305	366
9.125%, 05/15/2018	785	1,090
9.000%, 11/15/2018	1,075	1,492
8.125%, 08/15/2019	500	659
U.S. Treasury Notes
4.375%, 05/15/2007	2,990	2,979
3.875%, 05/15/2010	265	259
3.625%, 06/15/2010	1,425	1,379
3.875%, 09/15/2010	270	263
4.375%, 12/15/2010	895	888
2.375%, 04/15/2011	425	426
5.125%, 06/30/2011	1,350	1,380
5.125%, 05/15/2016	655	679
2.500%, 07/15/2016	423	432
		15,848
Total U.S. Government & Agency Securities
(Cost $41,741)		41,284

Short-Term Investment - 3.0%	SHARES
First American U.S. Treasury Money Market Fund, Class Z (b)
(Cost $1,266)	1,265,979	1,266
Total Investments - 99.3%
(Cost $43,007)		42,550
Other Assets and Liabilities, Net - 0.7%		299
Total Net Assets - 100.0%		$42,849

+	Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.
(a)	Principal only - Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

STRIPS -	Separate Trading of Registered Interest and Principal of Securities

Schedule of Investments September 30, 2006 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund

DESCRIPTION	PAR	VALUE+

U.S. Government & Agency Securities - 35.3%
U.S. Agency Debentures - 13.2%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 (a)	$13,900	$14,188
Federal Home Loan Mortgage Corporation
4.500%, 08/04/2008 (b)	11,420	11,323
Federal National Mortgage Association
Callable until 08/25/2008 @ 100
3.875%, 11/17/2008 (b)	13,000	12,701
4.750%, 08/25/2008 (b)	11,345	11,297
7.250%, 01/15/2010 (b)	11,170	11,955
4.500%, 02/15/2011 (b)	12,345	12,165
5.125%, 04/15/2011 (b)	20,600	20,781
6.125%, 03/15/2012 (b)	7,020	7,417
5.250%, 08/01/2012 (b)	15,225	15,305
		117,132
U.S. Treasuries (b) - 22.1%
U.S. Treasury Bonds
9.125%, 05/15/2018	18,175	25,236
9.000%, 11/15/2018	7,240	10,051
8.750%, 05/15/2020	7,630	10,619
U.S. Treasury Notes
4.875%, 08/31/2008	15,415	15,458
4.875%, 08/15/2009	30,850	31,060
2.375%, 04/15/2011	8,832	8,841
5.125%, 06/30/2011	66,060	67,518
5.125%, 05/15/2016	11,945	12,391
2.500%, 07/15/2016	8,872	9,049
4.875%, 08/15/2016	6,655	6,781
		197,004
Total U.S. Government & Agency Securities
(Cost $314,146)		314,136

Asset Backed Securities - 20.6%
Automotive - 5.8%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	4,240	4,223
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (a)	8,425	8,379
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,822
Series 2005-6, Class A4
4.930%, 03/18/2011	7,040	7,023
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	10,889
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	10,913
		51,249
Commercial - 8.7%
Banc of America Commercial Mortgage
Series 2004-4, Class A3
4.128%, 07/10/2042	8,715	8,484
Series 2006-2, Class A4
5.930%, 05/10/2045	5,085	5,265
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (a)	5,040	5,083
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	3,594	3,631
GE Capital Commercial Mortgage Corporation
Series 2004-C3, Class A2
4.433%, 07/10/2039	11,305	11,117
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	5,647	5,535
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,779
GS Mortgage Securities II
Series 2004-GG2, Class A1
3.109%, 08/10/2038	741	739
Series 2003-C1, Class A2A
3.590%, 01/10/2040	13,840	13,570
Series 2006-RR2, Class A1
5.816%, 06/23/2046 (a)	7,525	7,609
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	11,675	11,871
		77,683
Credit Card - 1.7%
Citibank Credit Card Issuance Trust
Series 2004-A4, Class A4
3.200%, 08/24/2009	3,000	2,946
MBNA Credit Card Master Note Trust
Series 2003-A1, Class A1
3.300%, 07/15/2010	12,560	12,257
		15,203
Home Equity - 0.2%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	123	123
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.090%, 04/15/2028	212	211
Residential Funding Mortgage Securities
Series 2004-HI2, Class A3
4.270%, 11/25/2016	742	739
Saxon Asset Securities Trust
Series 2004-1, Class A
5.600%, 03/25/2035 (c)	631	631
		1,704
Manufactured Housing - 1.1%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028	204	211
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	10,095	9,942
		10,153
Other - 3.1%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (a)	7,390	7,203
Series 2006-1, Class C
5.707%, 02/15/2036 (a)	4,420	4,436
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A
4.210%, 07/25/2034 (a)	89	88
Series 2005-1, Class A
4.850%, 01/25/2035 (a)	818	810
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	6,407	6,338
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,475	8,596
		27,471
Total Asset Backed Securities
(Cost $186,020)		183,463

Corporate Bonds - 19.2%
Banking - 1.0%
Credit Suisse First Boston
3.875%, 01/15/2009	6,270	6,102
J.P. Morgan Chase
5.150%, 10/01/2015	3,290	3,209
		9,311
Basic Industry - 1.1%
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,945
Falconbridge
7.350%, 06/05/2012	3,385	3,652
Teck Cominco
5.375%, 10/01/2015 (b)	2,810	2,727
Vale Overseas
6.250%, 01/11/2016	1,525	1,513
		9,837
Brokerage - 1.3%
Merrill Lynch
6.050%, 05/16/2016	4,695	4,855
Morgan Stanley
5.375%, 10/15/2015 (b)	6,550	6,468
		11,323
Capital Goods - 0.3%
Hutchison Whampoa International
6.250%, 01/24/2014 (a)	2,680	2,770

Communications - 3.3%
Comcast Cable Communications
7.125%, 06/15/2013	6,220	6,706
Deutsche Telecom
8.500%, 06/15/2010 (b)	3,690	4,025
Sprint Capital
8.375%, 03/15/2012	7,370	8,260
Telecom Italia Capital
6.200%, 07/18/2011 (b)	3,520	3,562
Verizon Communications
5.550%, 02/15/2016	7,265	7,169
		29,722
Consumer Cyclical - 2.0%
AOL Time Warner
6.750%, 04/15/2011	6,805	7,117
CBS
5.625%, 08/15/2012	3,320	3,283
DaimlerChrysler
6.500%, 11/15/2013	2,230	2,287
Mohawk Industries
5.750%, 01/15/2011	3,935	3,918
Sabre Holdings
6.350%, 03/15/2016	1,305	1,296
		17,901
Consumer Non Cyclical - 0.3%
Kroger
6.750%, 04/15/2012	2,665	2,801

Electric - 3.0%
DTE Energy
7.050%, 06/01/2011	4,600	4,870
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,472
National Grid
6.300%, 08/01/2016 (b)	1,900	1,971
National Rural Utilities
5.750%, 08/28/2009	3,850	3,913
Ohio Power
Series K,
6.000%, 06/01/2016 (b)	2,100	2,157
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,242
Pacific Gas & Electric
4.200%, 03/01/2011	5,935	5,692
		26,317
Energy - 1.3%
Gazprom International
7.201%, 02/01/2020 (a)	3,500	3,675
Tengizcheveroil Finance
6.124%, 11/15/2014 (a)	3,095	3,064
XTO Energy
7.500%, 04/15/2012	4,070	4,438
		11,177
Finance - 0.7%
American General Finance
3.875%, 10/01/2009	4,345	4,200
Capital One Financial
6.150%, 09/01/2016	1,775	1,796
		5,996
Industrial Other - 0.5%
Johnson Controls
5.250%, 01/15/2011	4,720	4,673

Insurance - 0.9%
Liberty Mutual Group
5.750%, 03/15/2014 (a) (b)	4,340	4,268
Marsh & McLennan
5.750%, 09/15/2015	3,720	3,649
		7,917

Miscellaneous - 1.4%
Core Investment Grade Trust
4.659%, 11/30/2007	12,367	12,280

Real Estate Investment Trusts - 1.8%
Health Care
5.875%, 05/15/2015	3,775	3,732
Istar Financial
5.650%, 09/15/2011	4,225	4,228
Mack-Cali Realty
7.250%, 03/15/2009	4,500	4,670
Prologis 2006
5.750%, 04/01/2016	3,525	3,534
		16,164
Sovereign - 0.1%
United Mexican States
5.625%, 01/15/2017 (b)	1,400	1,383

Technology - 0.2%
Chartered Semiconductor
5.750%, 08/03/2010 (b)	1,500	1,495
Total Corporate Bonds
(Cost $170,749)		171,067

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 11.3%
Adjustable Rate (c) - 8.1%
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.022%, 10/25/2033	13,390	13,208
IMPAC CMB Trust
Series 2003-12, Class A1
6.084%, 12/25/2033	1,531	1,532
Sequoia Mortgage Trust
Series 2004-4, Class X1
0.765%, 05/20/2034 (d)	55,922	346
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.182%, 08/25/2034	1,000	1,004
Washington Mutual
Series 2003-AR10, Class A6
4.062%, 10/25/2033	16,305	15,956
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	10,985
Series 2003-O, Class 5A1
4.802%, 01/25/2034	9,641	9,416
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	8,801
Series 2004-N, Class A3
4.099%, 08/25/2034	10,895	10,784
Series 2004-EE, Class B1
3.988%, 12/25/2034	6	6
		72,038
Fixed Rate - 3.2%
Banc of America Mortgage Securities
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,832
Bank of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	9,000	8,850
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	3,720	3,648
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011	97	97
Structured Asset Securities Corporation
Series 2005-6, Class 5A6
5.000%, 05/25/2035	8,241	8,180
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	43	43
		28,650
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $102,194)		100,688

U.S. Government Agency Mortgage-Backed Securities - 7.1%
Adjustable Rate (c) - 2.0%
Federal Home Loan Mortgage Corporation Pool
5.447%, 01/01/2028, #786281	1,659	1,675
6.334%, 04/01/2029, #847190 (b)	2,395	2,414
6.520%, 10/01/2030, #847209	4,374	4,429
6.466%, 05/01/2031, #847161	1,482	1,500
6.422%, 09/01/2033, #847210 (b)	4,085	4,149
Federal National Mortgage Association Pool
6.508%, 09/01/2033, #725111	3,137	3,190
		17,357
Fixed Rate - 5.1%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	8,493	8,544
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	6,242	6,029
4.500%, 06/01/2013, #E96852	3,419	3,349
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	10,958	10,399
3.790%, 07/01/2013, #386314 (b)	9,640	8,967
4.000%, 09/01/2013, #254909 (b)	8,448	8,152
		45,440
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $63,859)		62,797

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 4.0%
Fixed Rate - 4.0%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	6,664	6,516
Series 2718, Class MD
4.500%, 06/15/2017 (b)	8,635	8,338
Series 1167, Class E
7.500%, 11/15/2021	29	29
Series 1286, Class A
6.000%, 05/15/2022	97	97
Series 2893, Class PB
5.000%, 12/15/2027 (b)	11,590	11,448
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	20	20
Series 2004-76, Class CE
4.500%, 02/25/2021 (b)	9,815	9,567
		36,015
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $36,688)		36,015

Municipal Bond - 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B, Callable 09/01/2010 @ 100
6.950%, 09/01/2016
(Cost $2,130)	2,130	2,183

Short-Term Investments - 1.1%
Money Market Fund - 1.1%	SHARES
First American Prime Obligations Fund, Class Z (e)	9,595,924	9,596
U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill	PAR
4.654%, 12/07/2006 (f)	$300	297
Total Short-Term Investments
(Cost $9,893)		9,893
Investments Purchased with Proceeds from Securities Lending (g) - 44.7%
(Cost $397,757)		397,757
Total Investments - 143.5%
(Cost $1,283,436)		1,277,999
Other Assets and Liabilities, Net - (43.5)%		(387,691)
Total Net Assets - 100.0%		$890,308

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of September 30, 2006, the value of these investments was $61,573 or 6.9% of total net assets.

(b)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a value of $388,946 at September 30, 2006.
(c)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006.
(d)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of September 30, 2006.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.
(g)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
As of September 30, 2006, cash collateral was invested as follows:

Commercial Paper	$ 87,708
Corporate Obligations	110,307
Repurchase Agreements	192,418
Other Short-Term Securities	7,324
Total	$ 397,757

Schedule of Open Futures Contracts

	Number of		Notional			Unrealized
	Contracts		Contract		Settlement	Appreciation
Description	Purchased (Sold)		Value		Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	35		$ 7,158		December 2006	$ 21
U.S. Treasury 5 Year Note Futures	(209)		(22,053)		December 2006	(149)
U.S. Treasury 10 Year Note Futures	(17)		(1,837)		December 2006	1
U.S. Treasury Long Bond Futures	(166)		(18,659)		December 2006	(323)
						$ (450)

Interest Rate Swap Agreements

		Pay/				Unrealized
	Floating	Receive		Expiration	Notional	Appreciation
Counterparty	Rate Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	5.000%	2/09/2009	$25,000	$ (54)
UBS	3-Month LIBOR	Receive	5.050%	9/27/2008	24,000	30
						$ (24)

Schedule of Investments September 30, 2006 (unaudited), all dollars rounded to thousands (000)

Short Term Bond Fund

DESCRIPTION	PAR	VALUE +

Asset-Backed Securities - 32.2%
Automotive - 9.1%
Auto Bond Receivables Trust
Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b) (c)	$106	$-
Capital One Auto Finance Trust
Series 2003-A, Class A4A
2.470%, 01/15/2010	4,434	4,392
Ford Credit Auto Owner Trust
Series 2005-B, Class A3
4.170%, 01/15/2009	9,252	9,194
FTN Financial Auto Securitization Trust
Series 2004-A, Class B
2.500%, 06/15/2010 (d)	1,018	1,001
Harley-Davidson Motorcycle Trust
Series 2003-2, Class A2
2.070%, 02/15/2011	4,233	4,122
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 (d)	5,460	5,432
M&I Auto Loan Trust
Series 2005-1, Class A2
4.750%, 06/20/2008	3,737	3,730
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010	6,000	6,000
Toyota Auto Receivables Owner Trust
Series 2003-B, Class A4
2.790%, 01/15/2010	1,821	1,816
Series 2003-A, Class A4
2.200%, 03/15/2010	2,236	2,234
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	6,967
WFS Financial Owner Trust
Series 2004-3, Class A3
3.300%, 03/17/2009	1,940	1,930
		46,818
Commercial - 11.9%
Banc of America Commercial Mortgage
Series 2004-2, Class A1
2.764%, 11/10/2038	4,293	4,159
Series 2004-4, Class A2
4.041%, 07/10/2042	7,475	7,284
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A1
3.570%, 01/12/2041	2,806	2,742
Commercial Mortgage
Series 2004-LB3A, Class A1
3.765%, 07/10/2037	4,530	4,463
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033	5,748	5,845
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,899
Greenwich Capital Commercial Funding
Series 2004-GG1, Class A2
3.835%, 06/10/2036	1,555	1,540
Series 2005-GG5, Class A2
5.117%, 04/10/2037	7,805	7,792
GS Mortgage Securities
Series 2004-C1, Class A1
3.659%, 10/10/2028	5,842	5,684
JP Morgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	5,443	5,534
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	6,200	6,002
Series 2004-C2, Class A1
2.946%, 03/15/2029	6,455	6,194
		61,138
Credit Card - 3.5%
Citibank Credit Card Issuance Trust
Series 2004-A1, Class A1
2.550%, 01/20/2009	800	793
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,963
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1
4.200%, 09/15/2010	10,000	9,873
Providian Gateway Master Trust
Series 2004-DA, Class A
3.350%, 09/15/2011 (d)	2,625	2,581
		18,210
Equipment Leases - 0.8%
CIT Equipment Collateral
Series 2004-VT1, Class A3
2.200%, 03/20/2008	1,424	1,412
CNH Equipment Trust
Series 2004-A, Class A3B
2.940%, 10/15/2008	2,668	2,639
		4,051
Home Equity - 2.4%
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025	128	127
Series 1996-4, Class A
7.250%, 01/25/2028	486	484
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029	2,204	2,200
New Century Home Equity Loan Trust
Series 1997-NC6, Class A7
7.190%, 01/25/2029	603	601
Residential Funding Mortgage Securities
Series 2004-HI2, Class A3
4.270%, 11/25/2016	683	680
Saxon Asset Securities Trust
Series 2004-1, Class M1
5.853%, 03/25/2035 (e)	8,000	8,008
		12,100
Manufactured Housing - 0.6%
Origen Manufactured Housing
Series 2005-B, Class A2
5.247%, 12/15/2018	3,230	3,216

Other - 1.9%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	6,380	6,219
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	2,750	2,760
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A
4.210%, 07/25/2034 (d)	89	88
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	587	582
		9,649
Utilities - 2.0%
Detroit Edison Securitization Funding
Series 2001-1, Class A3
5.875%, 03/01/2010	2,660	2,675
Massachusetts RRB Special Purpose Trust
Series 1999-1, Class A4
6.910%, 09/15/2009	2,085	2,107
Peco Energy Transition Trust
Series 1999-A, Class A6
6.050%, 03/01/2009	2,984	2,992
Public Service New Hampshire Funding
Series 2001-1, Class A2
5.730%, 11/01/2010	2,253	2,267
		10,041
Total Asset-Backed Securities
(Cost $167,279)		165,223

U.S. Government & Agency Securities (f) - 17.0%
U.S. Agency Debentures - 7.4%
Federal Home Loan Mortgage Corporation
3.875%, 06/15/2008	15,000	14,729
Federal National Mortgage Association
5.400%, 02/01/2008	6,000	6,026
4.000%, 09/02/2008	10,000	9,803
4.250%, 05/15/2009	7,500	7,380
		37,938
U.S. Treasuries - 9.6%
U.S. Treasury Bond (STRIPS) (g)
0.000%, 11/15/2011	11,200	11,132
U.S. Treasury Notes
4.000%, 09/30/2007	3,030	3,003
4.375%, 12/31/2007	3,490	3,469
4.875%, 08/31/2008	6,030	6,047
2.375%, 04/15/2011	5,126	5,131
5.125%, 06/30/2011	20,100	20,544
		49,326
Total U.S. Government & Agency Securities
(Cost $87,141)		87,264

U.S. Government Agency Mortgage-Backed Securities - 16.1%
Adjustable Rate (e) - 7.0%
Federal Home Loan Mortgage Corporation Pool
6.179%, 12/01/2026, #756591	1,209	1,227
6.182%, 01/01/2029, #846946 (f)	825	836
5.437%, 10/01/2029, #786853	611	620
6.622%, 04/01/2030, #972055 (f)	595	609
5.893%, 05/01/2030, #847014 (f)	745	751
6.216%, 06/01/2031, #847367	385	390
6.276%, 08/01/2032, #847331 (f)	5,900	5,978
6.124%, 10/01/2032, #847063 (f)	593	602
4.226%, 05/01/2033, #780456	2,046	2,020
Federal National Mortgage Association Pool
6.467%, 11/01/2025, #433988 (f)	995	1,004
6.250%, 02/01/2028, #415285	79	81
6.280%, 10/01/2030, #847241 (f)	3,289	3,329
5.843%, 06/01/2031, #625338 (f)	635	650
6.726%, 12/01/2031, #535363	1,914	1,951
6.791%, 03/01/2032, #545791	179	181
6.696%, 05/01/2032, #545717	1,594	1,622
7.011%, 05/01/2032, #634948 (f)	381	392
4.494%, 10/01/2032, #661645 (f)	1,144	1,144
4.716%, 12/01/2032, #671884	1,979	1,978
6.797%, 04/01/2034, #775389	678	683
4.253%, 07/01/2034, #795242 (f)	4,569	4,500
5.820%, 08/01/2036, #555369 (f)	1,070	1,091
Government National Mortgage Association Pool
4.750%, 08/20/2021, #8824	268	271
4.750%, 07/20/2022, #8006 (f)	314	316
4.750%, 09/20/2025, #8699	175	176
5.375%, 04/20/2026, #8847	166	167
4.750%, 08/20/2027, #80106	55	56
5.375%, 01/20/2028, #80154	92	92
5.375%, 05/20/2029, #80283 (f)	429	433
5.375%, 06/20/2029, #80291 (f)	742	749
4.875%, 11/20/2030, #80469 (f)	429	429
5.375%, 04/20/2031, #80507 (f)	242	244
4.500%, 08/20/2031, #80535 (f)	898	900
5.500%, 02/20/2032, #80580 (f)	229	231
		35,703
Fixed Rate - 9.1%
Federal Home Loan Mortgage Corporation Pool
5.500%, 10/01/2006, #M90680	26	26
7.750%, 07/01/2009, #184513	6	6
5.469%, 01/25/2012	4,718	4,747
Federal National Mortgage Association Pool
6.195%, 06/01/2007, #410601 (f)	4,842	4,832
4.250%, 09/15/2007 (f)	15,000	14,875
6.625%, 09/15/2009 (f)	6,355	6,651
3.900%, 06/01/2010, #461013 (f)	6,710	6,368
5.500%, 05/01/2012, #254340 (f)	1,299	1,302
4.000%, 12/01/2013, #255039 (f)	5,035	4,853
4.000%, 07/01/2014, #255322 (f)	3,458	3,325
		46,985
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $83,472)		82,688

Corporate Bonds - 15.4%
Banking - 1.7%
HSBC Finance
6.750%, 05/15/2011	3,500	3,709
Popular North America
3.875%, 10/01/2008	4,925	4,790
		8,499
Basic Industry - 0.4%
Potash
7.125%, 06/15/2007	2,075	2,099

Brokerage - 1.3%
Goldman Sachs Group
7.350%, 10/01/2009	2,500	2,650
Morgan Stanley
4.000%, 01/15/2010	4,000	3,860
		6,510
Consumer Cyclical - 1.4%
Federated Department Stores
6.300%, 04/01/2009	3,000	3,051
Ford Motor Credit
6.625%, 06/16/2008 (f)	2,500	2,462
Harrah's Operating Company
5.500%, 07/01/2010	2,000	1,970
		7,483
Consumer Non Cyclical - 1.5%
Baxter International
5.196%, 02/16/2008	2,500	2,491
Kroger
6.375%, 03/01/2008	2,480	2,506
Wellpoint
3.750%, 12/14/2007	3,000	2,942
		7,939
Electric - 2.7%
CalEnergy
7.630%, 10/15/2007	6,255	6,388
Constellation Energy Group
6.350%, 04/01/2007	4,275	4,292
Oncor Electric Delivery
5.000%, 09/01/2007	3,000	2,988
		13,668
Energy - 1.4%
Louis Dreyfus Natural Gas
6.875%, 12/01/2007	3,000	3,047
PEMEX Project Funding Master Trust
6.125%, 08/15/2008 (f)	4,000	4,024
		7,071
Finance - 1.0%
Ameriprise Financial
5.350%, 11/15/2010	1,000	1,004
International Lease Finance
3.125%, 05/03/2007	4,000	3,946
		4,950
Miscellaneous - 0.9%
Core Investment Grade Trust
4.659%, 11/30/2007	4,864	4,830

Natural Gas - 1.4%
Duke Energy Field Services
5.750%, 11/15/2006	4,915	4,916
Oneok
5.510%, 02/16/2008	2,500	2,501
		7,417
Real Estate Investment Trusts - 1.0%
Istar Financial
6.000%, 12/15/2010	2,500	2,542
Simon Property Group
6.375%, 11/15/2007	2,500	2,521
		5,063
Technology - 0.3%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,495

Transportation - 0.4%
FedEx
5.500%, 08/15/2009	2,000	2,013

Total Corporate Bonds
(Cost $79,588)		79,037

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 10.3%
Adjustable Rate (e) - 8.8%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
4.727%, 01/25/2036	4,046	4,033
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 11/25/2035	4,150	4,088
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.880%, 01/25/2035	2,186	2,154
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.182%, 08/25/2034	788	791
Washington Mutual
Series 2003-AR3, Class A5
3.927%, 04/25/2033	6,109	6,006
Series 2003-AR10, Class A6
4.062%, 10/25/2033	7,000	6,850
Series 2004-AR7, Class A6
3.942%, 07/25/2034	5,000	4,848
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,732
Series 2004-N, Class A3
4.099%, 08/25/2034	6,866	6,796
Series 2004-EE, Class B1
3.988%, 12/25/2034	1	1
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	3,691	3,625
		44,924
Fixed Rate - 1.5%
Bank of America Mortgage Securities
Series 2004-F, Class 2A2
4.021%, 07/25/2034	397	397
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	6,650	6,574
Residential Accredited Loans
Series 2003-QS17, Class CB7
5.500%, 09/25/2033	802	799
Residential Asset Securitization Trust
Series 2002-A12, Class 1A1
5.200%, 11/25/2032	-	-
		7,770
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $53,253)		52,694

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 6.9%
Fixed Rate - 6.9%
Federal Home Loan Mortgage Corporation
Series 2822, Class VM
5.000%, 04/15/2010	3,268	3,238
Series 2763, Class TA
4.000%, 03/15/2011	4,792	4,686
Series 1022, Class J
6.000%, 12/15/2020	46	46
Series 2738, Class UA
3.570%, 12/15/2023 (f)	3,841	3,750
Series 2589, Class GK
4.000%, 03/15/2026 (f)	2,486	2,446
Series 2731, Class PV
4.500%, 05/15/2026 (f)	5,000	4,885
Series 2893, Class PB
5.000%, 12/15/2027 (f)	6,367	6,289
Federal National Mortgage Association
Series 2004-76, Class CE
4.500%, 02/25/2021 (f)	6,000	5,848
Series 1992-150, Class MA
5.500%, 09/25/2022	126	127
Series 2004-90, Class GA
4.350%, 03/25/2034 (f)	4,346	4,201
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $36,409)		35,516

Short-Term Investments - 3.7%	SHARES
Money Market Fund - 3.7%
First American Prime Obligations Fund, Class Z (h)	18,920,977	18,921
U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill	PAR
4.654%, 12/07/2006 (i)	$144	144
Total Short-Term Investments
(Cost $19,065)		19,065

Investments Purchased with Proceeds from Securities Lending (j) - 34.3%
(Cost $175,961)		175,961

Total Investments -135.9%
(Cost $702,168)		697,448
Other Assets and Liabilities, Net - (35.9)%		(184,311)
Total Net Assets - 100.0%		$513,137

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held fair valued securities disclosed in footnote (a).

(a)	Security is fair valued and illiquid. As of September 30, 2006, the value of this investment was $0 or 0.0% of total net assets.
(b)	Security in default at September 30, 2006.
(c)	Non-income producing security.
(d)
Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of September 30, 2006, the value of these investments was $18,663 or 3.6% of total net assets.

(e)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006.
(f)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a value of $171,707 at September 30, 2006.
(g)
Principal only - Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(i)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

As of September 30, 2006, cash collateral was invested as follows:

	Commercial Paper	$ 38,801
	Corporate Obligations	48,798
	Repurchase Agreements	85,122
	Other Short-Term Securities	3,240
	Total	$ 175,961

STRIPS -	Separate Trading of Registered Interest and Principal of Securities.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	822	$168,099	December 2006	$ 252
U.S. Treasury 5 Year Note Futures	(690)	(72,806)	December 2006	(431)
U.S. Treasury 10 Year Note Futures	(80)	(8,645)	December 2006	(169)
				$ (348)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

UBS	3-Month LIBOR	Receive	4.773%	1/17/2011	$12,000	$ 137

Schedule of INVESTMENTS September 30, 2006 (unaudited), all dollars rounded to thousands (000)

Total Return Bond Fund

DESCRIPTION	PAR		VALUE+

U.S. Government Agency Mortgage-Backed Securities - 23.6%
Adjustable Rate (a) - 4.0%
Federal Home Loan Mortgage Corporation Pool
6.696%, 10/01/2029, #1L0117	$1,458		$1,492
4.887%, 07/01/2030, #847240	1,612		1,635
5.682%, 05/01/2033, #847411	1,003		1,010
Federal National Mortgage Association Pool
6.379%, 09/01/2033, #725553 (b)	631		635
5.281%, 11/01/2034, #735054 (b)	1,883		1,852
6.103%, 01/01/2035, #745548	2,004		2,057
4.867%, 09/01/2035, #745168 (b)	2,577		2,527
5.310%, 12/01/2035, #850865 (b)	6,936		6,864
			18,072
Fixed Rate - 19.6%
Federal Home Loan Mortgage Corporation Pool
5.000%, 09/01/2018, #E99575	1,197		1,180
5.500%, 12/01/2020, #G11810 (b)	3,480		3,479
6.500%, 07/01/2031, #A17212 (b)	3,711		3,795
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	5,000		4,745
5.500%, 12/01/2018, #735575 (b)	1,975		1,980
5.500%, 01/01/2020, #735386 (b)	1,499		1,501
5.500%, 06/01/2020, #735792	1,272		1,274
5.000%, 02/01/2021, #745279 (b)	2,052		2,017
5.500%, 02/01/2025, #255628 (b)	3,095		3,077
6.000%, 04/01/2032, #745101 (b)	1,194		1,215
5.500%, 06/01/2033, #843435 (b)	1,242		1,228
5.000%, 10/01/2033, #741897 (b)	1,458		1,406
5.500%, 10/01/2033, #555800 (b)	3,798		3,753
5.500%, 11/01/2033, #555967 (b)	7,053		6,968
5.000%, 03/01/2034, #725205 (b)	1,349		1,301
5.000%, 03/01/2034, #725250 (b)	1,202		1,159
5.500%, 04/01/2034, #725424 (b)	3,375		3,335
5.000%, 05/01/2034, #725456 (b)	1,199		1,155
5.000%, 06/01/2034, #782909 (b)	923		889
5.500%, 08/01/2034, #745563 (b)	2,325		2,297
5.500%, 09/01/2034, #725773 (b)	2,183		2,155
6.000%, 04/01/2035, #735503 (b)	3,839		3,865
5.000%, 05/01/2035, #357883	2,691		2,595
5.500%, 08/01/2035, #829679 (b)	4,928		4,857
5.500%, 09/01/2035, #842230	2,744		2,705
5.000%, 10/01/2035, #846196	-		-
5.500%, 10/01/2035, #735899 (b)	3,193		3,151
6.000%, 01/01/2036, #831215	3,380		3,396
6.000%, 01/01/2036, #852347	3,387		3,403
5.500%, 03/01/2036, #865972	4,195		4,133
5.500%, 03/01/2036, #870157 (b)	3,762		3,706
6.500%, 04/01/2036, #831377 (b)	1,531		1,559
6.500%, 04/01/2036, #852909 (b)	1,076		1,096
6.500%, 07/01/2036, #831683	2,313		2,355
6.500%, 08/01/2036, #893318	2,227		2,268
			88,998
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $107,910)			107,070

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 18.9%
Adjustable Rate (a) - 8.3%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A,
4.862%, 09/25/2035	2,129		2,097
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1,
4.730%, 12/19/2033	2,610		2,519
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1,
4.880%, 01/25/2035	2,236		2,203
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1,
5.891%, 08/25/2036	3,168		3,175
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1,
4.957%, 10/20/2035	1,611		1,607
Washington Mutual
Series 2003-AR1, Class A5,
3.970%, 03/25/2033	1,387		1,357
Series 2003-AR10, Class A6,
4.062%, 10/25/2033	5,082		4,973
Series 2004-AR7, Class A6,
3.942%, 07/25/2034	2,630		2,550
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1,
4.802%, 01/25/2034	3,266		3,190
Series 2004-C, Class A1,
4.939%, 04/25/2034	4,720		4,575
Series 2005-AR10, Class 2A5,
4.109%, 06/25/2035	4,494		4,413
Series 2006-AR1, Class 2A2,
5.570%, 03/25/2036	4,741		4,690
			37,349
Fixed Rate - 10.6%
ABN AMRO Mortgage
Series 2003-7, Class A1,
4.750%, 07/25/2018	3,045		2,936
Chase Mortgage Finance
Series 2003-S12, Class 1A1,
4.750%, 12/25/2018	2,920		2,860
Series 2003-S11, Class 1A1,
5.000%, 10/25/2033	2,977		2,837
Chaseflex Trust
Series 2005-2, Class 4A1,
5.000%, 05/25/2020	3,291		3,211
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2,
4.490%, 02/25/2035	2,000		1,977
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1,
5.000%, 07/25/2019	1,621		1,592
Series 2004-24CB, Class 2A1,
5.000%, 11/25/2019	2,160		2,117
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1,
5.500%, 08/25/2019	1,107		1,109
Series 2005-4F, Class B1,
5.727%, 05/25/2035	2,417		2,387
J.P. Morgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2,
6.044%, 11/15/2035	3,566		3,626
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A,
6.207%, 11/25/2034	3,607		3,628
Residential Accredit Loans
Series 2005-QS12, Class A7,
5.500%, 08/25/2035	4,219		4,225
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1,
4.750%, 12/25/2019	1,547		1,506
Washington Mutual
Series 2002-S8, Class 2A7,
5.250%, 01/25/2018	3,694		3,641
Series 2004-CB1, Class 1A,
5.250%, 06/25/2019	2,273		2,261
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2,
5.000%, 07/25/2019	4,945		4,840
Series 2004-8, Class A1,
5.000%, 08/25/2019	3,415		3,349
			48,102
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $85,296)			85,451

Corporate Bonds - 17.4%
Banking - 1.2%
J.P. Morgan Chase
5.150%, 10/01/2015	1,250		1,219
J.P. Morgan Chase Capital XX
Series T,
6.550%, 09/29/2036 (b)	720		726
SOC General Real Estate, Callable 09/30/2007 @ 100
7.640%, 12/29/2049 (a) (c)	1,465		1,497
Wells Fargo, Callable 12/15/2006 @ 103.98
7.960%, 12/15/2026	2,000		2,086
			5,528
Basic Industry - 1.9%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500		1,655
Falconbridge
7.350%, 06/05/2012	1,255		1,354
FMG Finance
10.000%, 09/01/2013 (c)	685		651
Ineos Group Holdings, Callable 02/15/2011 @ 104.25
8.500%, 02/15/2016 (c) (d)	405		386
LPG International
7.250%, 12/20/2015 (d)	805		795
Sino Forest
9.125%, 08/17/2011 (c) (d)	670		695
Southern Copper
7.500%, 07/27/2035 (b)	1,550		1,622
Teck Cominco Limited
6.125%, 10/01/2035	485		466
Vale Overseas
6.250%, 01/11/2016	535		531
Vedanta Resources
6.625%, 02/22/2010 (c) (d)	575		560
			8,715
Brokerage - 0.8%
Merrill Lynch
6.050%, 05/16/2016	1,980		2,047
Morgan Stanley
5.375%, 10/15/2015 (b)	1,670		1,649
			3,696
Capital Goods - 0.7%
Case New Holland, Callable 03/01/2010 @ 103.56
7.125%, 03/01/2014	520		522
Chart Industries, Callable 10/15/2010 @ 104.56
9.125%, 10/15/2015 (c)	585		606
Hutchison Whampoa International
7.450%, 11/24/2033 (c)	750		850
Owens-Illinois
8.100%, 05/15/2007 (b)	500		505
Siemens Financiering
6.125%, 08/17/2026 (c)	805		825
			3,308
Communications - 2.8%
AT&T
7.300%, 11/15/2011	953		1,033
C & M Finance, Callable 02/01/2011 @ 104.05
8.100%, 02/01/2016 (c) (d)	565		554
Comcast
7.050%, 03/15/2033 (b)	1,455		1,558
Dex Media West, Callable 08/15/2008 @ 104.94
9.875%, 08/15/2013	500		540
Echostar
7.000%, 10/01/2013 (c)	500		490
News America Holdings
7.750%, 01/20/2024	680		752
Sprint Capital
8.750%, 03/15/2032 (b)	910		1,110
Telecom Italia Capital
4.000%, 11/15/2008	980		951
Telefonos De Mexico SA de CV (Telemex), Series L
4.750%, 01/27/2010	1,000		975
Time Warner Entertainment
8.375%, 07/15/2033	1,705		2,011
Verizon Communications
7.750%, 12/01/2030	820		940
5.850%, 09/15/2035	1,120		1,055
Vimpelcom
8.250%, 05/23/2016 (c) (d)	700		710
			12,679
Consumer Cyclical - 1.0%
Autonation, Callable 04/15/2009 @ 105.25
7.000%, 04/15/2014 (c)	935		933
DaimlerChrysler
4.875%, 06/15/2010	550		534
Ford Motor
7.450%, 07/16/2031 (b)	1,900		1,468
Galaxy Entertainment, Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012 (b) (c) (d)	575		601
Lippo Karwaci Finance, Callable 03/09/2009 @ 104.44
8.875%, 03/09/2011 (d)	575		551
MGM Mirage
6.625%, 07/15/2015	725		696
			4,783
Consumer Non Cyclical - 0.8%
Fisher Scientific International, Callable 08/15/2009 @ 103.38
6.750%, 08/15/2014	785		799
Kroger
6.750%, 04/15/2012	1,300		1,367
Omnicare, Callable 06/01/2008 @ 103.06
6.125%, 06/01/2013	905		855
Tenet Healthcare
7.375%, 02/01/2013	655		590
			3,611
Electric - 1.6%
Edison Mission Energy
7.500%, 06/15/2013 (c)	530		535
Florida Power & Light
5.650%, 02/01/2037	825		815
MidAmerican Energy Holdings
5.875%, 10/01/2012	990		1,008
National Grid
6.300%, 08/01/2016	770		799
NRG Energy, Callable 02/01/2009 @ 107.25
7.250%, 02/01/2014	935		928
Ohio Power
Series K,
6.000%, 06/01/2016	875		899
Oncor Electric Delivery
7.000%, 05/01/2032	1,220		1,343
Pacific Gas & Electric
6.050%, 03/01/2034	930		935
			7,262
Energy - 1.4%
Gazprom International
7.201%, 02/01/2020 (c)	705		740
Gazprombank
6.500%, 09/23/2015	720		701
Nexen
5.875%, 03/10/2035	1,000		953
Petro-Canada
5.350%, 07/15/2033	800		703
Tengizcheveroil Finance
6.124%, 11/15/2014 (c)	1,250		1,238
Tesoro, Callable 11/01/2010 @ 103.31
6.625%, 11/01/2015 (c)	965		929
XTO Energy
6.100%, 04/01/2036 (b)	1,095		1,083
			6,347
Finance - 0.5%
Capital One Financial
6.150%, 09/01/2016	850		860
ILFC E-Capital Trust II, Callable 12/21/2015 @ 100
6.250%, 12/21/2065 (a) (b) (c)	1,440		1,440
			2,300
Insurance - 0.9%
Liberty Mutual Group
6.500%, 03/15/2035 (c)	1,000		954
Marsh & McLennan
5.750%, 09/15/2015	1,880		1,844
Unumprovident
5.997%, 05/15/2008	1,040		1,045
			3,843
Natural Gas - 0.2%
Enterprise Products, Callable 08/01/2016 @ 100
8.375%, 08/01/2066 (a)	610		642

Real Estate Investment Trusts - 0.6%
Health Care Properties
Series MTN,
6.300%, 09/15/2016	1,135		1,143
Prologis 2006
5.750%, 04/01/2016	1,405		1,408
			2,551
Sovereigns - 2.4%
Federal Republic of Brazil, Callable 08/17/2015 @ 100
11.000%, 08/17/2040 (b) (d)	695		905
Republic of Venezuela
9.250%, 09/15/2027 (d)	1,040		1,274
Russian Federation, 5.000% through 03/31/2007 thereafter
7.500%, 03/31/2030 (c)	1,070		1,192
United Kingdom Gilt Treasury
4.750%, 03/07/2020 (e)	3,400	GBP	6,554
United Mexican States
5.625%, 01/15/2017 (b)	915		904
			10,829
Technology - 0.5%
Chartered Semiconductor
6.375%, 08/03/2015 (b)	590		587
LG Electronics
5.000%, 06/17/2010 (c)	785		763
Seagate Technology
6.375%, 10/01/2011	1,020		1,015
			2,365
Transportation - 0.1%
Hertz, Callable 01/01/2010 @ 104.44
8.875%, 01/01/2014 (c)	500		524
Total Corporate Bonds
(Cost $78,709)			78,983

Asset Backed Securities - 16.8%
Automotive - 2.8%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A,
2.050%, 06/15/2010 (c)	3,065		3,012
Harley Davidson Motorcycle Trust
Series 2005-4, Class A2,
4.850%, 06/15/2012	1,190		1,185
Hertz Vehicle Financing
Series 2005-2A, Class A6,
5.080%, 11/25/2011 (c)	2,525		2,511
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3,
4.770%, 01/12/2011	2,195		2,183
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4,
4.860%, 04/20/2012	4,025		4,006
			12,897
Commercial - 10.2%
Banc of America Commercial Mortgage
Series 2006-2, Class A4,
5.930%, 05/10/2045	785		813
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4,
5.405%, 12/11/2040 (b)	1,750		1,758
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX,
5.449%, 02/05/2019 (c)	1,805		1,820
Series 2005-LP5, Class A2,
4.630%, 05/10/2043	5,750		5,661
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2,
6.538%, 06/15/2031	2,320		2,345
GE Capital Commercial Mortgage Corporation
Series 2004-C1, Class A2,
3.915%, 11/10/2038	3,000		2,897
Series 2005-C3, Class A2,
4.853%, 07/10/2045	2,265		2,243
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2,
6.175%, 05/15/2033	3,810		3,874
Series 2003-C3, Class A2,
4.223%, 04/10/2040	3,000		2,932
Series 2005-C1, Class A2,
4.471%, 05/10/2043	3,750		3,673
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2,
3.285%, 07/05/2035	1,500		1,434
Series 2005-GG5, Class A2,
5.117%, 04/10/2037	4,625		4,617
Series 2005-GG5, Class A5,
5.224%, 04/10/2037	2,535		2,512
GS Mortgage Securities II
Series 2006-RR2, Class A1,
5.816%, 06/23/2046 (c)	3,230		3,266
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4,
5.345%, 12/15/2044	1,510		1,503
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class A2,
5.103%, 11/15/2030	2,500		2,495
Nomura Asset Securities
Series 1998-D6, Class A1B,
6.590%, 03/15/2030	2,325		2,364
			46,207
Credit Card - 0.8%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4,
5.450%, 05/10/2013	1,860		1,888
MBNA Credit Card Master Note Trust
Series 2003-A1, Class A1,
3.300%, 07/15/2010	405		395
Series 2005-A1, Class A1,
4.200%, 09/15/2010	825		815
Providian Gateway Master Trust
Series 2004-DA, Class A,
3.350%, 09/15/2011 (c)	620		610
			3,708
Equipment Leases - 0.2%
Caterpillar Financial Asset Trust
Series 2004-A, Class A3,
3.130%, 01/26/2009	814		804

Home Equity - 0.1%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1,
7.772%, 07/20/2031 (c)	218		218
Residential Asset Securities
Series 2004-KS3, Class A2B2,
5.540%, 04/25/2034 (a)	264		264
			482
Manufactured Housing - 0.6%
Green Tree Financial
Series 1996-8, Class A7,
8.050%, 10/15/2027	427		448
Origen Manufactured Housing
Series 2005-A, Class A2,
4.490%, 05/15/2018	2,355		2,320
			2,768
Other - 1.7%
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A,
4.850%, 01/25/2035 (c)	192		190
Small Business Administration
Series 2006-P10A, Class 1,
5.408%, 02/10/2016	3,382		3,399
Series 2006-P10B, Class 1,
5.681%, 08/10/2016	4,130		4,189
			7,778
Recreational Vehicles - 0.4%
J.P. Morgan RV Marine Trust
Series 2004-1A, Class A1,
3.120%, 04/15/2011 (c)	1,631		1,610
Total Asset Backed Securities
(Cost $76,383)			76,254

U.S. Government & Agency Securities - 14.1%
U.S. Agency Debenture - 1.2%
Federal National Mortgage Association
5.250%, 08/01/2012 (b)	5,590		5,619

U.S. Treasuries - 12.9%
U.S. Treasury Bonds
9.000%, 11/15/2018 (b)	4,000		5,553
6.250%, 08/15/2023 (b)	1,520		1,765
6.875%, 08/15/2025 (b)	740		925
4.500%, 02/15/2036 (b)	9,620		9,218
U.S. Treasury Notes
4.875%, 08/31/2008 (b)	3,555		3,565
4.750%, 11/15/2008 (b)	5,000		5,007
4.875%, 08/15/2009 (b)	1,430		1,440
4.500%, 02/28/2011 (b)	2,055		2,047
2.375%, 04/15/2011 (b)	4,485		4,490
5.125%, 06/30/2011 (b)	11,795		12,055
4.625%, 08/31/2011	985		986
2.500%, 07/15/2016 (b)	4,383		4,470
4.875%, 08/15/2016 (b)	6,630		6,755
			58,276
Total U.S. Government & Agency Securities
(Cost $63,558)			63,895

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (b) - 5.5%
Fixed Rate - 5.5%
Federal Home Loan Mortgage Corporation
Series 2893, Class PB,
5.000%, 12/15/2027	3,440		3,398
Series 2937, Class JD,
5.000%, 03/15/2028	4,000		3,948
Series 2690, Class OE,
5.000%, 11/15/2028	4,000		3,937
Series 2901, Class UB,
5.000%, 03/15/2033	5,000		4,762
Federal National Mortgage Association
Series 2005-44, Class PC,
5.000%, 11/25/2027	2,750		2,709
Series 2003-81, Class MB,
5.000%, 05/25/2029	3,375		3,327
Series 2005-62, Class JE,
5.000%, 06/25/2035	2,884		2,839
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $25,017)			24,920

Municipal Bond - 0.5%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B, Callable 09/01/2010 @ 100
6.950%, 09/01/2016
(Cost $2,000)	2,000		2,050

Convertible Security - 0.1%
Basic Industry - 0.1%
Coeur d'Alene Mines, Callable 01/18/2011 @ 100
1.250%, 01/15/2024
(Cost $495)	500		465

Options Purchased - 0.0%
Call Option Purchased - 0.0%	CONTRACTS
Japanese Yen Currency Futures, December 2006 Futures Call
Futures Call, Expires 12/08/2006
Exercise Price $87.50	224		115

Put Option Purchased - 0.0%
U.S. Treasury 10 Year Note Futures, December 2006 Futures Put
Futures Put, Expires 11/21/2006
Exercise Price $107.00	85		21
Total Options Purchased
(Cost $150)			136

Short-Term Investments - 3.4%
Money Market Fund - 2.9%	SHARES
First American Prime Obligations Fund, Class Z (f)	13,285,796		13,286
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills	PAR
5.005%, 11/02/2006 (g)	$700		697
4.654%, 12/07/2006 (g)	1,400		1,388
Total Short-Term Investments
(Cost $15,370)			15,371

Investments Purchased with Proceeds from Securities Lending (h) - 40.7%
(Cost $184,390)			184,390
Total Investments - 141.0%
(Cost $639,278)			638,985
Other Assets and Liabilities, Net - (41.0)%			(185,908)
Total Net Assets - 100.0%			$453,077

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.
(a)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006.
(b)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a market value of $179,859 at September 30, 2006.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of September 30, 2006, the value of these investments was $30,910 or 6.8% of total net assets.

(d)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On September 30, 2006, the value of these investments was $7,031, which represents 1.6% of total net assets.
(e)	Foreign security values are stated in U.S. dollars. Principal amounts are denominated in U.S. dollars unless otherwise noted.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(g)	Security has been deposited as initial margin on open futures contracts. Rate shown is the rate in effect at September 30, 2006.
(h)	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.
As of September 30, 2006, cash collateral was invested as follows:

Commercial Paper	$40,659
Corporate Obligations	51,136
Repurchase Agreements	89,200
Other Short-Term Securities	3,395
Total	$184,390

Schedule of Open Futures Contracts	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Australian Dollar Currency Futures	117	$ 8,710	December 2006	$ (140)
Euro Currency Futures	38	6,051	December 2006	(42)
Japan 10 Year Bond Futures	(15)	(17,117)	December 2006	(97)
Japanese Yen Currency Futures	27	2,888	December 2006	(69)
U.S. Treasury 2 Year Note Futures	117	23,927	December 2006	(15)
U.S. Treasury 5 Year Note Futures	(121)	(12,768)	December 2006	(148)
U.S. Treasury 10 Year Note Futures	(102)	(11,023)	December 2006	3
U.S. Treasury Long Bond Futures	64	7,194	December 2006	136
				$ (372)

Credit Default Swap Agreements
Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Dow Jones CDX
J.P. Morgan	HY6 Index	Sell	3.450%	6/20/2011	$ 6,000	$ (55)

Interest Rate Swap Agreements
Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

3-Month
UBS	LIBOR	Receive	5.050%	9/27/2008	$ 12,000	$ 15

Schedule of Open Written Call Options

		Exercise	Premium	Expiration	Number of
Option		Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures		$ 110.00	$ 17	11/21/2006	85	$ 9

Schedule of Investments September 30, 2006 (unaudited), all dollars rounded to thousands (000)

U.S. Government Mortgage Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 86.6%
Adjustable Rate (a) - 3.0%
Federal National Mortgage Association Pool
4.867%, 09/01/2035, #745168 (b)	$5,099	$4,999
Fixed Rate - 83.6%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	10	10
7.000%, 07/01/2011, #E20252	31	31
7.000%, 11/01/2011, #E65619	3	3
7.500%, 09/01/2012, #G10735	148	153
6.000%, 10/01/2013, #E72802	260	263
5.500%, 01/01/2014, #E00617	966	970
7.000%, 09/01/2014, #E00746	166	170
5.000%, 04/01/2020, #B18125	3,383	3,324
6.000%, 09/01/2022, #C90580	690	700
6.500%, 01/01/2028, #G00876	435	446
6.500%, 11/01/2028, #C00676	945	969
7.500%, 01/01/2030, #C35768	65	67
6.500%, 03/01/2031, #G01244	718	736
5.000%, 09/01/2033, #C01622	2,161	2,085
6.000%, 08/01/2036, #A51416 (c)	1,249	1,256
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	15	15
7.000%, 11/01/2011, #349630	14	14
7.000%, 11/01/2011, #351122	20	20
6.000%, 04/01/2013, #425550	172	174
6.500%, 08/01/2013, #251901	145	148
6.000%, 11/01/2013, #556195	237	239
7.000%, 10/01/2014, #252799	112	116
5.500%, 04/01/2016, #580516	828	831
6.500%, 07/01/2017, #254373	985	1,007
7.000%, 07/01/2017, #254414	932	956
5.500%, 12/01/2017, #673010 (b)	689	691
5.500%, 04/01/2018, #695765	886	888
4.500%, 05/01/2018, #254720 (b)	4,235	4,099
5.000%, 07/01/2018, #555621 (b)	1,438	1,417
5.000%, 11/01/2018, #750989	3,100	3,055
5.500%, 09/01/2019, #725793	3,864	3,870
5.000%, 10/01/2019 (c)	2,100	2,063
6.000%, 12/01/2021, #254138	647	657
6.000%, 01/01/2022, #254179	767	778
6.500%, 06/01/2022, #254344	729	747
6.000%, 10/01/2022, #254513 (b)	846	858
5.500%, 10/01/2024, #255456 (b)	2,188	2,176
5.500%, 02/01/2025, #255628 (b)	1,574	1,565
7.000%, 12/01/2027, #313941	511	527
7.000%, 09/01/2031, #596680	1,226	1,260
6.500%, 12/01/2031, #254169 (b)	1,404	1,430
6.000%, 04/01/2032, #745101 (b)	3,921	3,989
6.500%, 06/01/2032, #596712	3,255	3,316
6.500%, 07/01/2032, #545759	1,497	1,530
7.000%, 07/01/2032, #545815 (b)	313	322
6.000%, 08/01/2032, #656269 (b)	1,062	1,080
5.500%, 03/01/2033, #689109	2,746	2,713
5.500%, 04/01/2033, #703392 (b)	3,119	3,081
5.500%, 05/01/2033, #704523	2,305	2,277
5.500%, 06/01/2033, #843435 (b)	3,707	3,665
5.500%, 07/01/2033, #726520 (b)	3,062	3,025
5.500%, 07/01/2033, #728667 (b)	1,791	1,770
4.500%, 08/01/2033, #555680 (b)	2,157	2,023
5.000%, 08/01/2033, #736158 (b)	2,841	2,739
5.500%, 08/01/2033, #728855	1,753	1,732
5.500%, 08/01/2033, #733380 (b)	2,372	2,343
5.000%, 09/01/2033, #734566	3,195	3,080
5.000%, 10/01/2033, #747533 (b)	3,046	2,938
5.500%, 11/01/2033, $555967 (b)	3,426	3,385
5.500%, 12/01/2033, #756202 (b)	1,985	1,961
6.000%, 01/01/2034, #763687	2,866	2,883
5.500%, 04/01/2034, #774999	1,158	1,143
5.000%, 05/01/2034, #780889 (b)	5,402	5,201
6.500%, 06/01/2034, #735273 (b)	2,072	2,118
4.500%, 09/01/2034, #725866	1,299	1,216
5.000%, 09/01/2034, #725772 (b)	5,029	4,843
5.500%, 10/01/2034 (c)	17,000	16,745
5.500%, 03/01/2035, #815979	1,476	1,455
5.000%, 05/01/2035, #357883 (b)	5,440	5,246
6.500%, 08/01/2036, #893318	4,995	5,087
Government National Mortgage Association Pool
8.000%, 01/15/2007, #315126	1	1
9.000%, 11/15/2009, #359559	19	20
8.000%, 10/15/2010, #414750	68	70
7.500%, 12/15/2022, #347332	107	111
7.000%, 09/15/2027, #455304	20	20
6.500%, 07/15/2028, #780825	757	779
6.500%, 08/20/2031, #003120	319	327
7.500%, 12/15/2031, #570134	223	232
6.000%, 09/15/2034, #633605 (b)	2,285	2,316
		137,566
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $144,534)		142,565

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 18.0%
Adjustable Rate (a) - 0.7%
Sequoia Mortgage Trust
Series 2004-5, Class X1
0.800%, 06/20/2034 (d)	41,324	276
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.799%, 03/25/2033	805	799
		1,075
Fixed Rate - 17.3%
Chase Mortgage Finance Corporation
Series 2003-S10, Class A1
4.750%, 11/25/2018	2,972	2,876
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,671	1,668
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,921	1,942
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.727%, 05/25/2035	1,450	1,432
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	1,020	1,028
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	1,034	1,022
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.207%, 11/25/2034	2,563	2,578
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	966	944
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,764	2,876
Series 2004-SL4, Class A3
6.500%, 07/25/2032	2,154	2,191
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Class A1
5.000%, 05/25/2018	2,694	2,647
Washington Mutual
Series 2003-S10, Class A2
5.000%, 10/25/2018	19	19
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	2,143	2,068
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.451%, 04/25/2033	1,611	1,678
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	3,654	3,536
		28,505
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $30,160)		29,580

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.0%
Fixed Rate - 2.0%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	347	350
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,877
Series 2002-W1, Class 2A
7.500%, 02/25/2042	1,069	1,111

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $3,355)		3,338

Asset Backed Securities - 0.5%
Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (e)	73	73
Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	743
Total Asset Backed Securities
(Cost $825)		816

Short-Term Investments - 4.3%	SHARES
Money Market Fund - 4.3%
First American Government Obligations Fund, Class Z (f)	7,035,887	7,036
U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill	PAR
4.654%, 12/07/2006 (g)	$70	69
Total Short-Term Investments
(Cost $7,105)		7,105

Investments Purchased with Proceeds from Securities Lending (h) - 43.4%
(Cost $71,383)		71,383

Total Investments - 154.8%
(Cost $257,362)		254,787
Other Assets and Liabilities, Net - (54.8)%		(90,246)
Total Net Assets - 100.0%		$164,541

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2006, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2006.
(b)	This security or a portion of this security is out on loan at September 30, 2006. Total loaned securities had a value of $69,278 at September 30, 2006.
(c)	Security purchased on a when-issued basis. On September 30, 2006, the total cost of investments purchased on a when-issued basis was $19,997 or 12.2% of total net assets.
(d)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of September 30, 2006.

(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." This security has been determined to be liquid under guidelines established by the fund's board of directors. As of September 30, 2006, the value of this investment was $73 or 0.0% of total net assets.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2006.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

As of September 30, 2006, cash collateral was invested as follows:

Commercial Paper	$ 15,741
Corporate Obligations	19,796
Repurchase Agreements	34,532
Other Short-Term Securities	1,314
Total	$ 71,383

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Depreciation

U.S. Treasury 5 Year Note Futures	(40)	$4,221	December 2006	$ (28)
U.S. Treasury 10 Year Note Futures	(29)	3,134	December 2006	(58)
				$ (86)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

UBS	3-Month LIBOR	Receive	5.050%	09/27/2008	$ 4,000	$ 5

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 22, 2006

By:

/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: November 22, 2006